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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21531

TFS Capital Investment Trust
(Exact name of registrant as specified in charter)

10 N. High Street, Suite 500 West Chester, PA	19380
(Address of principal executive offices)	(Zip code)

Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3406

Date of fiscal year end:	October 31, 2016

Date of reporting period:	October 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

ANNUAL REPORT

October 31, 2016

For more information or assistance in opening an account,

please call toll-free 1-888-534-2001.

LETTER TO SHAREHOLDERS

December 21, 2016

Dear Shareholder,

Enclosed is the Annual Report to shareholders of the TFS Market Neutral Fund (ticker: TFSMX), the TFS Small Cap Fund (ticker: TFSSX) and the TFS Hedged Futures Fund (ticker: TFSHX) for the year ended October 31, 2016. On behalf of the investment manager, TFS Capital LLC, we would like to thank you for your continued investment.

TFS Market Neutral Fund (ticker: TFSMX)

	1-year return	3-year return	5-year return	10-year return	Since Inception (9/7/2004)
TFS Market Neutral Fund	-7.79%	-1.24%	1.93%	4.06%	5.32%
S&P 500® Index	4.51%	8.84%	13.57%	6.70%	7.63%

Average annual total returns for periods ended October 31, 2016. Past performance is not a guarantee of future results.

For the fiscal year ended October 31, 2016, the TFS Market Neutral Fund produced significant negative alpha versus the S&P 500 Index. In terms of both absolute and relative performance, this was the worst fiscal year in the Fund’s history.

The significant underperformance was mostly limited to our small cap equity holdings, which make up a majority of the portfolio. The Fund saw positive alpha from its holdings in large cap stocks, closed end funds, and volatility futures. These gains provided a small offset to the larger losses in small cap equities.

During October, the final month of our fiscal year, we observed a reversal of the trend we observed over most of the rest of the year. The small cap equity short positions that hurt performance during most of the prior eleven months contributed positively to the portfolio. The Fund’s alpha in October 2016 was the highest it had been in any month since 2009. (The Fund was up 2.83% in October, while both the S&P 500 and Russell 2000 declined.)

Historically, we have observed that periods of the Fund’s underperformance have been typically followed by periods of outperformance. However, past performance is no guarantee of future results and there is no way to predict how long any period of underperformance will continue or whether it will be followed by outperformance.

We have attempted to improve our portfolio optimization methodology to reduce sector exposures in an effort to position the Fund to benefit from a return of alpha. In addition, we have lowered the beta of the portfolio, which means that moves in the equity markets should have less of an impact on the Fund’s performance.

We believe that many of our investment models have been negatively impacted by historically low interest rates. Based on recent performance we believe this is because our models may function more effectively in a market where interest rates are not so extraordinarily low. In our view, this interest rate environment has allowed companies with weak fundamentals access to money to finance their operations even though their business prospects appear challenging. This, in essence, has propped up company valuations and we believe it has skewed the effectiveness of our models in identifying short sale opportunities among companies with weak fundamentals.

We are encouraged by the recent increase in the federal-funds target interest rate. However, there can be no assurance that this or further increases, if any, will positively impact the Fund’s performance.

The strategies used in managing TFSMX have resulted in returns that have a relatively low correlation to other asset classes. According to Modern Portfolio Theory, portfolios may benefit by combining non-correlated investments. For your reference, below are the TFS Market Neutral Fund’s correlations to several other asset classes since inception.

Index	Correlation Since Inception
S&P 500® Index	0.59
Russell 2000® Index	0.58
MSCI EAFE Index	0.46
Barclays U.S. Aggregate Bond Index	-0.16
Dow Jones REIT ETF Index	0.42
Dow Jones Commodity Futures	0.38

Since inception, TFSMX has produced positive alpha, with lower volatility and market exposure than the S&P 500® Index. From inception through October 31, 2016, TFSMX has had an average annual return of 5.32%, as compared to S&P 500® Index performance during the same period of 7.63%. During this period, the Fund’s beta was 0.23 vs. the S&P 500. This means that the Fund’s risk exposure to the S&P 500 performed as if 23% of it was allocated to the market. In addition, during this time period, the Fund’s average annual volatility measure was 6.7%, compared to S&P 500® Index volatility of 19.0%.

Given the Fund’s recent poor performance, TFSMX ranked in the 74th and 37th percentile, respectively, for the 3-year and 5-year periods ending October 31, 2016, among funds in the Morningstar Market Neutral category. However, TFSMX performance ranked in the top percentile over the 10-year period ending October 31, 2016, among the funds in that category.1

TFS Small Cap Fund (ticker: TFSSX)

	1-year return	3-year return	5-year return	10-year return	Since Inception (3/7/2006)
TFS Small Cap Fund	2.46%	4.09%	12.86%	9.82%	9.97%
Russell 2000® Index	4.11%	4.12%	11.51%	5.96%	6.27%

Average annual total returns for periods ended October 31, 2016. Past performance is not a guarantee of future results.

TFSSX underperformed its benchmark, the Russell 2000® Index, by 1.65% during the 2016 fiscal year. Most of this underperformance occurred in the first calendar quarter of 2016, when equity volatility increased dramatically; sector exposures during the quarter hurt the Fund’s performance. Due to a new portfolio construction methodology, current sector exposures in the Fund are somewhat closer to the benchmark exposures.

Given its “long-only” mandate, TFSSX is expected to have a high correlation to U.S. small-cap equity market movements with most of the performance deviation attributable to TFS Capital’s equity selection.

Despite a year with negative alpha for TFSSX, the Fund’s 10-year track record remains strong. Over the last 10 years, the Fund has generated an average annual return that is 3.86% higher than that of the Russell 2000. TFSSX performance ranked in the top percentile of funds in the Morningstar Small Blend category over the 10-year period ending October 31, 2016.2

TFS Hedged Futures Fund (ticker: TFSHX)

	1-year return	3-year return	Since Inception (12/29/2011)
TFS Hedged Futures Fund	0.28%	2.23%	1.67%
S&P Diversified Trends Indicator	-0.93%	0.27%	-1.75%
Bloomberg Commodity Index	-2.89%	-12.15%	-9.81%
S&P 500 Index	4.51%	8.84%	13.75%

Average annual total return for the periods ended October 31, 2016. Past performance is not a guarantee of future results.

TFS Hedged Futures Fund had a minimal gain of 0.28% during the fiscal year. However, both its short-term and long-term performance compare favorably to the Diversified Trends Indicator; the Fund is outperforming that benchmark over the 1-year and 3-year return periods, as well as since inception.

The Fund’s performance this year was driven by modestly positive returns from its futures volatility strategies, coupled with generally negative performance from its commodities strategies.

During the month of June, we increased the maximum target exposure of each of the Fund’s strategies. This change will cause an increased exposure to the performance of the underlying strategies, both up and down. The amount of money the Fund has invested will also increase. However, even with this increase in exposure, the recent volatility of the Fund’s daily NAV movements has still been well below the average fund in the managed futures mutual fund category.

TFSHX exhibits low-to-negative correlation to all major asset classes including global equities, fixed income, and commodities. The Fund, which does not employ trend-following strategies, also has a low average correlation to the S&P DTI and other funds in Morningstar’s Managed Futures Category. For your reference, below are the TFS Hedged Futures Fund’s correlations to several other asset classes, and the TFS Market Neutral Fund.

Index	Correlation Since Inception
S&P Diversified Trends Indicator	-0.05
S&P 500® Index	0.12
MSCI EAFE Index	0.09
S&P GSCI Index	-0.05
Barclays U.S. Aggregate Bond Index	-0.02
TFS Market Neutral Fund (ticker: TFSMX)	0.20

As always, we do not recommend allocating a high percentage of one’s assets to any single investment fund managed by TFS Capital given the risks inherent in each product. Rather, we believe that they are best used as a component of a diversified portfolio of investments. If you have any questions regarding the information presented here, please contact us.

Best regards,

Eric Newman
Kevin Gates
Richard Gates
David Hall
Co-Portfolio Managers
TFS Capital LLC

The performance data quoted represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance information current through the most recent month-end is available at www.tfscapital.com. The investment return and principal value of an investment in the mutual funds discussed in this report (the “Funds”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fee reductions and/or expense reimbursements by the Adviser have positively impacted the Funds’ performance. Without such reductions and/or reimbursements, performance would have been lower. An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. To obtain a summary prospectus and/or prospectus, which each contain this and other important information, go to www.TFSCapital.com or call (888) 534-2001. Please read the summary prospectus and/or prospectus carefully before investing. The Funds may not be suitable for all investors. Futures investing is speculative. Each Fund’s current NAV per share is available at www.TFSCapital.com.

[1]

Based on Morningstar data for the periods ended 10/31/16. Category % ranking for TFSMX was 74th percentile out of 121 funds for the 3-year period, 37th percentile out of 79 funds for the 5-year period and 1st percentile out of 37 funds for the 10-year period. Past performance is not a guarantee of future results.

[2]

Based on Morningstar data for the periods ended 10/31/16. Category % ranking for TFSSX was 43rd percentile out of 659 funds for the 3-year period, 1st quartile for the 5-year period out of 5760 funds and 1st percentile for the 10-year periodout of 389 funds. Past performance is not a guarantee of future results.

Investments are placed into Morningstar Categories based on their compositions and portfolio statistics so that investors can make meaningful comparisons. Morningstar Category % Rank is a fund’s total-return percentile rank relative to all funds in the same category. The highest (or most favorable) percentile rank is one and the lowest (or least favorable) percentile rank is 100. The Category % Rank complements the Morningstar Rating, especially for funds in smaller categories because these funds may have received a 3-star rating, but could be in the top half of their category performance.

TFS MARKET NEUTRAL FUND PERFORMANCE INFORMATION (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
TFS Market Neutral Fund versus the S&P 500® Index

Average Annual Total Returns For the periods ended October 31, 2016
	1 Year	5 Years	10 Years
TFS Market Neutral Fund(a)	(7.79%)	1.93%	4.06%
S&P 500® Index	4.51%	13.57%	6.70%

(a)	The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

TFS SMALL CAP FUND PERFORMANCE INFORMATION (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
TFS Small Cap Fund versus the Russell 2000® Index

Average Annual Total Returns For the periods ended October 31, 2016
	1 Year	5 Years	10 Years
TFS Small Cap Fund(a)	2.46%	12.86%	9.82%
Russell 2000® Index	4.11%	11.51%	5.96%

(a)	The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

TFS HEDGED FUTURES FUND PERFORMANCE INFORMATION (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
TFS Hedged Futures Fund versus the
S&P Diversified Trends Indicator and the S&P 500® Index

Average Annual Total Returns For the periods ended October 31, 2016
	1 Year	Since Inception(b)
TFS Hedged Futures Fund(a)	0.28%	1.67%
S&P Diversified Trends Indicator	(0.93%)	(1.75%)
S&P 500® Index	4.51%	13.75%

(a)	The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Initial public offering of shares was December 29, 2011.

TFS MARKET NEUTRAL FUND
PORTFOLIO INFORMATION
October 31, 2016 (Unaudited)

Common Stocks vs.
the S&P 500® Index Net Sector Exposure*

*

The net percentages for TFS Market Neutral Fund are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages will not total to 100%.

Top 10 Long Common Stocks		Top 10 Short Common Stocks
Security Description	% of Net Assets	Security Description	% of Net Assets
Huntsman Corporation	0.53%	Square, Inc. - Class A	0.50%
Regal Beloit Corporation	0.53%	LPL Financial Holdings, Inc.	0.49%
Telephone and Data Systems, Inc.	0.51%	Tempur Sealy International, Inc.	0.48%
Murphy USA, Inc.	0.51%	Alnylam Pharmaceuticals, Inc.	0.47%
Rackspace Hosting, Inc.	0.51%	Fitbit, Inc. - Class A	0.47%
Terex Corporation	0.50%	Sprouts Farmers Market, Inc.	0.46%
Hill-Rom Holdings, Inc.	0.49%	Pandora Media, Inc.	0.46%
Jabil Circuit, Inc.	0.49%	SunPower Corporation	0.45%
Alexandria Real Estate Equities, Inc.	0.49%	Transocean Ltd.	0.45%
Hudson Pacific Properties, Inc.	0.48%	GameStop Corporation - Class A	0.45%

TFS SMALL CAP FUND
PORTFOLIO INFORMATION
October 31, 2016 (Unaudited)

Sector Allocation (% of Net Assets)

Top 10 Equity Positions
Security Description	% of Net Assets
Hudson Pacific Properties, Inc.	0.81%
TIER REIT, Inc.	0.73%
CBL & Associates Properties, Inc.	0.68%
Washington Prime Group, Inc.	0.66%
CorEnergy Infrastructure Trust, Inc.	0.63%
Government Properties Income Trust	0.62%
Ramco-Gershenson Properties Trust	0.61%
Washington Real Estate Investment Trust	0.61%
Mack-Cali Realty Corporation	0.60%
ICU Medical, Inc.	0.60%

TFS HEDGED FUTURES FUND
PORTFOLIO INFORMATION
October 31, 2016 (Unaudited)

Exposure by Type of Futures Contract
(Notional Value as a % of Net Assets)

Net Exposure by Type of Futures Contract (Net as a % of Net Assets)
Net Commodity Futures Exposure	0.2%
Net Financial Futures Exposure	(12.1%)

TFS MARKET NEUTRAL FUND SUMMARY SCHEDULE OF INVESTMENTS* October 31, 2016
COMMON STOCKS — 95.0%	Shares	Value
Consumer Discretionary — 15.3%
American Axle & Manufacturing Holdings, Inc. (a)	74,480	$1,334,682
Bloomin' Brands, Inc.	78,158	1,352,133
Callaway Golf Company	137,539	1,404,273
Capella Education Company	18,748	1,370,479
Johnson Outdoors, Inc. - Class A	37,622	1,353,640
Liberty TripAdvisor Holdings, Inc. - Series A (a)	65,070	1,444,554
MarineMax, Inc. (a)	64,834	1,293,438
Murphy USA, Inc. (a)	22,812	1,569,009
Office Depot, Inc.	421,572	1,327,952
Other Consumer Discretionary (b)		34,690,898
		47,141,058
Consumer Staples — 5.2%
Darling Ingredients, Inc. (a)	102,076	1,388,234
Fresh Del Monte Produce, Inc.	22,110	1,334,339
Performance Food Group Company (a)	55,084	1,322,016
SpartanNash Company	47,329	1,325,212
Other Consumer Staples (b)		10,709,879
		16,079,680
Energy — 5.4%
Nabors Industries Ltd.	117,763	1,401,380
Other Energy (b)		15,347,430
		16,748,810
Financials — 8.3%
Other Financials (b)		25,419,268

Health Care — 18.6%
BioSpecifics Technologies Corporation (a)	29,948	1,299,444
Cantel Medical Corporation	18,545	1,320,960
Cepheid (a)	24,944	1,319,538
Genomic Health, Inc. (a)	43,404	1,293,873
Haemonetics Corporation (a)	38,896	1,299,515
Halyard Health, Inc. (a)	40,286	1,303,252
Hill-Rom Holdings, Inc.	27,453	1,521,171
INC Research Holdings, Inc. - Class A (a)	31,633	1,445,628
Kindred Healthcare, Inc.	134,465	1,324,480
Orthofix International N.V. (a)	36,146	1,324,751
Phibro Animal Health Corporation - Class A	54,659	1,418,401
Other Health Care (b)		42,436,500
		57,307,513
Industrials — 11.9%
Encore Wire Corporation	38,495	1,314,604
Matson, Inc.	32,457	1,296,332
Regal Beloit Corporation	27,507	1,625,664

TFS MARKET NEUTRAL FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)
COMMON STOCKS — 95.0% (Continued)	Shares	Value
Industrials — 11.9% (Continued)
SkyWest, Inc.	44,903	$1,353,825
Terex Corporation	65,199	1,556,952
Viad Corporation	35,558	1,475,657
Other Industrials (b)		28,039,018
		36,662,052
Information Technology — 16.5%
Eastman Kodak Company (a)	86,572	1,289,923
Jabil Circuit, Inc.	70,557	1,505,686
Mentor Graphics Corporation	46,316	1,338,532
Rackspace Hosting, Inc. (a)	48,912	1,562,249
Rudolph Technologies, Inc. (a)	75,048	1,358,369
Super Micro Computer, Inc. (a)	58,861	1,395,005
Other Information Technology (b)		42,414,717
		50,864,481
Materials — 5.4%
Huntsman Corporation	96,845	1,641,523
Other Materials (b)		15,127,007
		16,768,530
Real Estate — 5.4%
Alexandria Real Estate Equities, Inc.	13,918	1,500,500
CBL & Associates Properties, Inc.	122,981	1,315,897
CorEnergy Infrastructure Trust, Inc.	47,714	1,292,095
Corporate Office Properties Trust	53,968	1,440,406
Forest City Realty Trust, Inc. - Class A	63,197	1,364,423
Hudson Pacific Properties, Inc.	44,143	1,484,088
Kilroy Realty Corporation	20,614	1,480,704
SL Green Realty Corporation	13,902	1,365,454
TIER REIT, Inc.	93,535	1,379,641
Other Real Estate (b)		4,113,771
		16,736,979
Telecommunication Services — 1.6%
IDT Corporation - Class B	72,997	1,305,916
Telephone and Data Systems, Inc.	61,438	1,587,558
Other Telecommunication Services (b)		1,951,335
		4,844,809
Utilities — 1.4%
Talen Energy Corporation (a)	99,892	1,391,496
Other Utilities (b)		2,930,309
		4,321,805

Total Common Stocks (Cost $289,972,798)		$292,894,985

TFS MARKET NEUTRAL FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)
INVESTMENT COMPANIES — 3.6%	Shares	Value
Other Investment Companies (Cost $11,176,369)(b)		$11,134,446

WARRANTS — 0.0%	Shares	Value
Imperial Holdings, Inc. (d) (Cost $0)	1,663	$0

MONEY MARKET FUNDS — 1.5%	Shares	Value
Federated Government Obligations Fund - Institutional Class, 0.27% (e) (Cost $4,653,154)	4,653,154	$4,653,154

Total Investments at Value — 100.1% (Cost $305,802,321)		$308,682,585

Liabilities in Excess of Other Assets — (0.1%) (f)		(259,608)

Net Assets — 100.0%		$308,422,977

*	A complete Schedule of Investments is available without charge upon request by calling toll-free 1-888-534-2001 or on the SEC’s website at http://www.sec.gov.
(a)	Non-income producing security.
(b)
Represents issuers not identified as either a top 50 holding in terms of value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, or not a fair-valued security as of October 31, 2016.

(c)	Percentage rounds to less than 0.1%.
(d)
Security has been valued at fair value pursuant to procedures adopted by and under the supervision of the Board of Trustees. The total value of such securities is $0 at October 31, 2016 representing 0.0% of net assets (Note 2).

(e)	The rate shown is the 7-day effective yield as of October 31, 2016.
(f)	Includes cash held as margin deposits for open short positions.
See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT October 31, 2016
COMMON STOCKS — 81.3%	Shares	Value
Consumer Discretionary — 12.5%
Auto Components — 0.4%
Ballard Power Systems, Inc.	73,593	$144,978
China XD Plastics Company Ltd.	13	57
Clean Diesel Technologies, Inc.	595	1,660
Motorcar Parts of America, Inc.	39,827	1,045,060
Spartan Motors, Inc.	56	479
Strattec Security Corporation	109	3,869
Unique Fabricating, Inc.	16	200
		1,196,303
Automobiles — 0.6%
Harley-Davidson, Inc.	858	48,923
Kandi Technologies Group, Inc.	241,586	1,207,930
Tesla Motors, Inc.	2,100	415,233
Workhorse Group, Inc.	22,846	151,697
		1,823,783
Distributors — 0.0% (a)
Educational Development Corporation	270	2,524
Fenix Parts, Inc.	967	3,307
VOXX International Corporation	21,681	88,892
Weyco Group, Inc.	76	1,924
		96,647
Diversified Consumer Services — 0.6%
2U, Inc.	3,705	129,156
Carriage Services, Inc.	2,341	55,341
DeVry Education Group, Inc.	2,077	47,148
H&R Block, Inc.	15,371	353,072
Matthews International Corporation - Class A	449	26,895
Sotheby's	365	13,096
Universal Technical Institute, Inc.	2,672	4,062
Weight Watchers International, Inc.	124,890	1,283,869
		1,912,639
Hotels, Restaurants & Leisure — 2.0%
Amaya, Inc.	81,612	1,097,681
Caesars Entertainment Corporation	9,585	68,053
Chipotle Mexican Grill, Inc.	1,048	378,076
Chuy's Holdings, Inc.	189	5,368
Dave & Buster's Entertainment, Inc.	127	5,251
Dunkin' Brands Group, Inc.	6,840	330,782
El Pollo Loco Holdings, Inc.	334	4,075
Gaming Partners International Corporation	1,202	12,489
Intrawest Resorts Holdings, Inc.	9,233	151,514
J. Alexander's Holdings, Inc.	1,204	10,836
Jamba, Inc.	12,830	135,357

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 81.3% (Continued)	Shares	Value
Consumer Discretionary — 12.5% (Continued)
Hotels, Restaurants & Leisure — 2.0% (Continued)
Kona Grill, Inc.	727	$7,815
Lindblad Expeditions Holdings, Inc.	11,450	93,776
Noodles & Company	8,353	39,259
Papa Murphy's Holdings, Inc.	9,298	51,697
Peak Resorts, Inc.	1,758	8,526
Popeyes Louisiana Kitchen, Inc.	28	1,495
Rave Restaurant Group, Inc.	41	114
RCI Hospitality Holdings, Inc.	323	3,750
Ruby Tuesday, Inc.	5,503	16,344
Scientific Games Corporation - Class A	1,222	15,153
SeaWorld Entertainment, Inc.	1,814	25,414
Shake Shack, Inc. - Class A	34,319	1,094,433
Sonic Corporation	46,205	1,058,557
Town Sports International Holdings, Inc.	11,626	29,065
Wynn Resorts Ltd.	4,097	387,371
Zoe's Kitchen, Inc.	48,885	1,108,223
		6,140,474
Household Durables — 1.5%
CSS Industries, Inc.	100	2,510
Ethan Allen Interiors, Inc.	171	5,250
Garmin Ltd.	8,584	415,122
GoPro, Inc. - Class A	12,570	160,645
Green Brick Partners, Inc.	70	535
iRobot Corporation	2,131	108,042
LGI Homes, Inc.	176	5,238
MDC Holdings, Inc.	722	17,119
New Home Company, Inc. (The)	5,158	51,683
Nova Lifestyle, Inc.	28,302	101,887
Skyline Corporation	1,329	15,376
SodaStream International Ltd.	110	2,847
Tempur Sealy International, Inc.	27,551	1,489,683
Turtle Beach Corporation	82,462	112,973
UCP, Inc.	427	3,886
Vuzix Corporation	134,999	985,493
WCI Communities, Inc.	10,730	248,399
William Lyon Homes - Class A	3,628	64,796
ZAGG, Inc.	145,551	946,081
		4,737,565
Internet & Direct Marketing Retail — 1.0%
Blue Nile, Inc.	149	5,205
Gaia, Inc.	4,613	34,136
Lands' End, Inc.	80,108	1,249,685
MakeMyTrip Ltd.	37,239	1,057,588

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 81.3% (Continued)	Shares	Value
Consumer Discretionary — 12.5% (Continued)
Internet & Direct Marketing Retail — 1.0% (Continued)
Netflix, Inc.	3,359	$419,438
PetMed Express, Inc.	9,438	187,533
U.S. Auto Parts Network, Inc.	60	184
		2,953,769
Leisure Products — 0.3%
Arctic Cat, Inc.	1,666	24,973
Escalade, Inc.	10,240	124,416
JAKKS Pacific, Inc.	26,941	180,505
Marine Products Corporation	3,093	28,919
Mattel, Inc.	102	3,216
Performance Sports Group Ltd.	137,677	479,116
Polaris Industries, Inc.	321	24,592
Smith & Wesson Holding Corporation	604	15,964
		881,701
Media — 1.2%
AMC Entertainment Holdings, Inc. - Class A	61	1,918
Central European Media Enterprises Ltd. - Class A	33,135	81,181
Cinemark Holdings, Inc.	97	3,861
Clear Channel Outdoor Holdings, Inc. - Class A	51	293
E.W. Scripps Company (The) - Class A	230	3,050
Entercom Communications Corporation - Class A	2,707	35,732
Eros International plc	5,701	101,193
Global Eagle Entertainment, Inc.	4,803	38,664
Lee Enterprises, Inc.	14,607	37,248
Liberty Broadband - Series C	74	4,932
MDC Partners, Inc. - Class A	106,830	902,714
New Media Investment Group, Inc.	460	6,624
Nexstar Broadcasting Group, Inc. - Class A	1,028	50,166
Pandora Media, Inc.	125,883	1,426,254
Radio One, Inc. - Class D	22,357	55,893
Reading International, Inc.	1,935	25,523
Regal Entertainment Group - Class A	18,567	399,376
Saga Communications, Inc. - Class A	91	3,822
Scripps Networks Interactive, Inc. - Class A	5,611	361,124
Starz - Series A	111	3,492
		3,543,060
Multiline Retail — 0.5%
Bon-Ton Stores, Inc. (The)	508	701
Dillard's, Inc. - Class A	27	1,655
Fred's, Inc. - Class A	68,472	625,149
J. C. Penney Company, Inc.	37,716	323,981
Nordstrom, Inc.	6,496	337,792
Ollie's Bargain Outlet Holdings, Inc.	193	5,279

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 81.3% (Continued)	Shares	Value
Consumer Discretionary — 12.5% (Continued)
Multiline Retail — 0.5% (Continued)
Sears Holdings Corporation	16,611	$184,548
		1,479,105
Specialty Retail — 3.5%
Abercrombie & Fitch Company - Class A	2,138	31,236
America's Car-Mart, Inc.	16,482	673,290
Ascena Retail Group, Inc.	8,959	43,810
Birks Group, Inc.	2,252	3,063
Boot Barn Holdings, Inc.	85,755	1,097,664
Buckle, Inc. (The)	26,613	554,881
Build-A-Bear Workshop, Inc.	34,996	472,446
Cabela's, Inc.	530	32,653
Chico's FAS, Inc.	984	11,483
China Auto Logistics, Inc.	1,509	4,391
Christopher & Banks Corporation	432	553
Conn's, Inc.	56,156	533,482
DavidsTea, Inc.	3,429	36,176
Dick's Sporting Goods, Inc.	37	2,059
Express, Inc.	2,630	31,613
Finish Line, Inc. (The) - Class A	216	4,253
Five Below, Inc.	290	10,898
Foot Locker, Inc.	5,151	343,932
GameStop Corporation - Class A	57,181	1,375,203
GNC Acquisition Holdings, Inc. - Class A	49,538	665,295
Guess?, Inc.	2,432	32,832
Haverty Furniture Companies, Inc.	244	4,331
hhgregg, Inc.	920	1,564
Hibbett Sports, Inc.	2,258	87,723
Lithia Motors, Inc. - Class A	2	172
Lumber Liquidators Holdings, Inc.	46,948	728,163
Monro Muffler Brake, Inc.	18,595	1,022,725
Pier 1 Imports, Inc.	5,283	22,770
Rent-A-Center, Inc.	53,872	543,568
Restoration Hardware Holdings, Inc.	38,416	1,112,912
Sears Hometown and Outlet Stores, Inc.	21,312	103,363
Select Comfort Corporation	563	10,804
Signet Jewelers Ltd.	5,237	425,559
Sonic Automotive, Inc. - Class A	289	5,173
Stein Mart, Inc.	3,224	19,408
Tailored Brands, Inc.	1,615	25,517
Tiffany & Company	5,791	425,175
Ulta Salon Cosmetics & Fragrance, Inc.	1,437	349,680
Vitamin Shoppe, Inc.	2,193	54,935
Winmark Corporation	34	3,636

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 81.3% (Continued)	Shares	Value
Consumer Discretionary — 12.5% (Continued)
Specialty Retail — 3.5% (Continued)
Zumiez, Inc.	58	$1,291
		10,909,682
Textiles, Apparel & Luxury Goods — 0.9%
Delta Apparel, Inc.	107	1,766
Differential Brands Group, Inc.	1,187	4,986
Fossil Group, Inc.	193	5,263
G-III Apparel Group Ltd.	1,024	26,747
Iconix Brand Group, Inc.	114,375	901,275
Kingold Jewelry, Inc.	61,588	121,328
NIKE, Inc. - Class B	6,727	337,561
Sequential Brands Group, Inc.	143,212	1,031,126
Skechers U.S.A., Inc. - Class A	302	6,351
Under Armour, Inc. - Class A	12,922	401,874
		2,838,277
Consumer Staples — 3.9%
Beverages — 0.2%
Brown-Forman Corporation - Class B	7,499	346,229
Craft Brewers Alliance, Inc.	1,577	25,311
MGP Ingredients, Inc.	6,843	240,942
National Beverage Corporation	514	24,281
		636,763
Food & Staples Retailing — 1.1%
Chefs' Warehouse, Inc. (The)	19,152	218,333
Diplomat Pharmacy, Inc.	55	1,274
Natural Grocers by Vitamin Cottage, Inc.	88,416	1,050,382
Rite Aid Corporation	60,628	406,814
Sprouts Farmers Market, Inc.	64,541	1,429,583
SUPERVALU, Inc.	3,303	14,170
Whole Foods Market, Inc.	11,960	338,349
		3,458,905
Food Products — 1.7%
Alico, Inc.	121	3,164
Amira Nature Foods Ltd.	23,724	185,996
Amplify Snack Brands, Inc.	354	5,129
Arcadia Biosciences, Inc.	3,306	5,356
Blue Buffalo Pet Products, Inc.	180	4,522
Cal-Maine Foods, Inc.	32,938	1,273,054
Campbell Soup Company	43	2,337
Dean Foods Company	3,345	61,080
Flowers Foods, Inc.	27,279	423,370
Freshpet, Inc.	125,602	1,067,617
Hormel Foods Corporation	11,175	430,238
Inventure Foods, Inc.	3,018	25,532

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 81.3% (Continued)	Shares	Value
Consumer Staples — 3.9% (Continued)
Food Products — 1.7% (Continued)
John B. Sanfilippo & Son, Inc.	8	$405
Lifeway Foods, Inc.	2,698	48,240
Limoneira Company	241	4,745
Origin Agritech Ltd.	4,703	11,993
Pilgrim's Pride Corporation	16,580	362,107
Skypeople Fruit Juice, Inc.	16,432	104,672
Sunopta, Inc.	155,302	1,032,758
Tootsie Roll Industries, Inc.	670	23,751
Tyson Foods, Inc. - Class A	2,155	152,682
		5,228,748
Household Products — 0.1%
HRG Group, Inc.	305	4,587
Orchids Paper Products Company	4,642	119,114
		123,701
Personal Products — 0.8%
22nd Century Group, Inc.	103,994	134,152
China-Biotics, Inc. (b)	535,616	0
Herbalife Ltd.	5,542	336,289
LifeVantage Corporation	81,412	667,578
Natural Health Trends Corporation	48,970	1,142,470
Synutra International, Inc.	10,471	40,837
United-Guardian, Inc.	3,272	51,043
		2,372,369
Tobacco — 0.0% (a)
Universal Corporation	1,261	68,346

Energy — 4.9%
Energy Equipment & Services — 1.8%
Aspen Aerogels, Inc.	12,655	78,081
Atwood Oceanics, Inc.	4,513	34,434
Bristow Group, Inc.	64,675	647,397
CARBO Ceramics, Inc.	1,728	10,541
Dawson Geophysical Company	384	2,515
Diamond Offshore Drilling, Inc.	1,745	28,775
Dril-Quip, Inc.	50	2,375
Frank's International N.V.	68,097	766,091
Geospace Technologies Corporation	4,130	76,116
Helmerich & Payne, Inc.	5,365	338,585
Hornbeck Offshore Services, Inc.	177,896	706,247
Ion Geophysical Corporation	18,897	111,492
National Oilwell Varco, Inc.	8,992	288,643
Noble Corporation plc	6,474	31,982
Nordic American Offshore Ltd.	24,894	82,150

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 81.3% (Continued)	Shares	Value
Energy — 4.9% (Continued)
Energy Equipment & Services — 1.8% (Continued)
Ocean Rig UDW, Inc.	120,700	$127,942
Oil States International, Inc.	20	585
Pioneer Energy Services Corporation	3,999	14,197
RPC, Inc.	20,655	356,712
SAExploration Holdings, Inc.	14,583	119,726
SEACOR Holdings, Inc.	454	22,387
Seadrill Ltd.	86,205	183,617
Tesco Corporation	3,704	25,372
Tidewater, Inc.	82,802	143,248
Transocean Ltd.	144,107	1,384,868
		5,584,078
Oil, Gas & Consumable Fuels — 3.1%
Amyris, Inc.	92,733	95,515
Approach Resources, Inc.	273,846	780,461
Ardmore Shipping Corporation	83	485
Bonanza Creek Energy, Inc.	221,429	207,523
California Resources Corporation	95,333	978,117
Centrus Energy Corporation - Class A	375	1,466
Chesapeake Energy Corporation	54,739	301,612
Clayton Williams Energy, Inc.	323	28,201
Clean Energy Fuels Corporation	6,226	25,589
Cobalt International Energy, Inc.	131,850	124,480
Comstock Resources, Inc.	122,392	1,194,546
CONSOL Energy, Inc.	21,819	369,832
Denbury Resources, Inc.	111,908	267,460
Dorian LPG Ltd.	12,278	69,125
Earthstone Energy, Inc.	6,158	52,528
EnLink Midstream, LLC	164	2,501
EP Energy Corporation - Class A	4,403	15,675
Evolution Petroleum Corporation	426	3,280
EXCO Resources, Inc.	7,410	8,003
Frontline Ltd.	123,286	883,961
Gastar Exploration, Inc.	23,349	25,217
Golar LNG Ltd.	218	4,772
Jones Energy, Inc. - Class A	10,502	43,058
Kosmos Energy Ltd.	57,756	300,909
Lucas Energy, Inc.	50,312	63,896
Magellan Petroleum Corporation	11,349	56,404
Matador Resources Company	227	4,951
Navios Maritime Acquisition Corporation	5,017	6,372
New Concept Energy, Inc.	46,273	89,307
Nordic American Tankers Ltd.	137,380	1,122,395
Northern Oil & Gas, Inc.	489,762	1,028,500

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 81.3% (Continued)	Shares	Value
Energy — 4.9% (Continued)
Oil, Gas & Consumable Fuels — 3.1% (Continued)
Panhandle Oil & Gas, Inc. - Class A	493	$8,874
Parsley Energy, Inc. - Class A	12,098	398,024
PBF Energy, Inc. - Class A	987	21,517
Range Resources Corporation	4,881	164,929
Renewable Energy Group, Inc.	10,280	89,950
Resolute Energy Corporation	547	14,167
Sanchez Energy Corporation	146	930
Ship Finance International Ltd.	682	8,627
Stone Energy Corporation	23,764	98,858
Synergy Resources Corporation	708	4,843
Uranium Resources, Inc.	317	403
W&T Offshore, Inc.	102,221	148,220
Westmoreland Coal Company	1,942	17,245
Whiting Petroleum Corporation	46,716	384,940
WPX Energy, Inc.	1,091	11,848
		9,529,516
Financials — 6.3%
Banks — 1.9%
American River Bankshares	68	832
Ameris Bancorp	77	2,795
Ames National Corporation	77	2,087
Associated Banc-Corp	67	1,360
Bancorp of New Jersey, Inc.	568	6,418
Bank of Marin Bancorp	30	1,523
Bay Bancorp, Inc.	451	2,413
BCB Bancorp, Inc.	1,283	15,139
Blue Hills Bancorp, Inc.	78	1,213
BOK Financial Corporation	5,994	425,694
Boston Private Financial Holdings, Inc.	2	26
Bridge Bancorp, Inc.	185	5,097
Capital Bank Financial Corporation - Class A	848	27,772
Carolina Bank Holdings, Inc.	68	1,359
Carolina Financial Corporation	52	1,186
City Holding Company	713	37,269
Civista Bancshares, Inc.	41	604
CoBiz Financial, Inc.	293	3,727
Commerce Union Bancshares, Inc.	48	973
Community Bank System, Inc.	18,197	857,261
CVB Financial Corporation	2,592	43,494
Enterprise Bancorp, Inc.	18	470
Enterprise Financial Services Corporation	43	1,423
First Bancorp (North Carolina)	5,502	108,775
First Financial Bankshares, Inc.	31,862	1,153,404

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 81.3% (Continued)	Shares	Value
Financials — 6.3% (Continued)
Banks — 1.9% (Continued)
First Horizon National Corporation	650	$10,017
First Internet Bancorp	139	3,649
First Interstate BancSystem, Inc. - Class A	23	734
First Merchants Corporation	109	3,068
First NBC Bank Holding Company	121,271	654,863
FNB Corporation	389	5,084
Glacier Bancorp, Inc.	182	5,143
Hancock Holding Company	225	7,549
Heritage Oaks Bancorp	31	246
Hope Bancorp, Inc.	8,338	134,575
LegacyTexas Financial Group, Inc.	24	821
Mackinac Financial Corporation	297	3,433
MainSource Financial Group, Inc.	16	399
Merchants Bancshares, Inc.	63	2,709
MidSouth Bancorp, Inc.	11,727	120,202
MidWestOne Financial Group, Inc.	27	785
National Bankshares, Inc.	354	12,302
OFG Bancorp	2,351	25,038
Old National Bancorp	356	5,233
Opus Bank	51,843	1,039,452
Pacific Mercantile Bancorp	2,518	14,101
Park National Corporation	2,740	265,588
Penns Woods Bancorp, Inc.	2,173	92,353
Peoples Financial Services Corporation	2,318	92,349
People's Utah Bancorp	94	1,885
Republic First Bancorp, Inc.	2,924	11,550
S&T Bancorp, Inc.	118	3,704
Sandy Spring Bancorp, Inc.	88	2,790
South State Corporation	328	24,059
Southside Bancshares, Inc.	3,168	103,340
State Bank Financial Corporation	1,123	24,762
Summit Financial Group, Inc.	3,839	75,897
Summit State Bank	790	10,428
Sun Bancorp, Inc./NJ	191	4,393
Tompkins Financial Corporation	672	53,276
TowneBank	159	3,943
Trustmark Corporation	770	21,314
United Bankshares, Inc.	362	13,647
Valley National Bancorp	518	5,107
WesBanco, Inc.	130	4,278
West Bancorporation, Inc.	101	1,949
Westamerica Bancorporation	7,043	349,051

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 81.3% (Continued)	Shares	Value
Financials — 6.3% (Continued)
Banks — 1.9% (Continued)
Xenith Banchares, Inc.	6,886	$16,113
		5,933,493
Capital Markets — 1.1%
American Capital Senior Floating Ltd.	149	1,661
BGC Partners, Inc. - Class A	1,854	15,926
Cowen Group, Inc. - Class A	96,614	313,995
FBR & Company	6,471	89,947
Fidus Investment Corporation	4,319	64,699
Fifth Street Senior Floating Rate Corporation	107	919
Financial Engines, Inc.	3,457	95,586
FS Investment Corporation	51,701	496,330
FXCM, Inc. - Class A	557	4,345
Gladstone Capital Corporation	2,115	16,455
Goldman Sachs Group, Inc. (The)	1,890	336,874
Greenhill & Company, Inc.	217	5,089
GSV Capital Corporation	23,181	111,037
Harvest Capital Credit Corporation	183	2,216
KCAP Financial, Inc.	4,725	19,939
Ladenburg Thalmann Financial Services, Inc.	1,266	2,583
LPL Financial Holdings, Inc.	48,638	1,505,832
Main Street Capital Corporation	64	2,148
OFS Capital Corporation	121	1,591
OHA Investment Corporation	927	2,651
PennantPark Floating Rate Capital Ltd.	209	2,711
PJT Partners, Inc. - Class A	999	27,512
Prospect Capital Corporation	4,578	36,120
Safeguard Scientifics, Inc.	265	3,127
Solar Senior Capital Ltd.	238	3,689
Stellus Capital Investment Corporation	139	1,515
TICC Capital Corporation	24	134
Virtu Financial, Inc. - Class A	1	13
Virtus Investment Partners, Inc.	16	1,717
Wins Finance Holdings, Inc.	596	17,582
WisdomTree Investments, Inc.	2,399	20,583
ZAIS Group Holdings, Inc.	2,034	3,580
		3,208,106
Consumer Finance — 0.6%
Credit Acceptance Corporation	2,268	417,539
Encore Capital Group, Inc.	9,255	183,712
Enova International, Inc.	2,691	25,296
FirstCash, Inc.	74	3,489
OneMain Holdings, Inc.	80	2,267
PRA Group, Inc.	2,243	71,552

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 81.3% (Continued)	Shares	Value
Financials — 6.3% (Continued)
Consumer Finance — 0.6% (Continued)
Regional Management Corporation	649	$14,453
Santander Consumer USA Holdings, Inc.	26,677	325,459
World Acceptance Corporation	16,983	807,032
		1,850,799
Diversified Financial Services — 0.2%
CME Group, Inc.	3,169	317,217
Manhattan Bridge Capital, Inc.	3,672	22,215
Medallion Financial Corporation	20,055	68,989
On Deck Capital, Inc.	3,830	18,729
PICO Holdings, Inc.	152	1,839
Tiptree Financial, Inc.	700	4,060
		433,049
Insurance — 1.5%
Allied World Assurance Company Holdings, AG	293	12,593
AmTrust Financial Services, Inc.	16,184	427,096
Argo Group International Holdings Ltd.	15	834
Assurant, Inc.	42	3,382
Baldwin & Lyons, Inc. - Class B	40	984
Blue Capital Holdings Ltd.	4,014	71,048
Citizens, Inc.	81,714	635,735
CNA Financial Corporation	9,989	365,298
Conifer Holdings, Inc.	2,465	18,980
Crawford & Company - Class B	3,874	43,582
Federated National Holding Company	891	15,958
Fidelity & Guaranty Life	1,087	24,023
Hallmark Financial Services, Inc.	456	4,724
HCI Group, Inc.	39,680	1,075,725
Heritage Insurance Holdings, Inc.	800	9,432
Infinity Property & Casualty Corporation	22	1,803
MBIA, Inc.	1,556	11,981
National Western Life Group, Inc. - Class A	10	2,154
OneBeacon Insurance Group Ltd. - Class A	222	3,050
Patriot National, Inc.	117,304	743,707
Primerica, Inc.	1,591	87,028
United Insurance Holdings Corporation	864	12,528
Universal Insurance Holdings, Inc.	51,317	1,093,052
		4,664,697
Mortgage Real Estate Investment Trusts — 0.0% (a)
ZAIS Financial Corporation	1,044	13,990

Thrifts & Mortgage Finance — 1.0%
Banc of California, Inc.	85,582	1,138,241
BankFinancial Corporation	124	1,559

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 81.3% (Continued)	Shares	Value
Financials — 6.3% (Continued)
Thrifts & Mortgage Finance — 1.0% (Continued)
BBX Capital Corporation - Class A	240	$4,886
BofI Holding, Inc.	5,340	99,484
Capitol Federal Financial, Inc.	1,606	23,560
Charter Financial Corporation	161	2,037
Clifton Bancorp, Inc.	1,769	27,048
Impac Mortgage Holdings, Inc.	3,124	49,515
Lake Sunapee Bank Group	95	1,731
LendingTree, Inc.	324	25,871
Meridian Bancorp, Inc.	206	3,286
MMA Capital Management, LLC	26	458
Nationstar Mortgage Holdings, Inc.	7,188	108,611
Northwest Bancshares, Inc.	1,641	25,829
OceanFirst Financial Corporation	710	14,683
Ocwen Financial Corporation	16,770	71,608
People's United Financial, Inc.	26,106	423,961
Stonegate Mortgage Corporation	20,469	82,285
Timberland Bancorp, Inc.	3	49
Walter Investment Management Corporation	200,369	1,001,845
Washington Federal, Inc.	34	927
Western New England Bancorp, Inc.	10,687	84,427
WSFS Financial Corporation	10	351
		3,192,252
Health Care — 17.5%
Biotechnology — 7.2%
ACADIA Pharmaceuticals, Inc.	18,001	419,603
Acorda Therapeutics, Inc.	169	2,991
Actinium Pharmaceuticals, Inc.	140,235	133,223
Adamas Pharmaceuticals, Inc.	358	4,919
Aduro Biotech, Inc.	458	4,923
Advaxis, Inc.	2,188	17,701
Aeterna Zentaris, Inc.	27,704	106,660
Alder Biopharmaceuticals, Inc.	894	21,679
Alnylam Pharmaceuticals, Inc.	40,753	1,450,807
Amicus Therapeutics, Inc.	686	4,733
Anavex Life Sciences Corporation	58,165	162,280
Anthera Pharmaceuticals, Inc.	18,544	40,797
Applied Genetic Technologies Corporation	2,032	14,529
Aquinox Pharmaceuticals, Inc.	102,372	1,071,835
Arbutus Biopharma Corporation	3,215	10,127
Argos Therapeutics, Inc.	3,997	16,787
Array BioPharma, Inc.	5,438	30,997
Arrowhead Pharmaceuticals, Inc.	33,918	196,724
Asterias Biotherapeutics, Inc. - Class A	12,343	40,732

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 81.3% (Continued)	Shares	Value
Health Care — 17.5% (Continued)
Biotechnology — 7.2% (Continued)
Athersys, Inc.	8,181	$14,808
aTyr Pharma, Inc.	1,497	4,117
Aurinia Pharmaceuticals, Inc.	44,126	133,702
Bio Blast Pharma Ltd.	285	433
BioTime, Inc.	6,382	20,550
bluebird bio, Inc.	20,971	1,001,365
Calithera Biosciences, Inc.	6,554	18,023
Cara Therapeutics, Inc.	7,150	49,979
CareDx, Inc.	4,550	16,380
Cascadian Therapeutics, Inc.	15,900	16,377
Catabasis Pharmaceuticals, Inc.	32,435	111,901
Catalyst Pharmaceutical, Inc.	32,208	33,818
Celldex Therapeutics, Inc.	228,101	718,518
Cellectar Biosciences, Inc.	742	1,358
Cellular Biomedicine Group, Inc.	224	2,699
Chiasma, Inc.	45,802	103,055
Clovis Oncology, Inc.	35,571	1,034,405
Contrafect Corporation	1,762	4,053
Corbus Pharmaceuticals Holdings, Inc.	170,802	956,491
CorMedix, Inc.	15,031	31,264
Dynavax Technologies Corporation	109,948	1,017,019
Eagle Pharmaceuticals, Inc.	82	4,582
Eleven Biotherapeutics, Inc.	51,471	90,589
Enanta Pharmaceuticals, Inc.	210	4,939
Esperion Therapeutics, Inc.	374	3,852
Exact Sciences Corporation	198	3,085
Exelixis, Inc.	331	3,505
Fate Therapeutics, Inc.	14,580	30,618
Fortress Biotech, Inc.	5,352	12,738
Foundation Medicine, Inc.	68	1,544
Genocea Biosciences, Inc.	80,496	276,906
Geron Corporation	78,141	144,561
Global Blood Therapeutics, Inc.	259	4,520
GlycoMimetics, Inc.	75	452
Heat Biologics, Inc.	73,131	97,996
Heron Therapeutics, Inc.	45,420	674,487
Idera Pharmaceuticals, Inc.	582,500	902,875
Ignyta, Inc.	577	2,885
Immunomedics, Inc.	295,335	679,271
Infinity Pharmaceuticals, Inc.	46,191	55,891
Inotek Pharmaceuticals Corporation	2,510	17,570
Inovio Pharmaceuticals, Inc.	4,223	27,323
Insys Therapeutics, Inc.	113,704	1,229,140

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 81.3% (Continued)	Shares	Value
Health Care — 17.5% (Continued)
Biotechnology — 7.2% (Continued)
Intercept Pharmaceuticals, Inc.	2,486	$307,618
Intrexon Corporation	16,135	421,124
Invitae Corporation	2,301	17,672
Juno Therapeutics, Inc.	235	5,708
Keryx Biopharmaceuticals, Inc.	5,876	26,501
Kindred Biosciences, Inc.	354	1,912
Kura Oncology, Inc.	911	3,690
Lexicon Pharmaceuticals, Inc.	3,216	47,693
Ligand Pharmaceuticals, Inc. - Class B	55	5,265
Lion Biotechnologies, Inc.	2,843	17,769
MacroGenics, Inc.	80	1,895
MediciNova, Inc.	923	6,267
Merrimack Pharmaceuticals, Inc.	210,802	1,100,386
MiMedx Group, Inc.	8,051	71,734
Mirati Therapeutics, Inc.	12,637	63,817
Myriad Genetics, Inc.	82	1,616
NantKwest, Inc.	2,811	16,838
Neurocrine Biosciences, Inc.	9,249	404,829
Novavax, Inc.	714,158	1,085,520
Nymox Pharmaceutical Corporation	11,626	36,971
Ohr Pharmaceutical, Inc.	33,305	104,911
Omeros Corporation	135,462	1,110,788
Opexa Therapeutics, Inc.	258	219
OpGen, Inc.	56,197	58,445
Ophthotech Corporation	6,022	215,708
OPKO Health, Inc.	45,393	427,602
Organovo Holdings, Inc.	10,982	27,345
PDL BioPharma, Inc.	745	2,399
Pieris Pharmaceuticals, Inc.	37,615	57,175
Portola Pharmaceuticals, Inc.	284	5,163
Proteon Therapeutics, Inc.	36	358
PTC Therapeutics, Inc.	2,648	16,444
Retrophin, Inc.	269	5,071
Sage Therapeutics, Inc.	60	2,612
Sarepta Therapeutics, Inc.	642	25,192
Seres Therapeutics, Inc.	63,826	688,683
Sophiris Bio, Inc.	38,514	107,454
Sorrento Therapeutics, Inc.	112	644
Stellar Biotechnologies, Inc.	1,413	2,925
Stemcells, Inc.	3,664	2,855
Stemline Therapeutics, Inc.	228	2,599
Stonebridge Biopharma plc	1,200	5,400
Synergy Pharmaceuticals, Inc.	3,151	14,463

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 81.3% (Continued)	Shares	Value
Health Care — 17.5% (Continued)
Biotechnology — 7.2% (Continued)
Synthetic Biologics, Inc.	86,322	$120,851
T2 Biosystems, Inc.	43,615	275,647
TG Therapeutics, Inc.	50,721	271,357
Tracon Pharmaceuticals, Inc.	201	1,126
Trovagene, Inc.	2,399	8,277
Vascular Biogenics Ltd.	16,086	79,626
vTv Therapeutics, Inc. - Class A	497	2,679
XBiotech, Inc.	10,444	138,383
Zafgen, Inc.	37,717	113,528
ZIOPHARM Oncology, Inc.	228,446	1,297,573
		22,150,018
Health Care Equipment & Supplies — 3.6%
Accuray, Inc.	68	333
Alere, Inc.	67	2,994
Align Technology, Inc.	1,247	107,142
Analogic Corporation	176	14,406
Antares Pharma, Inc.	2,334	4,108
AtriCure, Inc.	33,433	609,818
Avinger, Inc.	38,227	133,794
AxoGen, Inc.	59,752	528,805
Baxter International, Inc.	7	333
Biolase, Inc.	1,279	1,829
Bovie Medical Corporation	4,019	22,145
Cerus Corporation	2,033	9,799
Cesca Therapeutics, Inc.	31,929	96,106
Check Cap Ltd.	12,846	28,518
ConforMIS, Inc.	5,181	39,531
Corindus Vascular Robotics, Inc.	63,484	48,895
CytoSorbents Corporation	8,004	47,224
Derma Sciences, Inc.	530	2,358
DexCom, Inc.	5,298	414,515
Digirad Corporation	5,486	24,138
Ekso Bionics Holdings, Inc.	34,641	156,231
EndoChoice Holdings, Inc.	93,604	744,152
Endologix, Inc.	22,824	238,739
Entellus Medical, Inc.	96	1,963
GenMark Diagnostics, Inc.	34	363
IDEXX Laboratories, Inc.	1,334	142,925
Innocoll Holdings plc	19,484	94,692
InVivo Therapeutics Holdings Corporation	16,619	72,293
Invuity, Inc.	7,325	74,349
iRadimed Corporation	61,796	583,972
IRIDEX Corporation	101	1,369

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 81.3% (Continued)	Shares	Value
Health Care — 17.5% (Continued)
Health Care Equipment & Supplies — 3.6% (Continued)
K2M Group Holdings, Inc.	1,491	$25,451
Navidea Biopharmaceuticals, Inc.	5,000	4,283
Nevro Corporation	11,593	1,065,629
Novadaq Technologies, Inc.	96,591	1,073,126
Novocure Ltd.	126,733	766,735
Obalon Therapeutics, Inc.	4,001	51,733
Oxford Immunotec Global plc	2,186	28,112
Quidel Corporation	3,022	58,325
Quotient Ltd.	8,407	45,482
Retractable Technologies, Inc.	1,650	4,356
ReWalk Robotics Ltd.	11,789	38,314
Rockwell Medical, Inc.	193,240	1,122,724
Second Sight Medical Products, Inc.	241,905	631,372
Sientra, Inc.	14,886	116,855
St. Jude Medical, Inc.	4,406	342,963
Tandem Diabetes Care, Inc.	2,691	16,281
TransEnterix, Inc.	787,842	1,181,763
Unilife Corporation	38,462	107,309
Vascular Solutions, Inc.	23	1,049
ViewRay, Inc.	35,674	95,606
Volitionrx Ltd.	2,210	9,790
ZELTIQ Aesthetics, Inc.	357	11,817
		11,046,914
Health Care Providers & Services — 2.9%
AAC Holdings, Inc.	61,958	1,015,492
Acadia Healthcare Company, Inc.	10,985	395,021
Aceto Corporation	1,264	23,169
Adeptus Health, Inc. - Class A	19,488	586,979
Air Methods Corporation	43,402	1,147,983
AmSurg Corporation	1,600	95,600
Anthem, Inc.	20	2,437
BioScrip, Inc.	1,688	4,541
Community Health Systems, Inc.	5,867	30,978
Cross Country Healthcare, Inc.	120	1,340
Express Scripts Holding Company	37	2,494
Five Star Quality Care, Inc.	9,514	26,639
InfuSystems Holdings, Inc.	234	597
Landauer, Inc.	81	3,523
LifePoint Health, Inc.	6,973	417,334
Nobilis Health Corporation	296,111	991,972
Patterson Companies, Inc.	6,838	292,051
Psychemedics Corporation	57	1,338
Sharps Compliance Corporation	24,955	92,583

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 81.3% (Continued)	Shares	Value
Health Care — 17.5% (Continued)
Health Care Providers & Services — 2.9% (Continued)
Surgery Partners, Inc.	188	$3,027
Team Health Holdings, Inc.	27,056	1,159,350
Teladoc, Inc.	77,792	1,264,120
Tenet Healthcare Corporation	44	867
Triple-S Management Corporation - Class B	68	1,406
Trupanion, Inc.	76,665	1,241,206
Veracyte, Inc.	500	3,630
		8,805,677
Health Care Technology — 0.4%
Castlight Health, Inc. - Class B	41,606	180,986
Computer Programs & Systems, Inc.	35,196	918,616
Connecture, Inc.	1,929	3,588
Evolent Health, Inc. - Class A	49	1,031
Inovalon Holdings, Inc. - Class A	12,362	168,123
Nanthealth, Inc.	8,216	107,876
Quality Systems, Inc.	165	2,127
		1,382,347
Life Sciences Tools & Services — 1.4%
Accelerate Diagnostics, Inc.	51,892	1,102,705
Albany Molecular Research, Inc.	60,857	948,761
Chromadex Corporation	8,032	22,168
Combimatrix Corporation	251	565
Fluidigm Corporation	145,919	675,605
Illumina, Inc.	3,076	418,767
NeoGenomics, Inc.	73	588
Pacific Biosciences of California, Inc.	127,660	1,085,110
pSivida Corporation	31,516	65,553
		4,319,822
Pharmaceuticals — 2.0%
AcelRx Pharmaceuticals, Inc.	14,076	39,413
Achaogen, Inc.	12,165	55,837
Aclaris Therapeutics, Inc.	169	3,591
Adamis Pharmaceuticals Corporation	23,927	61,014
Aerie Pharmaceuticals, Inc.	544	18,088
Akorn, Inc.	363	8,694
Alcobra Ltd.	55,556	106,668
Aralez Pharmaceuticals, Inc.	17,146	69,784
Auris Medical Holding A.G.	2,182	2,247
BioDelivery Sciences International, Inc.	22,575	51,923
Bio-Path Holdings, Inc.	2,014	2,014
Biostar Pharmaceuticals, Inc.	29,577	98,196
Cempra, Inc.	1,396	25,302
Collegium Pharmaceutical, Inc.	2,192	32,814

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 81.3% (Continued)	Shares	Value
Health Care — 17.5% (Continued)
Pharmaceuticals — 2.0% (Continued)
Concordia International Corporation	298,211	$1,016,900
ContraVir Pharmaceuticals, Inc.	71,430	144,289
Corcept Therapeutics, Inc.	696	4,830
Depomed, Inc.	222	4,964
Dipexium Pharmaceuticals, Inc.	27	45
DURECT Corporation	51,630	57,826
Egalet Corporation	179,733	1,008,302
Evoke Pharma, Inc.	1,361	2,164
Eyegate Pharmaceuticals, Inc.	59	87
Flex Pharma, Inc.	23,810	115,717
Innoviva, Inc.	7,480	77,044
Intellipharmaceutics International, Inc.	36,207	100,293
Intra-Cellular Therapies, Inc.	58,425	724,470
Jaguar Animal Health, Inc.	3,193	3,001
KemPharm, Inc.	654	2,420
Lannett Company, Inc.	727	15,921
Lipocine, Inc.	35,294	113,294
Neos Therapeutics, Inc.	5,173	30,521
Ocular Therapeutix, Inc.	170,300	963,898
Paratek Pharmaceuticals, Inc.	970	10,379
Pernix Therapeutics Holdings, Inc.	28,000	99,400
Reata Pharmaceuticals, Inc. - Class A	4,382	99,208
Revance Therapeutics, Inc.	49,203	656,860
SCYNEXIS, Inc.	34,483	110,690
Supernus Pharmaceuticals, Inc.	244	4,831
Teligent, Inc.	9,635	62,724
TherapeuticsMD, Inc.	8,886	51,006
Titan Pharmaceuticals, Inc.	12,039	54,777
VIVUS, Inc.	3,909	4,104
Wave Life Science Ltd.	1,054	33,570
Zogenix, Inc.	4,326	35,257
Zynerba Pharmaceuticals, Inc.	10,198	117,481
		6,301,858
Industrials — 10.4%
Aerospace & Defense — 1.4%
Aerojet Rocketdyne Holdings, Inc.	48,449	852,702
Astrotech Corporation	596	1,097
B/E Aerospace, Inc.	7,120	423,782
CPI Aerostructures, Inc.	3,688	24,894
DigitalGlobe, Inc.	994	24,949
KEYW Holding Corporation (The)	66,836	701,110
KLX, Inc.	152	5,232
Kratos Defense & Security Solutions, Inc.	133,885	752,434

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 81.3% (Continued)	Shares	Value
Industrials — 10.4% (Continued)
Aerospace & Defense — 1.4% (Continued)
National Presto Industries, Inc.	1,984	$173,104
TASER International, Inc.	48,768	1,091,428
TransDigm Group, Inc.	1,246	339,485
Vectrus, Inc.	2,490	41,757
		4,431,974
Air Freight & Logistics — 0.0% (a)
Echo Global Logistics, Inc.	238	5,046
Forward Air Corporation	73	3,016
Park-Ohio Holdings Corporation	47	1,502
		9,564
Airlines — 0.6%
Copa Holdings S.A. - Class A	4,564	420,938
Spirit Airlines, Inc.	5,219	250,146
Virgin America, Inc.	19,394	1,054,064
		1,725,148
Building Products — 0.1%
Advanced Drainage Systems, Inc.	1,853	35,392
Apogee Enterprises, Inc.	999	40,709
Armstrong Flooring, Inc.	162	2,623
Armstrong World Industries, Inc.	8,270	310,125
Griffon Corporation	3,884	64,863
Insteel Industries, Inc.	375	10,087
MFRI, Inc.	831	6,648
PGT, Inc.	72	706
Trex Company, Inc.	28	1,507
		472,660
Commercial Services & Supplies — 1.4%
Acme United Corporation	3	65
Aqua Metals, Inc.	99,843	893,595
ARC Document Solutions, Inc.	161	552
Avery Dennison Corporation	43	3,001
CompX International, Inc.	258	2,877
Covanta Holding Corporation	24,438	366,570
Deluxe Corporation	84	5,141
EnerNOC, Inc.	934	4,857
Healthcare Services Group, Inc.	3,404	125,846
Hudson Technologies, Inc.	166,649	1,016,559
Interface, Inc.	35	555
Mobile Mini, Inc.	25,582	648,504
R.R. Donnelley & Sons Company	42	751
Ritchie Bros. Auctioneers, Inc.	30,662	1,060,599
Team, Inc.	996	30,627
Tetra Tech, Inc.	9	346

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 81.3% (Continued)	Shares	Value
Industrials — 10.4% (Continued)
Commercial Services & Supplies — 1.4% (Continued)
Virco Manufacturing Corporation	3,634	$15,444
		4,175,889
Construction & Engineering — 0.4%
Ameresco, Inc. - Class A	11,387	54,658
Comfort Systems USA, Inc.	94	2,712
Dycom Industries, Inc.	19	1,462
Goldfield Corporation (The)	134	368
HC2 Holdings, Inc.	179	712
IES Holdings, Inc.	36,149	540,428
Layne Christensen Company	69,067	591,904
Northwest Pipe Company	5	66
Orion Marine Group, Inc.	75	606
Primoris Services Corporation	370	7,411
		1,200,327
Electrical Equipment — 1.8%
Acuity Brands, Inc.	1,420	317,469
American Superconductor Corporation	17,751	113,784
China BAK Battery, Inc.	1,689	2,956
Energous Corporation	11,913	162,374
Energy Focus, Inc.	9,051	37,019
Enphase Energy, Inc.	98,891	98,891
Ensync, Inc.	25,379	17,765
FuelCell Energy, Inc.	294,287	985,862
Generac Holdings, Inc.	2,338	89,054
Highpower International, Inc.	388	1,125
Ideal Power, Inc.	7,579	39,411
LSI Industries, Inc.	330	2,838
Ocean Power Technologies, Inc.	34,091	79,091
Plug Power, Inc.	795,209	1,216,670
Real Goods Solar, Inc.	58,659	75,084
SolarCity Corporation	55,829	1,094,248
Sunrun, Inc.	203,996	1,062,819
Ultralife Corporation	7,069	28,983
		5,425,443
Industrial Conglomerates — 0.1%
General Electric Company	10,306	299,904
Raven Industries, Inc.	244	5,234
		305,138
Machinery — 2.2%
Actuant Corporation - Class A	231	5,151
Altra Industrial Motion Corporation	3,744	110,448
American Railcar Industries, Inc.	18,197	669,286
Blue Bird Corporation	3,547	52,318

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 81.3% (Continued)	Shares	Value
Industrials — 10.4% (Continued)
Machinery — 2.2% (Continued)
Briggs & Stratton Corporation	17,682	$329,239
CIRCOR International, Inc.	100	5,378
Cleantech Solutions International, Inc.	2,902	2,105
Eastern Company (The)	701	13,810
Energy Recovery, Inc.	625	7,631
ExOne Company (The)	1,812	21,617
Gencor Industries, Inc.	10,256	124,098
Greenbrier Companies, Inc. (The)	2,671	84,137
John Bean Technologies Corporation	6,448	514,873
Kornit Digital Ltd.	12,048	124,094
Lincoln Electric Holdings, Inc.	50	3,291
Lindsay Corporation	15,430	1,208,169
Manitowoc Foodservice, Inc.	9,105	137,577
Miller Industries, Inc.	2,294	50,353
Navistar International Corporation	2,018	45,001
Omega Flex, Inc.	425	16,163
Proto Labs, Inc.	22,985	1,027,430
Snap-on, Inc.	1,465	225,757
Sun Hydraulics Corporation	918	27,017
Supreme Industries, Inc. - Class A	89,770	1,094,296
Tennant Company	32	2,014
Valmont Industries, Inc.	2,715	347,384
Wabash National Corporation	1,041	11,711
Westinghouse Air Brake Technologies Corporation	5,406	417,938
Westport Innovations, Inc.	135,154	209,489
		6,887,775
Marine — 0.3%
Costamare, Inc.	4,534	29,471
Diana Shipping, Inc.	11,653	29,133
Eagle Bulk Shipping, Inc.	30,401	124,948
Global Ship Lease, Inc. - Class A	146	191
Navios Maritime Holdings, Inc.	24,204	25,656
Scorpio Bulkers, Inc.	183,709	716,465
Seanergy Maritime Holdings Corporation	531	1,168
Star Bulk Carriers Corporation	8,321	37,944
		964,976
Professional Services — 0.9%
Advisory Board Company (The)	447	17,791
CDI Corporation	437	2,687
Cogint, Inc.	139,918	531,688
Huron Consulting Group, Inc.	2	112
Korn/Ferry International	51,532	1,050,737
Paylocity Holding Corporation	544	23,659

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 81.3% (Continued)	Shares	Value
Industrials — 10.4% (Continued)
Professional Services — 0.9% (Continued)
Resources Connection, Inc.	68,128	$1,011,701
TriNet Group, Inc.	645	12,107
VSE Corporation	82	2,365
		2,652,847
Road & Rail — 0.5%
Avis Budget Group, Inc.	50	1,618
Celadon Group, Inc.	4,164	27,066
Heartland Express, Inc.	57,512	1,058,221
Norfolk Southern Corporation	3,644	338,892
Providence and Worcester Railroad Company	230	5,748
Student Transportation, Inc.	20,374	117,965
Swift Transportation Company	1,313	29,385
Universal Logistics Holdings, Inc.	32	398
USA Truck, Inc.	168	1,383
		1,580,676
Trading Companies & Distributors — 0.7%
CAI International, Inc.	587	4,467
DXP Enterprises, Inc.	17,865	389,278
Fastenal Company	10,999	428,741
GATX Corporation	1,791	78,392
Houston Wire & Cable Company	510	2,728
Huttig Building Products, Inc.	641	3,096
Kaman Corporation	1,180	51,519
Neff Corporation - Class A	114	1,032
Nexeo Solutions, Inc.	134,945	1,014,786
NOW, Inc.	610	13,152
W.W. Grainger, Inc.	1,547	321,962
		2,309,153
Transportation Infrastructure — 0.0% (a)
Sino-Global Shipping America Ltd.	2,905	3,079

Information Technology — 13.7%
Communications Equipment — 1.5%
Applied Optoelectronics, Inc.	75	1,442
Arista Networks, Inc.	4,095	347,051
Blackberry Ltd.	140,496	990,497
CalAmp Corporation	81,072	1,047,450
Ciena Corporation	2,287	44,322
ClearOne, Inc.	1,930	20,940
DragonWave, Inc.	28,000	99,400
EMCORE Corporation	30,214	197,902
Extreme Networks, Inc.	376	1,583
Finisar Corporation	4,885	133,751

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 81.3% (Continued)	Shares	Value
Information Technology — 13.7% (Continued)
Communications Equipment — 1.5% (Continued)
Harmonic, Inc.	232,671	$1,186,622
Novatel Wireless, Inc.	12,219	32,014
Numerex Corporation - Class A	11,637	82,739
Oclaro, Inc.	5	37
ORBCOMM, Inc.	576	5,144
Palo Alto Networks, Inc.	1,162	178,750
ParkerVision, Inc.	26,988	101,745
PCTEL, Inc.	231	1,173
Resonant, Inc.	21,288	91,113
ViaSat, Inc.	342	24,166
Wi-Lan, Inc.	1,476	2,111
		4,589,952
Electronic Equipment, Instruments & Components — 1.5%
Agilysys, Inc.	3,125	30,156
Anixter International, Inc.	425	27,944
Applied DNA Science, Inc.	17,370	48,636
Clearfield, Inc.	7,385	123,699
ClearSign Combustion Corporation	13,699	71,920
CUI Global, Inc.	2,320	10,997
DTS, Inc.	98	4,150
Fabrinet	9,886	375,273
Fitbit, Inc. - Class A	108,974	1,444,995
Ingram Micro, Inc. - Class A	793	29,500
InvenSense, Inc.	46,564	356,215
Knowles Corporation	77,566	1,158,836
Maxwell Technologies, Inc.	15,735	76,157
Mesa Laboratories, Inc.	927	117,024
MicroVision, Inc.	103,448	105,517
MTS Systems Corporation	304	14,455
Neonode, Inc.	98,507	131,014
Netlist, Inc.	97,966	106,783
Park Electrochemical Corporation	116	1,790
PCM, Inc.	8,353	177,084
RadiSys Corporation	14,102	58,805
Research Frontiers, Inc.	5,980	13,096
SuperCom Ltd.	256	686
Uni-Pixel, Inc.	4,574	6,221
Vishay Intertechnology, Inc.	6,330	89,253
		4,580,206
Internet Software & Services — 2.1%
Angie's List, Inc.	12,593	96,966
Apigee Corporation	57,309	994,311
Benefitfocus, Inc.	353	11,473

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 81.3% (Continued)	Shares	Value
Information Technology — 13.7% (Continued)
Internet Software & Services — 2.1% (Continued)
Care.com, Inc.	55	$499
Chegg, Inc.	11,550	76,808
Cimpress N.V.	62	5,162
Envestnet, Inc.	637	22,518
Five9, Inc.	215	3,079
Gogo, Inc.	106,465	1,076,361
Great Elm Capital Group, Inc.	21,845	80,827
GTT Communications, Inc.	1,012	22,770
Hortonworks, Inc.	143,610	1,097,180
inContact, Inc.	369	5,133
Internet Gold-Golden Lines Ltd.	20	240
iPass, Inc.	27,104	48,245
LendingClub Corporation	198,209	977,170
Live Ventures, Inc.	1,310	2,450
LogMeIn, Inc.	21	1,995
Marchex, Inc. - Class B	1,467	3,697
MeetMe, Inc.	196,747	962,093
Net Element, Inc.	1,502	1,712
New Relic, Inc.	118	4,301
Perion Network Ltd.	2,611	2,715
Piksel, Inc. - Series A-2 (b)	346,880	0
Q2 Holdings, Inc.	183	5,142
Reis, Inc.	5,994	117,782
Rocket Fuel, Inc.	5,497	10,884
Shutterstock, Inc.	86	5,073
Stamps.com, Inc.	299	29,168
Synacor, Inc.	22,848	63,403
Tremor Video, Inc.	7,337	12,400
TrueCar, Inc.	2,939	28,361
Tucows, Inc. - Class A	171	5,104
Twilio, Inc. - Class A	2,720	92,806
Twitter, Inc.	17,614	316,171
Zillow Group, Inc. - Class A	12,989	429,027
		6,613,026
IT Services — 2.1%
Accenture plc - Class A	36	4,185
Blackhawk Network Holdings, Inc.	105	3,617
China Customer Relations Centers, Inc.	6,291	84,425
CIBER, Inc.	16,045	16,366
Cognizant Technology Solutions Corporation	8,393	430,981
Computer Sciences Corporation	6,497	353,762
FleetCor Technologies, Inc.	18	3,155
Forrester Research, Inc.	42	1,565

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 81.3% (Continued)	Shares	Value
Information Technology — 13.7% (Continued)
Internet Software & Services — 2.1% (Continued)
Mattersight Corporation	24,975	$102,398
ModusLink Global Solutions, Inc.	114,868	156,221
NeuStar, Inc. - Class A	4,416	99,139
Paychex, Inc.	6,192	341,798
Planet Payment, Inc.	67,276	234,793
Rightside Group Ltd.	408	3,431
ServiceSource International, Inc.	135,888	645,468
Square, Inc. - Class A	137,477	1,539,742
VeriFone Systems, Inc.	68,540	1,060,999
Virtusa Corporation	51,961	984,141
Visa, Inc. - Class A	4,199	346,460
		6,412,646
Semiconductors & Semiconductor Equipment — 3.0%
Adesto Technologies Corporation	3,178	6,515
Ambarella, Inc.	363	22,277
Amtech Systems, Inc.	1	5
Camtek Ltd.	697	2,021
Canadian Solar, Inc.	43,264	624,732
Cavium, Inc.	1,577	89,022
Cirrus Logic, Inc.	307	16,572
Cree, Inc.	60,783	1,355,461
DSP Group, Inc.	230	2,507
First Solar, Inc.	647	26,197
FormFactor, Inc.	100,190	899,205
GigPeak, Inc.	423,252	1,003,107
Kopin Corporation	57,971	121,159
M/A-COM Technology Solutions Holdings, Inc.	15,038	552,797
Microchip Technology, Inc.	5,593	338,656
MKS Instruments, Inc.	10,081	508,587
Nova Measuring Instruments Ltd.	98	1,173
NVE Corporation	1,940	109,164
NVIDIA Corporation	5,913	420,769
Photronics, Inc.	1,013	9,826
Pixelworks, Inc.	7,488	20,966
QuickLogic Corporation	62,882	51,563
SemiLEDs Corporation	9,531	40,507
Skyworks Solutions, Inc.	4,410	339,306
SolarEdge Technologies, Inc.	83,436	1,143,073
SunPower Corporation	192,250	1,391,890
Sunworks, Inc.	5,610	17,784
Ultratech, Inc.	84	1,788
Veeco Instruments, Inc.	3,999	86,778
		9,203,407

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 81.3% (Continued)	Shares	Value
Information Technology — 13.7% (Continued)
Software — 2.4%
ACI Worldwide, Inc.	768	$13,916
Allot Communications Ltd.	6	31
Attunity Ltd.	14,066	86,787
Blackbaud, Inc.	84	5,158
Bottomline Technologies (de), Inc.	981	22,259
BroadSoft, Inc.	307	12,756
BSQUARE Corporation	909	3,772
Covisint Corporation	1,057	2,378
Digimarc Corporation	2,373	74,987
Ebix, Inc.	17,970	1,006,320
ePlus, inc.	558	51,085
Evolving Systems, Inc.	545	2,316
Exa Corporation	727	10,178
FireEye, Inc.	53,666	623,599
Globant S.A.	346	15,051
Glu Mobile, Inc.	36,964	73,189
Guidance Software, Inc.	21,700	111,972
Imperva, Inc.	28,866	1,065,155
Mitek Systems, Inc.	87,107	587,972
MobileIron, Inc.	140,058	511,212
Model N, Inc.	653	6,726
Net 1 UEPS Technologies, Inc.	172	1,767
NetScout Systems, Inc.	980	26,901
NetSol Technologies, Inc.	316	2,038
Nxt-ID, Inc.	10,488	31,988
Park City Group, Inc.	5,461	71,812
PROS Holdings, Inc.	1,332	29,197
QAD, Inc.	30	722
Sapiens International Corporation	114	1,552
Seachange International, Inc.	17,034	44,799
ServiceNow, Inc.	5,326	468,209
Sito Mobile Ltd.	591	2,837
SS&C Technologies Holdings, Inc.	10,658	340,310
Symantec Corporation	13,883	347,492
TubeMogul, Inc.	2,087	15,235
Tyler Technologies, Inc.	1,959	314,224
VASCO Data Security International, Inc.	320	4,400
VirnetX Holding Corporation	386,647	1,179,273
Workday, Inc. - Class A	3,844	333,198
Workiva, Inc.	477	7,894
		7,510,667

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 81.3% (Continued)	Shares	Value
Information Technology — 13.7% (Continued)
Technology Hardware, Storage & Peripherals — 1.1%
3D Systems Corporation	77,790	$1,078,947
Apple, Inc.	3,461	392,962
Concurrent Computer Corporation	27	167
CPI Card Group, Inc.	30,730	169,015
Electronics for Imaging, Inc.	145	6,167
Immersion Corporation	69,248	565,064
Intevac, Inc.	1,142	6,566
Pure Storage, Inc. - Class A	85,806	1,058,846
USA Technologies, Inc.	906	4,077
		3,281,811
Materials — 5.1%
Chemicals — 1.4%
A. Schulman, Inc.	851	24,466
Advanced Emissions Solutions, Inc.	2,184	17,734
AgroFresh Solutions, Inc.	24,925	117,148
American Vanguard Corporation	341	5,183
Balchem Corporation	7,882	598,244
BioAmber, Inc.	23,589	109,925
CF Industries Holdings, Inc.	16,641	399,551
Chemours Company (The)	191	3,138
China Green Agriculture, Inc.	1,818	2,400
E.I. du Pont de Nemours and Company	6,105	419,963
Flotek Industries, Inc.	83,568	984,431
LSB Industries, Inc.	2,352	12,442
NL Industries, Inc.	455	1,456
Olin Corporation	14	307
Platform Specialty Products Corporation	100	729
Rayonier Advanced Materials, Inc.	1,218	15,749
Senomyx, Inc.	410,066	479,777
Terravia Holdings, Inc.	483,995	1,137,388
Tronox Ltd. - Class A	614	4,973
Valhi, Inc.	1,400	2,744
		4,337,748
Construction Materials — 0.4%
Caesarstone Sdot-Yam Ltd.	141	4,984
Summit Materials, Inc. - Class A	56,479	1,058,416
U.S. Concrete, Inc.	105	5,240
		1,068,640
Containers & Packaging — 0.6%
AEP Industries, Inc.	16	1,753
AptarGroup, Inc.	4,777	341,269
Ball Corporation	5,329	410,706
Myers Industries, Inc.	273	3,290

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 81.3% (Continued)	Shares	Value
Materials — 5.1% (Continued)
Containers & Packaging — 0.6% (Continued)
Sealed Air Corporation	80	$3,650
Silgan Holdings, Inc.	20,873	1,063,479
UFP Technologies, Inc.	4,454	118,922
		1,943,069
Metals & Mining — 2.7%
AK Steel Holding Corporation	4,084	21,237
Alamos Gold, Inc. - Class A	2,764	21,697
Alexco Resource Corporation	38,791	68,272
Allegheny Technologies, Inc.	1,432	19,533
Asanko Gold, Inc.	281,158	1,040,285
Avino Silver & Gold Mines Ltd.	64,171	125,133
B2Gold Corporation	131,697	380,604
Carpenter Technology Corporation	1,494	47,225
Century Aluminum Company	3,537	25,856
Cliffs Natural Resources, Inc.	206,916	1,142,176
Coeur Mining, Inc.	1,897	21,209
Compass Minerals International, Inc.	658	47,277
Eldorado Gold Corporation	251	793
Endeavour Silver Corporation	8,397	36,947
Exeter Resource Corporation	3,353	3,856
First Majestic Silver Corporation	140,912	1,134,342
Gold Resource Corporation	198,204	1,125,799
Gold Standard Ventures Corporation	292,988	700,241
Great Panther Silver Ltd.	57,169	77,750
Hecla Mining Company	3,562	21,336
HudBay Minerals, Inc.	657	2,792
IAMGOLD Corporation	8,335	33,423
Kaiser Aluminum Corporation	300	21,747
McEwen Mining, Inc.	55,703	181,035
Mountain Province Diamonds, Inc.	701	3,680
NN, Inc.	53,465	943,657
NOVAGOLD Resources, Inc.	3,817	19,085
Olympic Steel, Inc.	36	831
Paramount Gold Nevada Corporation	174	305
Pretium Resources, Inc.	492	4,817
Primero Mining Corporation	180,957	247,911
Royal Gold, Inc.	4,206	289,457
Sandstorm Gold Ltd.	7,003	33,755
Seabridge Gold, Inc.	5,060	55,407
Stillwater Mining Company	1,854	24,695
Tahoe Resources, Inc.	34,525	416,372
United States Steel Corporation	30	580
Worthington Industries, Inc.	236	11,092
		8,352,209

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 81.3% (Continued)	Shares	Value
Materials — 5.1% (Continued)
Paper & Forest Products — 0.0% (a)
Boise Cascade Company	27	$520
Domtar Corporation	701	25,201
Rentech, Inc.	69	166
		25,887
Real Estate — 4.4%
Equity Real Estate Investment Trusts (REITs) — 4.4%
Acadia Realty Trust	32,946	1,109,951
Agree Realty Corporation	21,661	1,047,309
American Campus Communities, Inc.	5,617	292,702
American Farmland Company	15,813	116,700
City Office REIT, Inc.	41,840	525,510
Cousins Properties, Inc.	34,473	267,855
DCT Industrial Trust, Inc.	17,686	826,821
Education Realty Trust, Inc.	19,043	811,041
Farmland Partners, Inc.	51,177	544,523
Gladstone Commercial Corporation	249	4,445
Healthcare Realty Trust, Inc.	1,628	51,917
Independence Realty Trust, Inc.	135,982	1,132,730
Investors Real Estate Trust	38,214	231,959
Medical Properties Trust, Inc.	83,300	1,161,202
Monogram Residential Trust, Inc.	36,038	379,841
New York REIT, Inc.	127,404	1,200,146
Physicians Realty Trust	21,557	426,182
Preferred Apartment Communities, Inc. - Class A	6,466	84,187
Realty Income Corporation	19,380	1,148,071
Retail Properties of America, Inc. - Class A	93	1,448
STAG Industrial, Inc.	52,181	1,203,816
Terreno Realty Corporation	40,307	1,052,013
		13,620,369
Real Estate Management & Development — 0.0% (a)
Griffin Industrial Realty, Inc.	113	3,520
Realogy Holdings Corporation	636	14,558
		18,078
Telecommunication Services — 1.3%
Diversified Telecommunication Services — 0.8%
Cogent Communications Holdings, Inc.	136	5,018
Frontier Communications Corporation	103,406	415,692
Globalstar, Inc.	51,702	47,855
Intelsat S.A.	97,107	263,160
Iridium Communications, Inc.	14,885	121,313
magicJack VocalTec Ltd.	17,890	110,024
pdvWireless, Inc.	30,170	712,012
Straight Path Communications, Inc. - Class B	38,310	930,167

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 81.3% (Continued)	Shares	Value
Telecommunication Services — 1.3% (Continued)
Diversified Telecommunication Services — 0.8% (Continued)
Windstream Holdings, Inc.	3,520	$27,632
Zayo Group Holdings, Inc.	73	2,349
		2,635,222
Wireless Telecommunication Services — 0.5%
NII Holdings, Inc.	9,285	22,748
Shenandoah Telecommunications Company	40,460	1,068,144
Sprint Corporation	65,385	402,772
		1,493,664
Utilities — 1.3%
Electric Utilities — 0.3%
ALLETE, Inc.	16	980
Duke Energy Corporation	39	3,121
Fortis, Inc.	1,934	63,540
Otter Tail Corporation	31	1,114
Spark Energy, Inc. - Class A	25,754	623,247
Westar Energy, Inc.	6,102	349,767
		1,041,769
Gas Utilities — 0.0% (a)
Chesapeake Utilities Corporation	43	2,754
Gas Natural, Inc.	83	1,025
South Jersey Industries, Inc.	475	14,084
		17,863
Independent Power and Renewable Electricity Producers — 0.7%
Atlantica Yield plc	288	5,178
Dynegy, Inc.	168	1,789
TerraForm Global, Inc. - Class A	285,547	1,070,801
TerraForm Power, Inc. - Class A	2,362	29,313
Vivint Solar, Inc.	362,361	1,123,319
		2,230,400
Multi-Utilities — 0.3%
Black Hills Corporation	11,848	732,799
CenterPoint Energy, Inc.	165	3,762
		736,561
Water Utilities — 0.0% (a)
Cadiz, Inc.	15,013	111,096

Total Common Stocks (Proceeds $296,178,947)		$250,787,392

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
RIGHTS — 0.0% (a)	Shares	Value
Great Elm Capital Group, Inc. (Proceeds $18,647)	21,845	$934

WARRANTS — 0.1%	Shares	Value
Central European Media Enterprises Ltd.	113,022	$163,882
Sears Holdings Corporation	36	120
Total Warrants (Proceeds $538,828)		$164,002

Total Securities Sold Short — 81.4% (Proceeds $296,736,422)		$250,952,328

(a)	Percentage rounds to less than 0.1%.
(b)
Security has been valued at fair value pursuant to procedures adopted by and under the supervision of the Board of Trustees. The total value of such securities is $0 at October 31, 2016 representing 0.0% of net assets (Note 2).

See accompanying notes to financial statements.

TFS SMALL CAP FUND SUMMARY SCHEDULE OF INVESTMENTS* October 31, 2016
COMMON STOCKS — 99.5%	Shares	Value
Consumer Discretionary — 14.3%
American Axle & Manufacturing Holdings, Inc. (a)	14,797	$265,162
Callaway Golf Company	36,132	368,908
Capella Education Company	4,880	356,728
Genesco, Inc. (a)	4,850	260,930
Johnson Outdoors, Inc. - Class A	7,799	280,608
Liberty TripAdvisor Holdings, Inc. - Series A (a)	16,271	361,216
Office Depot, Inc.	105,012	330,788
Other Consumer Discretionary (b)		7,317,592
		9,541,932
Consumer Staples — 3.7%
Darling Ingredients, Inc. (a)	20,238	275,237
Other Consumer Staples (b)		2,218,949
		2,494,186
Energy — 4.2%
Other Energy (b)		2,790,051

Financials — 14.9%
CenterState Banks, Inc.	16,011	299,086
CYS Investments, Inc.	29,460	253,945
National General Holdings Corporation	12,718	261,355
Navigators Group, Inc. (The)	3,489	325,175
NMI Holdings, Inc. - Class A (a)	36,754	281,168
OM Asset Management plc	21,996	309,483
Safety Insurance Group, Inc.	3,768	255,094
Selective Insurance Group, Inc.	6,952	256,876
United Community Banks, Inc.	12,840	276,959
Other Financials (b)		7,411,354
		9,930,495
Health Care — 17.6%
Cantel Medical Corporation	3,737	266,186
Haemonetics Corporation (a)	9,844	328,888
Heska Corporation (a)	5,231	258,411
ICU Medical, Inc. (a)	2,866	399,234
INC Research Holdings, Inc. - Class A (a)	8,090	369,713
Masimo Corporation (a)	6,735	370,425
Orthofix International N.V. (a)	7,960	291,734
Phibro Animal Health Corporation - Class A	12,458	323,285
Other Health Care (b)		9,139,767
		11,747,643

TFS SMALL CAP FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)
COMMON STOCKS — 99.5% (Continued)	Shares	Value
Industrials — 13.0%
Essendant, Inc.	19,383	$297,529
On Assignment, Inc. (a)	7,459	256,664
SkyWest, Inc.	9,014	271,772
Viad Corporation	8,200	340,300
Other Industrials (b)		7,549,775
		8,716,040
Information Technology — 15.4%
Amkor Technology, Inc. (a)	37,888	351,222
Benchmark Electronics, Inc. (a)	10,227	257,209
CommVault Systems, Inc. (a)	4,989	266,911
Entegris, Inc. (a)	16,819	267,422
Rudolph Technologies, Inc. (a)	18,108	327,755
Other Information Technology (b)		8,831,364
		10,301,883
Materials — 4.3%
Stepan Company	4,858	345,064
Other Materials (b)		2,510,420
		2,855,484
Real Estate — 9.0%
CBL & Associates Properties, Inc.	42,658	456,441
CorEnergy Infrastructure Trust, Inc.	15,461	418,684
Government Properties Income Trust	21,589	413,213
Hudson Pacific Properties, Inc.	16,152	543,030
Mack-Cali Realty Corporation	15,575	399,966
National Health Investors, Inc.	4,257	322,510
Pennsylvania Real Estate Investment Trust	19,271	375,977
Ramco-Gershenson Properties Trust	23,547	408,305
Sabra Health Care REIT, Inc.	15,391	358,610
Silver Bay Realty Trust Corporation	15,868	265,789
TIER REIT, Inc.	33,079	487,915
Washington Prime Group, Inc.	42,003	440,612
Washington Real Estate Investment Trust	13,802	406,055
Other Real Estate (b)		695,897
		5,993,004
Telecommunication Services — 1.0%
Other Telecommunication Services (b)		688,816

TFS SMALL CAP FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)
COMMON STOCKS — 99.5% (Continued)	Shares	Value
Utilities — 2.1%
El Paso Electric Company	5,937	$274,289
Talen Energy Corporation (a)	19,570	272,610
Other Utilities (b)		843,359
		1,390,258

Total Investments at Value — 99.5% (Cost $65,244,477)		$66,449,792

Other Assets in Excess of Liabilities — 0.5%		362,134

Net Assets — 100.0%		$66,811,926

*	A complete Schedule of Investments is available without charge upon request by calling toll-free 1-888-534-2001 or on the SEC’s website at http://www.sec.gov.
(a)	Non-income producing security.
(b)
Represents issuers not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of October 31, 2016.

See accompanying notes to financial statements.

TFS HEDGED FUTURES FUND SCHEDULE OF INVESTMENTS* October 31, 2016
U.S. TREASURY OBLIGATIONS — 19.9%	Par Value	Value
U.S. Treasury Bills (a)
0.320%, due 02/23/2017	$677,000	$676,295
0.370%, due 03/09/2017	677,000	676,121
0.380%, due 03/23/2017	947,000	945,617
0.410%, due 04/06/2017	947,000	945,253
Total U.S. Treasury Obligations (Cost $3,243,322)		$3,243,286

MONEY MARKET FUNDS — 50.8%	Shares	Value
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.18% (b)	285,159	$285,159
Fidelity Institutional Money Market Government Portfolio - Class I, 0.27% (b)	2,873,072	2,873,072
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.22% (b)	1,605,132	1,605,132
PIMCO Government Money Market Fund, 0.29% (b)	284,973	284,973
Premier U.S. Government Money Portfolio, 0.25% (b)	1,605,132	1,605,132
Vanguard Federal Money Market Fund, 0.30% (b)	1,605,132	1,605,132
Total Money Market Funds (Cost $8,258,600)		$8,258,600

Total Investments at Value — 70.7% (Cost $11,501,922)		$11,501,886

Other Assets in Excess of Liabilities — 29.3% (c)		4,764,188

Net Assets — 100.0%		$16,266,074

(a)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(b)	The rate shown is the 7-day effective yield as of October 31, 2016.
(c)	Includes cash held as margin deposits for future contracts.
*	Consolidated financial statement (Note 1).
See accompanying notes to financial statements.

TFS HEDGED FUTURES FUND SCHEDULE OF FUTURES CONTRACTS* October 31, 2016
FUTURES CONTRACTS	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Cocoa Future	12/14/2016	25	$683,750	$(26,068)
Copper Future	12/28/2016	2	110,325	3,155
Cotton No.2 Future	12/07/2016	2	68,860	1,261
Ethanol Future	12/05/2016	16	728,480	12,605
Feeder Cattle Future	11/17/2016	6	365,550	11,049
Frozen Concentrate Orange Juice Future	01/10/2017	19	608,902	42,735
Oats Future	12/14/2016	26	286,650	2,727
Palladium Future	12/28/2016	3	185,505	(17,931)
Platinum Future	01/27/2017	4	196,220	4,825
Red Spring Wheat Future	12/14/2016	56	1,474,900	12,101
Soybean Future	01/13/2017	1	50,588	1,259
Sugar No. 11 Future	02/28/2017	24	579,802	(39,426)
Total Commodity Futures			5,339,532	8,292

Total Futures Contracts			$5,339,532	$8,292

*	Consolidated financial statement (Note 1).

See accompanying notes to financial statements.

TFS HEDGED FUTURES FUND SCHEDULE OF FUTURES CONTRACTS SOLD SHORT* October 31, 2016
FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Coffee Future	12/19/2016	7	$430,894	$(33,349)
Corn Future	12/14/2016	32	567,600	(30,086)
Crude Oil Future	11/21/2016	9	420,660	40,546
Hard Red Winter Wheat Future	12/14/2016	31	642,863	(3,408)
Lean Hogs Future	12/14/2016	8	153,440	(4,115)
Live Cattle Future	12/30/2016	3	123,990	(5,813)
Lumber Future	01/13/2017	15	507,870	48,115
Natural Gas Future	11/28/2016	18	542,880	79,602
Rough Rice Future	01/13/2017	27	548,100	10,555
Wheat Future	12/14/2016	66	1,373,625	(39,993)
Total Commodity Futures			5,311,922	62,054

FINANCIAL FUTURES
EURO STOXX 50 Future	12/16/2016	42	1,405,686	(29,212)
EURO VSTOXX Mini Future	11/16/2016	93	227,140	17,076
EURO VSTOXX Mini Future	12/21/2016	138	338,562	9,254
Total Financial Futures			1,971,388	(2,882)

Total Futures Contracts Sold Short			$7,283,310	$59,172

*	Consolidated financial statement (Note 1).
See accompanying notes to financial statements.

TFS CAPITAL INVESTMENT TRUST STATEMENTS OF ASSETS AND LIABILITIES October 31, 2016
	TFS Market Neutral Fund	TFS Small Cap Fund	TFS Hedged Futures Fund*
ASSETS
Investments in securities:
At acquisition cost	$305,802,321	$65,244,477	$11,501,922
At value (Note 2)	$308,682,585	$66,449,792	$11,501,886
Cash	—	625,546	140,000
Cash denominated in foreign currency	—	—	40,867
Deposits with brokers for short positions (Note 2)	266,498,731	—	—
Margin deposits for futures contracts (Note 2)	—	—	4,539,003
Variation margin receivable (Notes 2 and 5)	—	—	296,953
Dividends and interest receivable	104,998	20,843	2,169
Receivable for investment securities sold	37,567,894	4,867,055	—
Receivable for capital shares sold	27,514	1,183	4,480
Other assets	35,614	11,791	9,894
TOTAL ASSETS	612,917,336	71,976,210	16,535,252

LIABILITIES
Securities sold short, at value (Note 2) (proceeds $296,736,422)	250,952,328	—	—
Variation margin payable (Notes 2 and 5)	—	—	229,481
Dividends payable on securities sold short (Note 2)	126,698	—	—
Payable for investment securities purchased	34,783,869	5,059,242	—
Payable for capital shares redeemed	17,215,478	17,832	18,800
Payable to Adviser (Note 4)	457,756	61,906	4,261
Payable to administrator (Note 4)	43,996	10,559	9,146
Accrued brokerage expense on securities sold short (Note 2)	871,603	—	—
Other accrued expenses and liabilities	42,631	14,745	7,490
TOTAL LIABILITIES	304,494,359	5,164,284	269,178

CONTINGENCIES AND COMMITMENTS (Note 7)	—	—	—

NET ASSETS	$308,422,977	$66,811,926	$16,266,074

Net assets consist of:
Paid-in capital	$319,370,734	$62,925,053	$17,293,840
Accumulated net investment loss	(25,157,304)	—	(639,244)
Accumulated net realized gains (losses) from security transactions and other financial instruments	(34,454,810)	2,681,558	(455,955)
Net unrealized appreciation (depreciation) on:
Investments	2,880,264	1,205,315	(36)
Short positions	45,784,094	—	—
Futures contracts	—	—	67,464
Translation of assets and liabilities in foreign currencies	(1)	—	5
Net assets	$308,422,977	$66,811,926	$16,266,074

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	22,343,737	5,242,907	1,537,204

Net asset value, redemption price and offering price per share (Note 2)	$13.80	$12.74	$10.58

*	Consolidated financial statement (Note 1).

See accompanying notes to financial statements.

TFS CAPITAL INVESTMENT TRUST STATEMENTS OF OPERATIONS For the Year Ended October 31, 2016
	TFS Market Neutral Fund	TFS Small Cap Fund	TFS Hedged Futures Fund*
INVESTMENT INCOME
Dividends	$6,321,423	$989,363	$40,654
Foreign tax withholding	(7,140)	(191)	—
Interest	—	—	11,838
TOTAL INVESTMENT INCOME	6,314,283	989,172	52,492

EXPENSES
Brokerage expense on securities sold short (Note 2)	26,935,767	—	—
Investment advisory fees (Note 4)	9,000,686	926,548	275,842
Dividend expense on securities sold short (Note 2)	4,018,060	—	—
Accounting services fees (Note 4)	454,651	87,553	38,744
Administration fees (Note 4)	387,569	62,794	60,000
Custodian fees	300,350	111,621	27,215
Transfer agent fees (Note 4)	186,604	39,823	18,000
Professional fees	122,338	40,005	39,118
Registration and filing fees	63,401	31,964	30,408
Borrowing costs (Note 2)	112,165	3,166	—
Pricing fees	84,932	19,983	4,042
Trustees’ fees and expenses (Note 4)	36,059	36,059	36,059
Compliance service fees and expenses (Note 4)	36,304	14,245	11,191
Postage and supplies	37,585	10,328	4,408
Insurance expense	42,236	2,949	2,581
Printing of shareholder reports	20,353	5,345	2,753
Other expenses	26,368	18,971	12,081
TOTAL EXPENSES	41,865,428	1,411,354	562,442
Investment advisory fee reductions (Note 4)	(438,414)	(199,648)	(231,846)
NET EXPENSES	41,427,014	1,211,706	330,596
NET INVESTMENT LOSS	(35,112,731)	(222,534)	(278,104)

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains (losses) from:
Investments	3,273,816	5,587,939	2,894
Securities sold short	19,476,795	—	—
Options contracts	742,213	—	—
Futures contracts (Note 5)	3,498,756	—	283,342
Foreign currency transactions (Note 5)	571	—	(3,118)
Net change in unrealized appreciation (depreciation) on:
Investments	(16,280,807)	(3,989,830)	749
Securities sold short	(41,200,643)	—	—
Futures contracts (Note 5)	1,021,348	—	(26,230)
Foreign currency translation (Note 5)	(8)	—	1,015
NET REALIZED AND UNREALIZED GAINS (LOSSES)	(29,467,959)	1,598,109	258,652
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(64,580,690)	$1,375,575	$(19,452)

*	Consolidated financial statement (Note 1).

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended October 31, 2016	Year Ended October 31, 2015
FROM OPERATIONS
Net investment loss	$(35,112,731)	$(48,587,484)
Net realized gains from:
Investments	3,273,816	43,896,660
Securities sold short	19,476,795	86,579,676
Option contracts	742,213	—
Futures contracts	3,498,756	11,548,157
Foreign currency transactions	571	77
Net change in unrealized appreciation (depreciation) on:
Investments	(16,280,807)	(54,251,526)
Securities sold short	(41,200,643)	(4,731,243)
Futures contracts	1,021,348	1,256,252
Foreign currency translation	(8)	7
Net increase (decrease) in net assets from operations	(64,580,690)	35,710,576

FROM DISTRIBUTIONS (Note 2)
Distributions from net realized gains from security transactions	(28,447,169)	(28,360,770)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	134,742,713	284,326,684
Net asset value of shares issued in reinvestment of distributions to shareholders	19,356,148	19,177,908
Payments for shares redeemed	(537,713,899)	(294,970,033)
Net increase (decrease) in net assets from capital share transactions	(383,615,038)	8,534,559

TOTAL INCREASE (DECREASE) IN NET ASSETS	(476,642,897)	15,884,365

NET ASSETS
Beginning of year	785,065,874	769,181,509
End of year	$308,422,977	$785,065,874

ACCUMULATED NET INVESTMENT INCOME (LOSS)	$(25,157,304)	$1,730,051

CAPITAL SHARE ACTIVITY
Shares sold	9,498,421	18,358,000
Shares issued in reinvestment of distributions to shareholders	1,368,893	1,263,367
Shares redeemed	(38,832,823)	(19,086,260)
Net increase (decrease) in shares outstanding	(27,965,509)	535,107
Shares outstanding, beginning of year	50,309,246	49,774,139
Shares outstanding, end of year	22,343,737	50,309,246

See accompanying notes to financial statements.

TFS SMALL CAP FUND STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended October 31, 2016	Year Ended October 31, 2015
FROM OPERATIONS
Net investment loss	$(222,534)	$(244,703)
Net realized gains from investments	5,587,939	3,696,746
Net change in unrealized appreciation (depreciation) on investments	(3,989,830)	(3,114,635)
Net increase in net assets from operations	1,375,575	337,408

FROM DISTRIBUTIONS (Note 2)
Distributions from net realized gains from security transactions	(4,457,263)	(6,562,462)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	20,317,282	31,304,772
Net asset value of shares issued in reinvestment of distributions to shareholders	4,086,135	6,162,314
Payments for shares redeemed	(52,648,482)	(30,879,354)
Net increase (decrease) in net assets from capital share transactions	(28,245,065)	6,587,732

TOTAL INCREASE (DECREASE) IN NET ASSETS	(31,326,753)	362,678

NET ASSETS
Beginning of year	98,138,679	97,776,001
End of year	$66,811,926	$98,138,679

ACCUMULATED NET INVESTMENT LOSS	$—	$(4,944)

CAPITAL SHARE ACTIVITY
Shares sold	1,728,901	2,273,301
Shares issued in reinvestment of distributions to shareholders	335,756	459,531
Shares redeemed	(4,318,425)	(2,253,891)
Net increase (decrease) in shares outstanding	(2,253,768)	478,941
Shares outstanding, beginning of year	7,496,675	7,017,734
Shares outstanding, end of year	5,242,907	7,496,675

See accompanying notes to financial statements.

TFS HEDGED FUTURES FUND STATEMENTS OF CHANGES IN NET ASSETS*
	Year Ended October 31, 2016	Year Ended October 31, 2015
FROM OPERATIONS
Net investment loss	$(278,104)	$(374,060)
Net realized gains (losses) from:
Investments	2,894	1,613
Futures contracts	283,342	946,092
Foreign currency transactions	(3,118)	(55,994)
Net change in unrealized appreciation (depreciation) on:
Investments	749	(264)
Futures contracts	(26,230)	248,862
Foreign currency translation	1,015	(55,498)
Net increase (decrease) in net assets from operations	(19,452)	710,751

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	11,296,813	5,548,994
Payments for shares redeemed	(11,641,932)	(27,840,874)
Net decrease in net assets from capital share transactions	(345,119)	(22,291,880)

TOTAL DECREASE IN NET ASSETS	(364,571)	(21,581,129)

NET ASSETS
Beginning of year	16,630,645	38,211,774
End of year	$16,266,074	$16,630,645

ACCUMULATED NET INVESTMENT LOSS	$(639,244)	$(410,464)

CAPITAL SHARE ACTIVITY
Shares sold	1,067,335	537,173
Shares redeemed	(1,106,832)	(2,828,785)
Net decrease in shares outstanding	(39,497)	(2,291,612)
Shares outstanding, beginning of year	1,576,701	3,868,313
Shares outstanding, end of year	1,537,204	1,576,701

*	Consolidated financial statements (Note 1).

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND FINANCIAL HIGHLIGHTS
Per share data for a share outstanding throughout each year:	Year Ended October 31, 2016		Year Ended October 31, 2015		Year Ended October 31, 2014		Year Ended October 31, 2013	Year Ended October 31, 2012
Net asset value at beginning of year	$15.60		$15.45		$16.19		$15.23	$14.41

Income (loss) from investment operations:
Net investment loss	(1.53)		(0.95)		(1.57)		(1.25)	(0.99)
Net realized and unrealized gains on investments	0.33		1.70		1.49		2.21	2.05
Total from investment operations	(1.20)		0.75		(0.08)		0.96	1.06

Less distributions:
Distributions from net realized gains from security transactions	(0.60)		(0.60)		(0.66)		—	(0.24)

Proceeds from redemption fees collected (Note 2)	—		—		0.00	(a)	0.00 (a)	0.00 (a)

Net asset value at end of year	$13.80		$15.60		$15.45		$16.19	$15.23

Total return (b)	(7.79%)		4.99%		(0.50%)		6.30%	7.48%

Ratios and supplemental data:
Net assets at end of year (000’s)	$308,423		$785,066		$769,182		$1,582,797	$1,789,303

Ratio of total expenses to average net assets	7.70%		7.71%		8.44%		8.67%	8.63%

Ratio of net expenses to average net assets	7.62	%(c)	7.65	%(c)	8.43	%(c)	8.67%	8.63%

Ratio of net expenses to average net assets excluding dividend expense (d)	6.88	%(c)	6.92	%(c)	7.53	%(c)	7.59%	7.75%

Ratio of net expenses to average net assets excluding dividend expense, borrowing costs and brokerage expense on securities sold short (d)	1.90	%(c)	1.90	%(c)	2.02	%(c)(e)	2.41%	2.42%

Ratio of net investment loss to average net assets	(6.46	%)(c)	(6.55	%)(c)	(7.17	%)(c)	(6.67%)	(6.73%)

Portfolio turnover rate	778%		795%		669%		552%	607%

(a)	Amount rounds to less than $0.01 per share.
(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Ratio was determined after advisory fee reductions (Note 4).
(d)
Dividend expense, borrowing costs and brokerage expense on securities sold short totaled 5.72%, 5.75%, 6.41%, 6.26% and 6.21% of average net assets for the years ended October 31, 2016, 2015, 2014, 2013 and 2012, respectively.

(e)
Effective January 1, 2014, the Advisor reduced its advisory fee from 2.25% to 1.65% of average daily net assets and agreed to further reduce its advisory fees and to absorb the Fund’s operating expenses to the extent necessary to limit aggregate annual operating expenses (which do not include brokerage costs, taxes, borrowing costs such as interest and dividend expenses on securities sold short, and extraordinary expenses) to 1.90% of average daily net assets.

See accompanying notes to financial statements.

TFS SMALL CAP FUND FINANCIAL HIGHLIGHTS
Per share data for a share outstanding throughout each year:	Year Ended October 31, 2016		Year Ended October 31, 2015	Year Ended October 31, 2014		Year Ended October 31, 2013	Year Ended October 31, 2012
Net asset value at beginning of year	$13.09		$13.93	$15.87		$13.56	$12.07

Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.03)	(0.04)		0.02	(0.00	)(a)
Net realized and unrealized gains on investments	0.33		0.12	1.40		4.92	1.52
Total from investment operations	0.29		0.09	1.36		4.94	1.52

Less distributions:
Distributions from net investment income	—		—	—		(0.07)	—
Distributions from net realized gains from security transactions	(0.64)		(0.93)	(3.30)		(2.56)	(0.03)
Total distributions	(0.64)		(0.93)	(3.30)		(2.63)	(0.03)

Proceeds from redemption fees collected (Note 2)	—		—	0.00	(a)	0.00 (a)	0.00	(a)

Net asset value at end of year	$12.74		$13.09	$13.93		$15.87	$13.56

Total return (b)	2.46%		0.51%	9.50%		44.15%	12.62%

Ratios and supplemental data:
Net assets at end of year (000’s)	$66,812		$98,139	$97,776		$80,989	$50,073

Ratio of total expenses to average net assets	1.75%		1.68%	1.61%		1.80%	1.95%

Ratio of net expenses to average net assets (c)	1.51	%(e)	1.50%	1.54	%(d)	1.75%	1.75%

Ratio of net investment income (loss) to average net assets (c)	(0.28%)		(0.23%)	(0.36%)		0.06%	(0.03%)

Portfolio turnover rate	778%		639%	579%		601%	557%

(a)	Amount rounds to less than $0.01 per share.
(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Ratio was determined after advisory fee reductions (Note 4).
(d)
Effective January 1, 2014, the Advisor reduced its advisory fee from 1.25% to 1.15% of average daily net assets and agreed to further reduce its advisory fees and to absorb the Fund’s operating expenses to the extent necessary to limit aggregate annual operating expenses (which do not include brokerage costs, taxes, borrowing costs such as interest and dividend expenses on securities sold short, and extraordinary expenses) to 1.50% of average daily net assets.

(e)	Includes borrowing costs of 0.01% of average net assets with respect to the year ended October 31, 2016.
See accompanying notes to financial statements.

TFS HEDGED FUTURES FUND FINANCIAL HIGHLIGHTS*
Per share data for a share outstanding throughout each period:	Year Ended October 31, 2016	Year Ended October 31, 2015		Year Ended October 31, 2014		Year Ended October 31, 2013	Period Ended October 31, 2012(a)
Net asset value at beginning of period	$10.55	$9.88		$9.93		$11.04	$10.00

Income (loss) from investment operations:
Net investment loss	(0.19)	(0.19	)(b)	(0.49)		(0.20)	(0.09)
Net realized and unrealized gains (losses) on investments	0.22	0.86		0.47		(0.68)	1.13
Total from investment operations	0.03	0.67		(0.02)		(0.88)	1.04

Less distributions:
Distributions from net realized gains from security transactions	—	—		(0.03)		(0.23)	—

Proceeds from redemption fees collected (Note 2)	—	—		0.00	(c)	0.00 (c)	0.00	(c)

Net asset value at end of period	$10.58	$10.55		$9.88		$9.93	$11.04

Total return (d)	0.28%	6.78%		(0.22%)		(8.14%)	10.40	%(e)

Ratios and supplemental data:
Net assets at end of period (000’s)	$16,266	$16,631		$38,212		$68,250	$113,541

Ratio of total expenses to average net assets	3.06%	2.90%		2.19%		2.35%	2.51	%(f)

Ratio of net expenses to average net assets (g)	1.80%	1.81	%(i)	1.90	%(h)	2.30%	2.30	%(f)

Ratio of net investment loss to average net assets (g)	(1.51%)	(1.75%)		(1.87%)		(2.23%)	(2.19	%)(f)

Portfolio turnover rate (j)	0%	0%		0%		0%	0%

*	Consolidated financial statements (Note 1).
(a)	Represents the period from commencement of operations (December 29, 2011) through October 31, 2012.
(b)	Calculated using weighted average shares outstanding during the period.
(c)	Amount rounds to less than $0.01 per share.
(d)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not annualized.
(f)	Annualized.
(g)	Ratio was determined after advisory fee reductions (Note 4).
(h)
Effective January 1, 2014, the Advisor reduced its advisory fee from 2.00% to 1.50% of average daily net assets and agreed to further reduce its advisory fees and to absorb the Fund’s operating expenses to the extent necessary to limit aggregate annual operating expenses (which do not include brokerage costs, taxes, borrowing costs such as interest and dividend expenses on securities sold short, and extraordinary expenses) to 1.80% of average daily net assets.

(i)	Includes borrowing costs of 0.01% of average net assets with respect to the year ended October 31, 2015.
(j)	All investments held are excluded from the calculation as they are considered to be short-term investments whose maturities or expiration dates at the time of acquisition were one year or less.
See accompanying notes to financial statements.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
October 31, 2016

1. Organization

TFS Market Neutral Fund, TFS Small Cap Fund and TFS Hedged Futures Fund (individually, a “Fund”, and collectively, the “Funds”) are each a series of TFS Capital Investment Trust (the “Trust”), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated January 30, 2004. TFS Market Neutral Fund commenced operations on September 7, 2004. TFS Small Cap Fund commenced operations on March 7, 2006. TFS Hedged Futures Fund commenced operations on December 29, 2011.

The consolidated financial statements of TFS Hedged Futures Fund include TFS Hedged Futures Strategy Offshore Fund Ltd. (the “Subsidiary”), a wholly-owned and controlled Cayman Islands subsidiary. TFS Hedged Futures Fund may invest up to 25% of its total assets in the Subsidiary. TFS Hedged Futures Fund purchases investments through the Subsidiary to provide exposure to the commodity futures market which otherwise may not be possible in a mutual fund structure. All inter-company accounts and transactions have been eliminated in consolidation for TFS Hedged Futures Fund.

TFS Market Neutral Fund seeks to produce capital appreciation while having a low correlation to the U.S. equity market, which TFS Capital LLC (the “Adviser”) defines as the S&P 500® Index. In addition, the Fund seeks to produce lower volatility than the movement of the U.S. equity market.

TFS Small Cap Fund seeks long-term capital appreciation. In addition, the Fund seeks to outperform the Russell 2000® Index.

TFS Hedged Futures Fund seeks to achieve long-term capital appreciation.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Funds’ current financial statement presentation and expects that the Funds will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Securities and futures valuation – The Funds’ portfolio securities are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the mean between the closing bid and

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

ask prices on the NYSE or other primary exchange for that day. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices as reported by NASDAQ.

Fixed income securities are generally valued using prices provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The independent pricing service will employ methodologies that they believe are appropriate, including actual market transactions, broker-dealer supplied valuations, matrix pricing, or other electronic data processing techniques. These techniques generally consider such factors as security prices, yields, maturities, call features, ratings, and developments relating to specific securities in arriving at valuations.

Futures contracts that trade on exchanges that close at 4:00 p.m. Eastern time are valued at their closing price as quoted on their primary exchange. Futures contracts that trade on exchanges that close before 4:00 p.m. Eastern time are valued at their last sale price as of the close of regular trading on their primary exchange. Futures contracts that trade on exchanges that close after 4:00 p.m. Eastern time are valued at their last sale price on their primary exchange as of the close of the NYSE. If no closing price is readily available at the time of valuation, the futures contract will be valued at the closing bid price for that day as reported by the primary exchange. Prices for these futures contracts are monitored daily by the Adviser until 4:00 p.m. Eastern time to determine if fair valuation is required.

Investments in securities and other financial instruments for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

The Funds’ investments and other financial instruments have been categorized based upon a fair value hierarchy in accordance with the FASB’s guidance on fair value measurement. The levels of the fair value hierarchy and their applicability to the Funds are described below:

●

Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities at the reporting date. Level 1 assets and liabilities may include most common stocks, investment company shares, warrants, futures contracts and money market funds.

●

Level 2 inputs utilize inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets and quoted prices for identical or similar assets or liabilities that are not active. Assets and liabilities included in this category may include common stocks and other securities that are not actively traded on an exchange, and fixed income obligations with values that are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

●

Level 3 inputs are unobservable inputs for the asset or liability and include situations where there is little, if any, market activity for the asset or liability. Assets and liabilities included in this category may include common stocks and other securities that trade infrequently or their trading has been halted for an extended period of time.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement. The Funds’ assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for investments and other financial instruments categorized as Level 3.

The following is a summary of the inputs used to value the Funds’ investments, securities sold short and other financial instruments as of October 31, 2016:

TFS Market Neutral Fund	Level 1	Level 2	Level 3		Total
Investments in Securities:
Common Stocks	$292,833,829	$61,156	$—		$292,894,985
Investment Companies	11,134,446	—	—		11,134,446
Warrants	—	0 *	—		0
Money Market Funds	4,653,154	—	—		4,653,154
Total	$308,621,429	$61,156	$—		$308,682,585
Other Financial Instruments:
Common Stocks – Sold Short	$(250,308,276)	$(479,116)	$0	*	$(250,787,392)
Rights – Sold Short	—	(934)	—		(934)
Warrants – Sold Short	(120)	(163,882)	—		(164,002)
Total	$(250,308,396)	$(643,932)	$0		$(250,952,328)

TFS Small Cap Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$66,449,792	$—	$—	$66,449,792
Total	$66,449,792	$—	$—	$66,449,792

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

TFS Hedged Futures Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
U.S. Treasury Obligations	$—	$3,243,286	$—	$3,243,286
Money Market Funds	8,258,600	—	—	8,258,600
Total	$8,258,600	$3,243,286	$—	$11,501,886
Other Financial Instruments:
Futures Contracts	$8,292	$—	$—	$8,292
Futures Contracts – Sold Short	59,172	—	—	59,172
Total	$67,464	$—	$—	$67,464

*	TFS Market Neutral Fund holds Warrants and Common Stocks - Sold Short which have been fair valued at $0.

Refer to each Fund’s Summary Schedule of Investments, Schedule of Securities Sold Short, Schedule of Futures Contracts and Schedule of Futures Contracts Sold Short, as applicable, for a listing of the securities by security type and sector or industry type.

It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

Transfers that occurred between Levels 1 and 2 on October 31, 2016 for TFS Market Neutral Fund are as follows:

Common Stocks - Sold Short
Transfers from Level 1 to Level 2	$(479,116)

As of October 31, 2016, TFS Small Cap Fund and TFS Hedged Futures Fund did not have any transfers between any Levels. There were no Level 3 securities held by TFS Small Cap Fund or TFS Hedged Futures Fund as of October 31, 2016.

The following is a reconciliation of Level 3 other financial instruments of TFS Market Neutral Fund for which significant unobservable inputs were used to determine fair value between October 31, 2015 and October 31, 2016.

	Other Financial Instruments
Balance as of October 31, 2015	$0	*
Change in unrealized appreciation	—
Balance as of October 31, 2016	$0	*

*	TFS Market Neutral Fund held Common Stocks – Sold Short as of October 31, 2015 and October 31, 2016 which have been determined to be Level 3 other financial instruments.

The total amount of unrealized appreciation on TFS Market Neutral Fund’s Level 3 other financial instruments was $5,536,684 as of October 31, 2016.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The following table summarizes the valuation techniques used and unobservable inputs approved and monitored by the Board to determine the fair value of TFS Market Neutral Fund’s Level 3 other financial instruments as of October 31, 2016:

	Fair Value at October 31, 2016		Valuation Technique	Unobservable Input	Range	Impact to Valuation from an Increase in Input**
Common Stocks - Sold Short	$0	*	Discount from last sale price	Discount Percentage	100%	Increase

*	TFS Market Neutral Fund holds Common Stocks – Sold Short which have been determined to be Level 3 investments and have been fair valued at $0.
**

This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Share valuation – The net asset value per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share.

Investment income (expense) – Dividend income (expense) is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on fixed income securities are amortized using the effective interest method. Withholding taxes on foreign dividends have been recorded in accordance with the Funds’ understanding of the appropriate country’s tax rules and tax rates.

Borrowing costs – From time to time, a Fund may have an overdrawn cash balance at the custodian due to redemptions or market movements. When this occurs, the Fund will incur borrowing costs charged by the custodian.

Security transactions – Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

Distributions to shareholders – Distributions to shareholders arising from net investment income and net realized capital gains, if any, are declared and paid at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are permanent in nature and are primarily due to differing treatments of net short-term gains. The tax character of distributions paid by the Funds during the years ended October 31, 2016 and 2015 was as follows:

	Years Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
TFS Market Neutral Fund	10/31/2016	$1,589,812	$26,857,357	$28,447,169
	10/31/2015	$—	$28,360,770	$28,360,770
TFS Small Cap Fund	10/31/2016	$2,778,851	$1,678,412	$4,457,263
	10/31/2015	$4,947,085	$1,615,377	$6,562,462

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

There were no distributions paid to shareholders by TFS Hedged Futures Fund during the years ended October 31, 2016 and 2015.

Short positions – The Funds may sell securities short. For financial statement purposes, an amount equal to the settlement amount is included in the Statements of Assets and Liabilities as an asset and an equivalent liability is then subsequently marked-to-market daily to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statements of Assets and Liabilities. The Funds are liable for any dividends payable on securities while those securities are in a short position and will also bear other costs, such as charges for the prime brokerage accounts, in connection with the short positions. These costs are reported as brokerage expense on securities sold short in the Statements of Operations. As collateral for its short positions, the Funds are required under the Investment Company Act of 1940 (“1940 Act”) to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. The deposits with brokers for securities sold short are reported on the Statements of Assets and Liabilities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. TFS Market Neutral Fund and TFS Hedged Futures Fund both engage in short selling as a principal investment strategy while TFS Small Cap Fund does not. TFS Small Cap Fund currently intends to limit its exposure to short positions, if any, to 5% of its net assets. Short selling subjects a Fund to the potential for unlimited losses.

Option contracts – The Funds may use option contracts in any manner consistent with their investment objectives and as long as their use is consistent with relevant provisions of the 1940 Act. The Funds may use options for speculative investment purposes as well as for the purpose of seeking to reduce the overall investment risk that would otherwise be associated with the securities in which a Fund invests. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded as a liability in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing call options which are exercised increase the proceeds used to calculate the realized gain or loss on the sale of the security. Premiums received from writing put options which are exercised increase the basis of the security purchased. If a closing purchase transaction is used to terminate a Fund’s obligation on an option, a gain or loss will be realized, depending upon whether the price of the closing purchase transaction is more or less than the premium previously received on the option written.

Futures contracts – TFS Market Neutral Fund and TFS Hedged Futures Fund are subject to equity price risk, interest rate risk, foreign currency exchange rate risk, and commodity risk in the normal course of pursuing their investment objectives. These Funds may use futures contracts to gain exposure to or to hedge against changes in the value of equities, interest rates, foreign currencies or commodities. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. When a Fund purchases or sells a futures contract, no price is paid to or received by the Fund upon the purchase or sale of the futures contract. Instead, the Fund is required to deposit in a segregated asset account an amount of cash or qualifying securities currently ranging from 5% to 15% of the contract amount. This is called the “initial margin deposit.” Subsequent payments, known as “variation margin,” are accumulated in a receivable or payable account by the Fund each day, depending on the daily fluctuations in

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

the fair value of the underlying asset. The total of this account is received or paid by the Fund when the position is closed. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The margin deposits for futures contracts and the variation margin receivable and/or payable are reported on the Statements of Assets and Liabilities.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Common expenses – Common expenses of the Trust are allocated among the Funds based on the relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Foreign Currency Translation – Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

A.	The value of investment securities and other assets and liabilities are translated at exchange rates as of the NYSE close each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective date of such transactions.

C.

The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

Forward Foreign Currency Exchange Contracts – TFS Market Neutral Fund may use forward foreign currency exchange contracts to hedge exposure to foreign currency. TFS Hedged Futures Fund may invest in forward foreign currency exchange contracts for speculative purposes. When the Adviser believes that the currency of a particular country may produce positive returns against the currency of another country, each of those Funds may purchase or sell forward foreign currency exchange contracts to gain exposure to the differential in currency returns. All foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized and unrealized gains or losses from transactions in foreign currency exchange contracts will be included in a Fund’s Statement of Assets and Liabilities and Statement of Operations. Risks associated with these contracts include the potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Federal income tax – Each Fund has qualified and intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the federal excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its ordinary income (net investment income and specified gains and losses) and 98.2% of its net realized capital gains plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of October 31, 2016:

	TFS Market Neutral Fund	TFS Small Cap Fund	TFS Hedged Futures Fund
Tax cost of portfolio investments	$318,014,752	$66,943,371	$15,441,670
Gross unrealized appreciation	$10,956,686	$3,185,431	$—
Gross unrealized depreciation	(20,288,853)	(3,679,010)	(340,147)
Net unrealized depreciation on investments	(9,332,167)	(493,579)	(340,147)
Net unrealized appreciation on securities sold short	27,661,181	—	—
Unrealized losses on foreign currency transactions	(1)	—	(3)
Undistributed ordinary income	—	3,525,014	—
Undistributed long term gains	—	855,438	—
Accumulated capital and other losses	(28,934,535)	—	(687,616)
Other temporary differences	(342,235)	—	—
Accumulated earnings (deficit)	$(10,947,757)	$3,886,873	$(1,027,766)

As of October 31, 2016, the tax proceeds from securities sold short is $278,613,509 for TFS Market Neutral Fund.

The difference between the federal income tax cost of portfolio investments and securities sold short and the financial statement cost for TFS Market Neutral Fund and TFS Small Cap Fund is due to certain timing differences in the recognition of capital gains or losses under GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales. The difference between the federal income tax cost of investments and the financial statement cost for TFS Hedged Futures Fund is due to the tax treatment of the Fund’s wholly owned subsidiary as a controlled foreign corporation (CFC).

During the year ended October 31, 2016, TFS Hedged Futures Fund utilized $192,738 and $285,376 of short-term and long-term capital loss carryforwards, respectively, to offset current year gains.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

For the year ended October 31, 2016, the following reclassifications were made as a result of permanent differences between financial statement and income tax reporting requirements:

	TFS Market Neutral Fund	TFS Small Cap Fund	TFS Hedged Futures Fund
Paid-in capital	$(7,038,963)	$—	$(155,015)
Accumulated net investment loss	8,225,376	227,478	49,324
Accumulated net realized gains (losses) from securities transactions and other financial instruments	(1,186,413)	(227,478)	105,691

As of October 31, 2016, TFS Market Neutral Fund and TFS Hedged Futures Fund had the following capital loss carryforwards:

	TFS Market Neutral Fund	TFS Hedged Futures Fund
Capital loss carryforward – short-term	$—	$176,238
Capital loss carryforward – long-term	2,112,803	282,599
Total capital loss carryforwards	$2,112,803	$458,837

These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Net qualified late year ordinary losses represent ordinary losses incurred after December 31, 2015. These losses are deemed to arise on the first day of the Fund’s next taxable year. For the year ended October 31, 2016, TFS Market Neutral Fund and TFS Hedged Futures Fund intend to defer $26,821,732 and $228,779, respectively, of late year ordinary losses to November 1, 2016 for federal income tax purposes.

The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on federal income tax returns for the current and all open tax periods of each Fund (October 31, 2013 through October 31, 2016 for TFS Market Neutral Fund and TFS Small Cap Fund and December 31, 2013 through October 31, 2016 for TFS Hedged Futures Fund) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. Each Fund identifies its major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the year ended October 31, 2016, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, U.S. government securities and short positions, amounted to $4,150,222,427 and $4,596,763,973, respectively, for TFS Market Neutral Fund; $626,964,590 and $659,454,093, respectively, for TFS Small Cap Fund; and $0 and $0, respectively, for TFS Hedged Futures Fund.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

Each Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. TFS Market Neutral Fund, TFS Small Cap Fund and TFS Hedged Futures Fund pay the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.65%, 1.15% and 1.50%, respectively, of average daily net assets.

The Adviser has contractually agreed to reduce its advisory fees and to absorb each Fund’s operating expenses (for the life of the Funds) to the extent necessary to limit aggregate annual ordinary operating expenses (which do not include brokerage costs, taxes, borrowing costs such as interest and dividend expenses on securities sold short and extraordinary expenses) to 1.90% of TFS Market Neutral Fund’s average daily net assets, 1.50% of TFS Small Cap Fund’s average daily net assets and 1.80% of TFS Hedged Futures Fund’s average daily net assets. During the year ended October 31, 2016, the Adviser reduced its investment advisory fees by $438,414 with respect to TFS Market Neutral Fund, $199,648 with respect to TFS Small Cap Fund and $231,846 with respect to TFS Hedged Futures Fund.

Advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the applicable Fund for a period of three years after such fees and expenses were incurred, provided that such repayments do not cause ordinary operating expenses to exceed the expense caps of 1.90%, 1.50% and 1.80% for TFS Market Neutral Fund, TFS Small Cap Fund and TFS Hedged Futures Fund, respectively. As of October 31, 2016, the Adviser may in the future recoup fee reductions and expense reimbursements totaling $1,070,208, $468,007 and $623,395 from TFS Market Neutral Fund, TFS Small Cap Fund and TFS Hedged Futures Fund, respectively. The Adviser may recapture these amounts no later than the dates as stated below:

	October 31, 2017	October 31, 2018	October 31, 2019
TFS Market Neutral Fund	$205,839	$425,955	$438,414
TFS Small Cap Fund	$77,861	$190,498	$199,648
TFS Hedged Futures Fund	$157,600	$233,949	$231,846

Certain Trustees and officers of the Trust are also officers of the Adviser.

COMPLIANCE CONSULTING AGREEMENT

Under the terms of a Compliance Consulting Agreement, Drake Compliance, LLC (“Drake”) provides ongoing regulatory compliance consulting, monitoring and reporting services for the Trust. In addition, a principal of Drake serves as the Trust’s Chief Compliance Officer. Drake receives $5,000 per month from the Trust, of which each Fund pays its proportionate share. In addition, each Fund reimburses certain out-of-pocket expenses incurred by Drake, if any, including, but not limited to, postage and supplies and travel expenses.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agent services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing portfolio securities. Certain officers of

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

the Trust are also officers of Ultimus or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter of each Fund’s shares and an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

COMPENSATION OF TRUSTEES

Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Adviser or Ultimus receives from the Trust an annual retainer of $20,000, paid quarterly; a fee of $7,500 for attendance at each in-person meeting of the Board; a fee of $2,500 for attendance at each telephonic regular meeting of the Board; and a fee of $1,500 for attendance at each telephonic special meeting of the Board. The Chairman of the Audit Committee receives an additional fee of $1,000 for each Audit Committee meeting attended. The Funds reimburse each Trustee and officer for his or her travel and other expenses relating to attendance at Board or committee meetings.

Rule 17a-7 is an exemptive rule under the Investment Company Act that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. The Funds have policies and procedures pursuant to Rule 17a-7 to permit transactions between a Fund and an affiliated fund, subject to certain requirements. During the year ended October 31, 2016, none of the Funds entered into any transactions with any other affiliated fund.

5. Derivatives Transactions

Transactions in put option contracts written by TFS Market Neutral Fund during the year ended October 31, 2016 were as follows:

	Option Contracts	Option Premiums
Written put options outstanding at beginning of year	—	$—
Put options written	2,400	797,210
Put options cancelled in a closing purchase transaction	(2,400)	(797,210)
Put options outstanding at end of year	—	$—

The derivative positions of TFS Hedged Futures Fund as of October 31, 2016 are recorded in the following locations in the Statements of Assets and Liabilities:

Derivative Investment Type	Location
Futures contracts	Variation margin receivable (payable)

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The following tables set forth the values of derivative contracts of TFS Hedged Futures Fund as of October 31, 2016:

TFS Hedged Futures Fund Futures Contracts
	Variation Margin		Total
	Receivable	(Payable)
Asset Derivatives
Futures Contracts
Commodity	$91,717	$(83,425)	$8,292
Total Asset Derivatives	91,717	(83,425)	8,292

Liability Derivatives
Futures Contracts
Commodity	178,818	(116,764)	62,054
Financial	26,418	(29,292)	(2,874)
Total Liability Derivatives	205,236	(146,056)	59,180
Total	$296,953	$(229,481)	$67,472

Certain risks may arise upon entering into futures contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Funds is measured by the unrealized gain on appreciated contracts. No credit-risk-related contingent features exist for the futures contracts outstanding at October 31, 2016.

Transactions in derivative instruments for TFS Market Neutral Fund and TFS Hedged Futures Fund during the year ended October 31, 2016 are recorded in the following locations in the Statements of Operations:

TFS Market Neutral Fund
Derivative Investment Type	Location
Futures contracts	Net realized gains (losses) from futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Equity put options written	Net realized gains (losses) from option contracts

TFS Hedged Futures Fund
Derivative Investment Type	Location
Futures contracts	Net realized gains (losses) from futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of net realized gains (losses) and net change in unrealized appreciation (depreciation) on derivative instruments for TFS Market Neutral Fund and TFS Hedged Futures Fund recognized in the Statements of Operations during the year ended October 31, 2016:

Type of Derivative	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)
TFS Market Neutral Fund
Futures contracts
Financial	$3,498,756	$1,021,348

Total	$3,498,756	$1,021,348
TFS Hedged Futures Fund
Futures contracts
Commodity	$386,323	$89,305
Financial	(102,981)	(115,535)
Total	$283,342	$(26,230)

TFS Small Cap Fund had no transactions in derivative instruments during the year ended October 31, 2016.

In the ordinary course of business, TFS Market Neutral Fund and TFS Hedged Futures Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Funds manage their cash collateral securities and securities collateral on a counterparty basis.

As of October 31, 2016, the offsetting of financial assets and derivatives assets is as follows:

TFS Hedged Futures Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets Presented in Statements of Assets and Liabilities	Collateral Pledged	Net Amount
Variation margin receivable - futures contracts	$296,953	$—	$296,953	$—	$296,953
Total subject to a master netting or similar arrangement	$296,953	$—	$296,953	$—	$296,953

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Offsetting of financial liabilities and derivative liabilities as of October 31, 2016 is as follows:

TFS Hedged Futures Fund
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in Statements of Assets and Liabilities	Collateral Pledged	Net Amount
Variation margin payable - futures contracts	$(229,481)	$—	$(229,481)	$—	$(229,481)
Total subject to a master netting or similar arrangement	$(229,481)	$—	$(229,481)	$—	$(229,481)

6. Certain Investments and Risks

The securities in which the Funds invest, as well as the risks associated with these securities and with the investment programs of the Funds, are described in the Funds’ Prospectuses. Among these risks are those associated with investments in derivative instruments and investments in shares of money market mutual funds.

Risks of Derivative Instruments – The use of derivative instruments, including futures contracts, requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling common stock. If the Adviser uses a derivative instrument at the wrong time or incorrectly identifies market conditions, or if the derivative instrument does not perform as expected, these strategies may significantly reduce the Fund’s return. In addition, the Fund may be unable to close out a position because the market for a futures contract may become illiquid.

Investments in Money Market Funds – In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, each Fund may invest a significant portion of its assets in shares of one or more money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market mutual funds have been rare, they have occurred. In addition, indirect expenses will be incurred due to acquired fund fees and other costs to the extent of the investment in shares of money market mutual funds. As of October 31, 2016, TFS Hedged Futures Fund had 50.8% of the value of its net assets invested in shares of money market mutual funds registered under the 1940 Act. As of October 31, 2016, TFS Market Neutral Fund and TFS Small Cap Fund did not have a significant portion of their net assets invested in shares of money market mutual funds.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

7. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

TFS CAPITAL INVESTMENT TRUST
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of
TFS Capital Investment Trust

We have audited the accompanying statements of assets and liabilities of TFS Market Neutral Fund and TFS Small Cap Fund and consolidated statement of assets and liabilities of the TFS Hedged Futures Fund (collectively the “Funds”) each a series of the TFS Capital Investment Trust (the “Trust”), including the summary schedule of investments and schedule of securities sold short for TFS Market Neutral Fund, the summary schedule of investments for TFS Small Cap Fund, and the consolidated schedule of investments, consolidated schedule of futures contracts, and consolidated schedule of futures contracts sold short for TFS Hedged Futures Fund, as of October 31, 2016, and the related statements of operations of TFS Market Neutral Fund and TFS Small Cap Fund for the year then ended, the consolidated statement of operations of TFS Hedged Futures Fund for the year then ended, the statements of changes in net assets of TFS Market Neutral Fund and TFS Small Cap Fund for each of the two years in the period then ended, the consolidated statements of changes in net assets of TFS Hedged Futures Fund for each of the two years in the period then ended, the financial highlights for TFS Market Neutral Fund and TFS Small Cap Fund for each of the four years in the period then ended and the consolidated financial highlights for TFS Hedged Futures Fund for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights presented herein for the year ended October 31, 2012 and prior were audited by another registered public accounting firm whose report dated December 24, 2012 expressed an unqualified opinion on those financial statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of TFS Market Neutral Fund and TFS Small Cap Fund and the consolidated financial position of TFS Hedged Futures Fund constituting TFS Capital Investment Trust at October 31, 2016, the results of their operations (consolidated results of its operations for TFS Hedged Futures Fund) for the year then ended, the changes in their net assets (consolidated changes in its net assets for TFS Hedged Futures Fund) for each of the two years in the period then ended and the financial highlights (consolidated financial highlights for TFS Hedged Futures Fund) for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Cincinnati, Ohio
December 29, 2016

TFS CAPITAL INVESTMENT TRUST
ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The ongoing costs reflected in the table are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (May 1, 2016) and held until the end of the period (October 31, 2016).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not each Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The calculations below assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about each Fund’s expenses, including annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s summary prospectus.

TFS CAPITAL INVESTMENT TRUST
ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

	Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Net Expense Ratio(a)	Expenses Paid During Period(b)
TFS Market Neutral Fund
Based on Actual Fund Return	$ 1,000.00	$ 1,021.50	7.16%	$ 36.38
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 989.14	7.16%	$ 35.80
TFS Small Cap Fund
Based on Actual Fund Return	$ 1,000.00	$ 1,048.60	1.51%	$ 7.78
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,017.55	1.51%	$ 7.66
TFS Hedged Futures Fund
Based on Actual Fund Return	$ 1,000.00	$ 1,000.90	1.80%	$ 9.05
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,016.09	1.80%	$ 9.12

(a)	Annualized, based on the Fund’s most recent one-half year expenses.
(b)	Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

TFS CAPITAL INVESTMENT TRUST
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-534-2001, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-534-2001, or on the SEC’s website at http://www.sec.gov.

The Funds file a complete listing of portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-888-534-2001. Furthermore, you may obtain copies of the filings on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The net asset values for the Funds are published daily at the Funds’ website at http://www.tfscapital.com.

TFS CAPITAL INVESTMENT TRUST BOARD OF TRUSTEES AND OFFICERS (Unaudited)

Overall responsibility for management of the Trust rests with its Trustees. The Trustees serve for terms of indefinite duration until death, resignation, retirement or removal from office. The Trustees, in turn, elect the officers of the Trust to actively supervise the Trust’s day-to-day operations. The officers have been elected for an annual term. Certain officers of the Trust also may serve as Trustees. The Trust is managed by the Trustees in accordance with the laws of the State of Ohio governing business trusts. There are currently four Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act. The Trustees and executive officers of the Trust, their addresses and their principal occupations during the past five (5) years are as follows:

Name, Address and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years and Directorships of Public Companies **	Number of Portfolios in Fund Complex Overseen by Trustee
Interested Trustees:
*Eric S. Newman 10 N. High Street, Suite 500 West Chester, Pennsylvania 19380 Year of Birth: 1974	Trustee Since May 2016; President Since January 2015	Trustee/President	Owner, Co-Portfolio Manager and Chief Investment Officer of TFS Capital LLC	3
Independent Trustees:
Mark J. Malone 10 N. High Street, Suite 500 West Chester, Pennsylvania 19380 Year of Birth: 1966	Since June 2004	Trustee	Managing Director of Guggenheim Securities LLC since February 2015; Managing Director of Janney Capital Markets from December 2013 to February 2015; Managing Director of Lazard Capital Markets from March 2008 to December 2013	3
Brian O’Connell 10 N. High Street, Suite 500 West Chester, Pennsylvania 19380 Year of Birth: 1959	Since June 2004	Trustee	Independent writer/author	3
Gregory R. Owens 10 N. High Street, Suite 500 West Chester, Pennsylvania 19380 Year of Birth: 1966	Since October 2011	Trustee	Managing Director with the Fahrenheit Group since April 2015; Finance Executive with Capital One Financial Corporation from 1996 to 2015; CPA and auditor with Arthur Andersen & Co. from 1998 to 1994	3

TFS CAPITAL INVESTMENT TRUST BOARD OF TRUSTEES AND OFFICERS (Unaudited) (Continued)

Name, Address and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers:
Kevin Gates*** 10 N. High Street, Suite 500 West Chester, Pennsylvania 19380 Year of Birth: 1971	Since October 2011	Vice President	Owner and Co-Portfolio Manager of TFS Capital LLC
Richard Gates*** 10 N. High Street, Suite 500 West Chester, Pennsylvania 19380 Year of Birth: 1971	Since October 2011	Vice President	Owner and Co-Portfolio Manager of TFS Capital LLC
Robert G. Dorsey 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 Year of Birth: 1957	Since June 2004	Vice President	Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC
Jennifer L. Leamer 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 Year of Birth: 1976	Since June 2016	Treasurer	V.P., Mutual Fund Controller of Ultimus Fund Solutions, LLC (2014 to present); Business Analyst of Ultimus Fund Solutions, LLC (2007 to 2014)
Wade R. Bridge 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 Year of Birth: 1968	Since June 2011	Secretary	Director of Administration of Ultimus Fund Solutions, LLC and Vice President of Ultimus Fund Distributors, LLC
David D. Jones 18630 Crosstimber San Antonio, Texas 78258 Year of Birth: 1957	Since December 2007	Chief Compliance Officer	Managing Member of Drake Compliance, LLC

*	Eric S. Newman is an affiliated person of TFS Capital LLC, the Trust’s investment adviser, and is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.
**	None of the Trustees are directors of public companies.
***	Kevin Gates and Richard Gates are brothers.

Additional information about members of the Board of Trustees and executive officers is available in the Statement of Additional Information (“SAI”). To obtain a free copy of the SAI, please call 1-888-534-2001.

TFS CAPITAL INVESTMENT TRUST FEDERAL TAX INFORMATION (Unaudited)

In accordance with federal tax requirements, the following provides shareholders with information concerning distributions made by the Funds during the fiscal year ended October 31, 2016. Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. TFS Market Neutral Fund and TFS Small Cap Fund intend to designate up to a maximum amount of $1,589,812 and $2,778,851, respectively, as taxed at a maximum rate of 15%. Additionally, TFS Market Neutral Fund and TFS Small Cap Fund intend to designate $26,857,357 and $1,678,412, respectively, as long-term capital gain distributions.

This page intentionally left blank.

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Gregory R. Owens. Mr. Owens is “independent” for purposes of this Item.

Item 4.	Principal Accountant Fees and Services.

(a)
Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $68,340 and $64,890 with respect to the registrant’s fiscal periods ended October 31, 2016 and 2015, respectively.

(b)
Audit-Related Fees. No fees were billed in either of the last two fiscal periods for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)
Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $69,742 and $83,211 with respect to the registrant’s fiscal periods ended October 31, 2016 and 2015, respectively. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)
All Other Fees. No fees were billed in either of the last two fiscal periods for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)
With respect to the fiscal periods ended October 31, 2016 and 2015, aggregate non-audit fees of $69,742 and $83,211, respectively, were billed by the registrant’s principal accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal periods by the registrant’s principal accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)
The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	See Schedule I (Investments in securities of unaffiliated issuers)

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
October 31, 2016

COMMON STOCKS - 95.0%	Shares	Value
Consumer Discretionary - 15.3%
Auto Components - 1.1%
American Axle & Manufacturing Holdings, Inc. (a) (b)	74,480	$1,334,682
Cooper-Standard Holdings, Inc. (a)	490	44,722
Dana Holding Corporation	6,734	104,242
Drew Industries, Inc.	990	88,655
Federal-Mogul Holdings Corporation (a)	34,647	320,831
Horizon Global Corporation (a)	2,829	56,693
Shiloh Industries, Inc. (a)	13,550	94,715
Spartan Motors, Inc.	56	479
Standard Motor Products, Inc.	926	45,281
Stoneridge, Inc. (a)	4,876	72,262
STRATTEC Security Corporation	109	3,870
Superior Industries International, Inc.	1,762	43,169
Tenneco, Inc. (a)	4,706	259,160
Tower International, Inc.	15,139	328,516
Visteon Corporation	7,240	511,216
		3,308,493
Automobiles - 0.2%
Ford Motor Company	43,882	515,175
General Motors Company	7,195	227,362
		742,537
Distributors - 0.5%
AMCON Distributing Company	898	83,289
BMC Stock Holdings, Inc. (a)	14,709	243,434
Pool Corporation	11,171	1,034,211
Weyco Group, Inc.	76	1,924
		1,362,858
Diversified Consumer Services - 1.1%
Cambium Learning Group, Inc. (a)	3,122	16,172
Capella Education Company	18,748	1,370,479
Career Education Corporation (a) (b)	65,245	469,112
Graham Holdings Company - Class B	1,340	636,500
K12, Inc. (a) (b)	74,392	806,409
Lincoln Educational Services Corporation (a)	9,449	14,929
Matthews International Corporation - Class A	449	26,895
Universal Technical Institute, Inc.	789	1,199
		3,341,695
Hotels, Restaurants & Leisure - 2.0%
Aramark	11,051	411,429
Arcos Dorados Holdings, Inc. - Class A (a)	12,506	76,912
Bloomin' Brands, Inc. (b)	78,158	1,352,133
Bravo Brio Restaurant Group, Inc. (a) (b)	30,767	138,452
Brinker International, Inc.	7,671	377,720
Caesars Acquisition Company - Class A (a) (b)	17,216	200,566
Carrols Restaurant Group, Inc. (a) (b)	100,621	1,257,762
Choice Hotels International, Inc.	955	46,270
DineEquity, Inc.	545	43,110
El Pollo Loco Holdings, Inc. (a)	334	4,075
International Speedway Corporation - Class A (b)	1,184	38,954
Intrawest Resorts Holdings, Inc. (a)	142	2,330

1

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.0% (Continued)	Shares	Value
Consumer Discretionary - 15.3% (Continued)
Hotels, Restaurants & Leisure - 2.0% (Continued)
Isle of Capri Casinos, Inc. (a) (b)	2,823	$59,283
La Quinta Holdings, Inc. (a)	27,937	279,649
Marcus Corporation (The) (b)	31,755	841,507
Monarch Casino & Resort, Inc. (a)	1,787	42,263
Panera Bread Company - Class A (a)	665	126,855
RCI Hospitality Holdings, Inc.	12,223	141,909
Red Lion Hotels Corporation (a)	1,452	12,197
Ruth's Hospitality Group, Inc. (b)	4,541	71,975
Texas Roadhouse, Inc.	14,335	580,854
		6,106,205
Household Durables - 1.8%
Bassett Furniture Industries, Inc.	1,749	40,139
CSS Industries, Inc.	100	2,510
Dixie Group, Inc. (The) (a)	19,898	79,592
Flexsteel Industries, Inc. (b)	18,400	770,960
Harman International Industries, Inc.	6,652	530,231
Helen of Troy Ltd. (a)	584	47,596
Hooker Furniture Corporation	1,625	42,737
Hovnanian Enterprises, Inc. - Class A (a) (b)	769,165	1,199,897
La-Z-Boy, Inc. (b)	53,544	1,252,930
Libbey, Inc.	74,996	1,200,686
Lifetime Brands, Inc.	2,012	28,470
MDC Holdings, Inc.	722	17,119
Mohawk Industries, Inc. (a)	2,096	386,293
Skyline Corporation (a)	205	2,372
SodaStream International Ltd. (a)	110	2,847
		5,604,379
Internet & Direct Marketing Retail - 1.2%
Cnova N.V. (a)	8,985	48,160
EVINE Live, Inc. (a)	30,324	65,196
Liberty Interactive Corporation QVC Group - Series A (a)	27,528	508,993
Liberty TripAdvisor Holdings, Inc. - Series A (a) (b)	65,070	1,444,554
Nutrisystem, Inc.	15,137	479,843
Overstock.com, Inc. (a) (b)	49,432	724,179
Priceline Group, Inc. (The) (a)	275	405,413
RetailMeNot, Inc. (a)	2,584	23,385
Travelport Worldwide Ltd.	2,907	41,047
		3,740,770
Leisure Products - 1.1%
Black Diamond, Inc. (a)	20,909	103,499
Brunswick Corporation	10,931	475,498
Callaway Golf Company (b)	137,539	1,404,273
Johnson Outdoors, Inc. - Class A (b)	37,622	1,353,640
MCBC Holdings, Inc.	4,669	52,013
		3,388,923
Media - 1.4%
A.H. Belo Corporation - Class A	21,440	136,144
AMC Entertainment Holdings, Inc. - Class A	8,381	263,582
Carmike Cinemas, Inc. (a)	1,309	42,739
Clear Channel Outdoor Holdings, Inc. - Class A	51	293

2

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.0% (Continued)	Shares	Value
Consumer Discretionary - 15.3% (Continued)
Media - 1.4% (Continued)
E.W. Scripps Company (The) - Class A (a)	230	$3,050
Harte-Hanks, Inc.	99,559	140,378
John Wiley & Sons, Inc. - Class A	16,653	859,295
Liberty Braves Group - Series A (a)	2,492	42,239
Liberty Broadband Corporation - Series C (a)	74	4,932
Liberty Media Group - Series A (a)	1,505	41,884
Madison Square Garden Company (The) - Class A (a)	6,586	1,089,917
Meredith Corporation	123	5,578
New Media Investment Group, Inc.	309	4,450
News Corporation - Class A - Non-Voting	41,107	498,217
Starz - Series A (a)	111	3,492
Time, Inc. (b)	97,933	1,273,129
tronc, Inc.	3,029	36,439
		4,445,758
Multiline Retail - 0.2%
Big Lots, Inc.	5,524	239,742
Dillard's, Inc. - Class A	27	1,655
Dollar Tree, Inc. (a)	4,005	302,578
Kohl's Corporation	2,069	90,519
Macy's, Inc.	207	7,553
		642,047
Specialty Retail - 3.5%
Adient plc (a)	17	755
Barnes & Noble, Inc.	62,929	648,169
Best Buy Company, Inc.	10,401	404,703
Caleres, Inc.	1,789	44,743
Cato Corporation (The) - Class A	1,965	58,302
Chico's FAS, Inc.	984	11,483
Christopher & Banks Corporation (a)	432	553
Citi Trends, Inc. (b)	1,961	38,945
Dick's Sporting Goods, Inc.	37	2,059
Finish Line, Inc. (The) - Class A	43,763	861,693
Five Below, Inc. (a)	189	7,103
Genesco, Inc. (a) (b)	17,844	960,007
Haverty Furniture Companies, Inc.	244	4,331
Home Depot, Inc. (The)	3,032	369,934
Lowe's Companies, Inc.	5,437	362,376
MarineMax, Inc. (a) (b)	64,834	1,293,438
Murphy USA, Inc. (a) (b)	22,812	1,569,009
Office Depot, Inc. (b)	421,572	1,327,952
Rent-A-Center, Inc.	384	3,875
Select Comfort Corporation (a)	99	1,900
Shoe Carnival, Inc.	1,960	49,725
Systemax, Inc.	13,335	104,680
Tilly's, Inc. - Class A (a)	84,084	780,300
TJX Company, Inc. (The)	7,063	520,896
TravelCenters of America, LLC (a) (b)	147,307	942,765
West Marine, Inc. (a)	22,419	179,352
Winmark Corporation	1,290	137,966
		10,687,014

3

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.0% (Continued)	Shares	Value
Consumer Discretionary - 15.3% (Continued)
Textiles, Apparel & Luxury Goods - 1.2%
Cherokee, Inc. (a)	2,939	$27,627
Crocs, Inc. (a) (b)	162,431	1,249,094
Crown Crafts, Inc.	1,212	11,696
Culp, Inc.	1,562	43,736
Delta Apparel, Inc. (a)	4,609	76,049
Kate Spade & Company (a)	31,288	524,074
Lakeland Industries, Inc. (a)	756	7,484
Perry Ellis International, Inc. (a)	61,141	1,136,611
PVH Corporation	4,928	527,198
Rocky Brands, Inc.	2,902	31,051
Superior Uniform Group, Inc.	5,317	94,589
Unifi, Inc. (a)	1,432	41,170
		3,770,379
Consumer Staples - 5.2%
Beverages - 0.7%
Coca-Cola Bottling Company Consolidated (b)	7,769	1,097,760
Cott Corporation (b)	82,188	1,077,485
National Beverage Corporation (a)	19	897
		2,176,142
Food & Staples Retailing - 1.8%
Casey's General Stores, Inc.	3,506	396,143
Performance Food Group Company (a) (b)	55,084	1,322,016
SpartanNash Company (b)	47,329	1,325,212
SUPERVALU, Inc. (a)	529	2,270
Sysco Corporation	10,961	527,443
Village Super Market, Inc. - Class A (b)	41,740	1,248,026
Walgreen Boots Alliance, Inc.	4,966	410,837
Wal-Mart Stores, Inc.	5,911	413,888
		5,645,835
Food Products - 2.1%
Alico, Inc.	121	3,164
Bunge Ltd.	2,988	185,286
Campbell Soup Company	7,176	389,944
ConAgra Foods, Inc.	5,249	252,897
Cosan Ltd. - Class A	10,906	97,063
Darling Ingredients, Inc. (a) (b)	102,076	1,388,234
Dean Foods Company	904	16,507
Fresh Del Monte Produce, Inc. (b)	22,110	1,334,339
Hain Celestial Group, Inc. (The) (a)	25,472	926,417
Kellogg Company	7,007	526,436
Limoneira Company	241	4,745
Nomad Foods Ltd. (a)	7,753	95,284
Omega Protein Corporation (a) (b)	25,878	577,079
Rocky Mountain Chocolate Factory, Inc.	4,113	41,953
Seaboard Corporation (a)	76	257,260
Seneca Foods Corporation - Class A (a) (b)	15,567	457,670
		6,554,278
Household Products - 0.2%
Central Garden & Pet Company - Class A (a)	20,914	488,133
HRG Group, Inc. (a)	1,231	18,514
		506,647

4

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.0% (Continued)	Shares	Value
Consumer Staples - 5.2% (Continued)
Personal Products - 0.4%
Edgewell Personal Care Company (a)	6,776	$510,910
Inter Parfums, Inc.	6,777	220,930
Medifast, Inc. (b)	7,582	311,317
Nature's Sunshine Products, Inc.	8,903	111,733
Revlon, Inc. - Class A (a)	1,232	41,888
		1,196,778
Energy - 5.4%
Energy Equipment & Services - 1.9%
Archrock, Inc. (b)	26,653	309,175
Baker Hughes, Inc.	7,941	439,931
Dril-Quip, Inc. (a)	50	2,375
Ensco plc - Class A (b)	61,905	484,097
FMC Technologies, Inc. (a)	13,790	445,003
Gulf Island Fabrication, Inc.	10,693	106,930
Independence Contract Drilling, Inc. (a)	10,803	42,996
Matrix Service Company (a)	2,841	50,286
Nabors Industries Ltd.	117,763	1,401,380
Natural Gas Services Group, Inc. (a)	3,764	81,679
North American Energy Partners, Inc.	13,641	40,241
Oil States International, Inc. (a)	20	585
Parker Drilling Company (a)	103,160	206,320
PHI, Inc. (a)	8,259	128,675
RigNet, Inc. (a) (b)	56,917	853,755
TETRA Technologies, Inc. (a)	228,559	1,245,647
Willbros Group, Inc. (a)	42,443	64,513
		5,903,588
Oil, Gas & Consumable Fuels - 3.5%
Abraxas Petroleum Corporation (a)	187,231	303,314
Adams Resources & Energy, Inc.	2,350	85,869
Anadarko Petroleum Corporation	905	53,793
Ardmore Shipping Corporation	83	486
Carrizo Oil & Gas, Inc. (a)	35,406	1,197,785
Centennial Resource Development, Inc. – Class A (a)	2,887	42,872
Contango Oil & Gas Company (a)	112,496	880,844
Eclipse Resources Corporation (a)	36,458	99,895
Enbridge Energy Management, LLC (a)	1,659	40,502
Enerplus Corporation	100,598	676,019
EnLink Midstream, LLC	164	2,501
Evolution Petroleum Corporation	46,212	355,832
GasLog Ltd. (b)	80,244	1,231,745
Gener8 Maritime, Inc. (a)	62,396	263,311
Geopark Ltd. (a)	1,748	7,779
Gran Tierra Energy, Inc. (a)	341,742	994,469
Green Plains, Inc.	5,783	150,358
Hallador Energy Company	4,716	41,689
HollyFrontier Corporation	16,008	399,400
Marathon Petroleum Corporation	11,902	518,808
Navigator Holdings Ltd. (a)	5,727	43,525
Navios Maritime Acquisition Corporation	3,533	4,487
Newfield Exploration Company (a)	12,381	502,545
Overseas Shipholding Group, Inc. - Class A	4,549	39,849

5

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.0% (Continued)	Shares	Value
Energy - 5.4% (Continued)
Oil, Gas & Consumable Fuels - 3.5% (Continued)
PBF Energy, Inc. - Class A	987	$21,517
PDC Energy, Inc. (a) (b)	4,171	255,807
Pengrowth Energy Corporation (a)	25,645	40,006
Penn West Petroleum Ltd. (a)	14,333	22,789
QEP Resources, Inc.	20,958	336,795
RSP Permian, Inc. (a)	6,672	240,859
Sanchez Energy Corporation (a)	146	930
StealthGas, Inc. (a)	4,519	14,009
Teekay Corporation (b)	124,471	812,796
Tesoro Corporation	5,044	428,589
TransGlobe Energy Corporation	32,999	60,058
Tsakos Energy Navigation Ltd. (b)	14,590	65,655
World Fuel Services Corporation (b)	15,099	607,735
		10,845,222
Financials - 8.3%
Banks - 2.6%
1st Constitution Bancorp	1,182	15,957
1st Source Corporation	1,243	42,958
Ameris Bancorp	77	2,795
Ames National Corporation	1,987	53,848
Associated Banc-Corp	67	1,360
BankUnited, Inc.	199	5,799
Boston Private Financial Holdings, Inc.	2	26
Bryn Mawr Bank Corporation	7,962	250,007
Cardinal Financial Corporation	29,912	786,087
Carolina Bank Holdings, Inc. (a)	68	1,359
Cascade Bancorp (a)	10,868	66,403
CenterState Banks, Inc.	12,220	228,270
Chemical Financial Corporation	409	17,567
City Holding Company	130	6,795
CNB Financial Corporation	797	15,581
Codorus Valley Bancorp, Inc.	2,778	58,066
Comerica, Inc.	7,622	397,030
County Bancorp, Inc.	595	11,722
East West Bancorp, Inc.	3,875	153,101
Eastern Virginia Bankshares, Inc.	6,993	57,692
Enterprise Bancorp, Inc.	18	470
Enterprise Financial Services Corporation	1,328	43,957
Farmers National Banc Corporation	7,368	77,364
First BanCorporation (Puerto Rico) (a)	44,791	229,778
First Citizens BancShares, Inc. - Class A	920	267,720
First Financial Bancorp	1,982	42,613
First Horizon National Corporation	650	10,017
First Internet Bancorp	139	3,649
First Interstate BancSystem, Inc. - Class A	23	734
First Merchants Corporation	109	3,068
First Mid-Illinois Bancshares, Inc.	3,559	94,278
First Midwest Bancorp, Inc.	8,961	173,037
Great Western Bancorp, Inc.	4,472	144,177
Guaranty Bancorp	2,229	42,351
Hanmi Financial Corporation	1,775	44,375

6

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.0% (Continued)	Shares	Value
Financials - 8.3% (Continued)
Banks - 2.6% (Continued)
Hilltop Holdings, Inc. (a)	10,798	$266,711
Home BancShares, Inc.	12,080	259,841
Hope Bancorp, Inc.	8,338	134,575
IBERIABANK Corporation	3,450	226,493
LegacyTexas Financial Group, Inc.	24	821
MainSource Financial Group, Inc.	751	18,745
MB Financial, Inc.	18,627	677,837
Merchants Bancshares, Inc.	931	40,033
MidWestOne Financial Group, Inc.	1,453	42,253
People's Utah Bancorp	25	501
PrivateBancorp, Inc.	5,811	262,890
Republic First Bancorp, Inc. (a)	2,924	11,550
Royal Bancshares of Pennsylvania, Inc. - Class A (a)	8,078	21,003
Sandy Spring Bancorp, Inc.	88	2,790
Seacoast Banking Corporation of Florida (a)	40,676	708,169
Select Bancorp, Inc. (a)	2,401	19,448
Sierra Bancorp	2,341	41,810
South State Corporation	328	24,059
Sterling Bancorp	14,831	266,958
Sun Bancorp, Inc./NJ	191	4,393
TowneBank	159	3,943
United Community Banks, Inc.	50,659	1,092,715
United Community Financial Corporation	27,877	204,896
WesBanco, Inc.	130	4,278
West Bancorporation, Inc.	58	1,119
Wintrust Financial Corporation	4,852	261,765
Xenith Banchares, Inc. (a)	6,886	16,113
		7,965,720
Capital Markets - 1.6%
Affiliated Managers Group, Inc. (a)	2,900	384,714
American Capital Senior Floating Ltd.	2,416	26,938
Apollo Investment Corporation	6,694	39,562
Associated Capital Group, Inc. - Class A	351	11,916
BGC Partners, Inc. - Class A	1,854	15,926
BlackRock Capital Investment Corporation (b)	8,206	61,709
BlackRock, Inc.	1,523	519,708
CIFC Corporation	4,543	51,109
Eaton Vance Corporation	22,250	780,085
Fifth Street Finance Corporation	12,341	66,518
Fifth Street Senior Floating Rate Corporation	7,569	65,018
Gladstone Investment Corporation	33,818	288,468
Hercules Capital, Inc.	5,248	71,950
Houlihan Lokey, Inc. - Class A	1,744	42,501
Ladenburg Thalmann Financial Services, Inc. (a)	1,266	2,583
Legg Mason, Inc.	478	13,728
Medley Capital Corporation	8,849	66,721
Monroe Capital Corporation	30,095	445,707
MVC Capital, Inc.	2,716	23,602
OFS Capital Corporation	121	1,591
OM Asset Management plc (b)	89,922	1,265,203
Oppenheimer Holdings, Inc. - Class A	5,604	78,456

7

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.0% (Continued)	Shares	Value
Financials - 8.3% (Continued)
Capital Markets - 1.6% (Continued)
PennantPark Floating Rate Capital Ltd.	5,637	$73,112
PennantPark Investment Corporation	9,293	69,976
Piper Jaffray Companies (a)	772	43,657
Silvercrest Asset Management Group, Inc. - Class A	1,927	22,257
Solar Capital Ltd.	3,400	68,408
Solar Senior Capital Ltd.	238	3,689
Stellus Capital Investment Corporation	139	1,515
TCP Capital Corporation	4,291	68,613
THL Credit, Inc.	6,273	57,774
TICC Capital Corporation	8,674	48,401
Triangle Capital Corporation	3,428	65,886
Virtu Financial, Inc. - Class A	1	13
Virtus Investment Partners, Inc.	16	1,717
		4,848,731
Consumer Finance - 1.3%
Discover Financial Services	7,235	407,547
FirstCash, Inc.	25,144	1,186,797
Nelnet, Inc. - Class A	8,965	351,249
OneMain Holdings, Inc. (a)	17,532	496,857
SLM Corporation (a)	143,767	1,013,557
Synchrony Financial	14,054	401,804
		3,857,811
Diversified Financial Services - 0.1%
Global Eagle Entertainment, Inc. (a)	194	1,562
Intercontinental Exchange, Inc.	1,303	352,318
On Deck Capital, Inc. (a)	350	1,712
PICO Holdings, Inc. (a)	152	1,839
TPG Specialty Lending, Inc.	3,745	67,110
		424,541
Insurance - 1.9%
Allied World Assurance Company Holdings A.G.	293	12,593
American Equity Investment Life Holding Company	13,969	250,464
American National Insurance Company	68	7,967
AMERISAFE, Inc. (b)	14,732	819,099
Argo Group International Holdings Ltd.	750	41,700
Arthur J. Gallagher & Company	10,750	518,472
Aspen Insurance Holdings Ltd.	882	42,556
Assured Guaranty Ltd.	2,792	83,453
Baldwin & Lyons, Inc. - Class B	733	18,032
Employers Holdings, Inc.	1,350	42,322
First American Financial Corporation	4,195	163,857
Heritage Insurance Holdings, Inc.	325	3,832
Horace Mann Educators Corporation (b)	35,288	1,268,604
Infinity Property & Casualty Corporation	22	1,803
James River Group Holdings Ltd.	3,357	126,357
Kingstone Companies, Inc.	5,682	58,525
National General Holdings Corporation	14,452	296,989
National Western Life Group, Inc. - Class A (a)	195	42,003
Navigators Group, Inc. (The) (b)	12,139	1,131,355
OneBeacon Insurance Group Ltd. - Class A	2,965	40,739
Safety Insurance Group, Inc.	381	25,794

8

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.0% (Continued)	Shares	Value
Financials - 8.3% (Continued)
Insurance - 1.9% (Continued)
Selective Insurance Group, Inc.	15,729	$581,186
State National Companies, Inc.	3,286	33,616
United Fire Group, Inc. (b)	1,613	63,746
		5,675,064
Mortgage Real Estate Investment Trusts - 0.1%
Arbor Realty Trust, Inc.	5,664	41,517
Ares Commercial Real Estate Corporation	3,897	51,129
CYS Investments, Inc.	11,276	97,199
Dynex Capital, Inc.	6,343	43,576
Great Ajax Corporation	2,966	41,109
Newcastle Investment Corporation	9,205	40,502
Two Harbors Investment Corporation	4,766	39,701
ZAIS Financial Corporation (a)	1,330	17,822
		372,555
Thrifts & Mortgage Finance - 0.7%
Berkshire Hills Bancorp, Inc.	1,461	43,173
Essent Group Ltd. (a)	6,346	167,788
EverBank Financial Corporation	5,286	102,073
First Defiance Financial Corporation	7,260	286,625
First Financial Northwest, Inc.	7,581	120,538
FS Bancorp, Inc.	305	9,074
Guaranty Federal Bancshares, Inc.	997	16,520
Hingham Institution for Savings	963	138,142
Lake Sunapee Bank Group	95	1,731
Meridian Bancorp, Inc.	206	3,286
MSB Financial Corporation of Maryland (a)	436	5,842
NMI Holdings, Inc. - Class A (a)	88,333	675,747
PennyMac Financial Services, Inc. - Class A (a)	2,963	50,667
Poage Bankshares, Inc.	311	5,956
Radian Group, Inc.	17,241	234,305
Walker & Dunlop, Inc. (a)	1,768	42,556
Washington Federal, Inc.	9,307	253,616
WSFS Financial Corporation	3,344	117,207
		2,274,846
Health Care - 18.6%
Biotechnology - 7.5%
AbbVie, Inc.	6,084	339,365
Acorda Therapeutics, Inc. (a)	169	2,991
Agios Pharmaceuticals, Inc. (a)	21,309	1,019,423
Aldeyra Therapeutics, Inc. (a)	693	3,673
AMAG Pharmaceuticals, Inc. (a)	37,104	953,573
Amgen, Inc.	3,293	464,840
Ardelyx, Inc. (a)	53,814	661,912
Arena Pharmaceuticals, Inc. (a) (b)	629,773	932,064
Aviragen Therapeutics, Inc. (a)	5,637	7,103
Biogen, Inc. (a)	1,818	509,367
BioMarin Pharmaceutical, Inc. (a)	4,426	356,381
BioSpecifics Technologies Corporation (a) (b)	29,948	1,299,444
Biostage, Inc. (a)	1	1
Celgene Corporation (a)	3,692	377,248
Cepheid (a)	24,944	1,319,538

9

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.0% (Continued)	Shares	Value
Health Care - 18.6% (Continued)
Biotechnology - 7.5% (Continued)
ChemoCentryx, Inc. (a)	74,315	$444,404
China Biologic Products, Inc. (a) (b)	8,668	1,023,777
Coherus Biosciences, Inc. (a)	17,446	477,148
CoLucid Pharmaceuticals, Inc. (a)	1,669	50,738
Concert Pharmaceuticals, Inc. (a)	5,686	43,896
Corvus Pharmaceuticals, Inc. (a)	9,750	130,162
Edge Therapeutics, Inc. (a)	13,529	141,649
Eiger BioPharmaceuticals, Inc. (a)	2,044	23,404
Enzymotec Ltd. (a)	13,375	90,950
Esperion Therapeutics, Inc. (a)	247	2,544
Exelixis, Inc. (a)	331	3,505
Fate Therapeutics, Inc. (a)	1,170	2,457
FibroGen, Inc. (a) (b)	76,657	1,268,673
Foundation Medicine, Inc. (a)	68	1,544
Genomic Health, Inc. (a) (b)	43,404	1,293,873
Gilead Sciences, Inc.	6,988	514,526
GlycoMimetics, Inc. (a)	22,429	135,247
Ignyta, Inc. (a)	8,219	41,095
ImmunoGen, Inc. (a)	512,563	932,865
Intec Pharma Ltd. (a)	7,222	36,471
Ironwood Pharmaceuticals, Inc. - Class A (a)	51,347	655,701
Karyopharm Therapeutics, Inc. (a)	133,088	963,557
Lexicon Pharmaceuticals, Inc. (a)	2,879	42,696
MacroGenics, Inc. (a)	2,937	69,578
Medgenics, Inc. (a)	19,873	95,788
Myriad Genetics, Inc. (a)	82	1,616
Natera, Inc. (a)	137,105	1,162,650
PDL BioPharma, Inc.	745	2,399
Pfenex, Inc. (a) (b)	16,351	130,971
PharmAthene, Inc. (a)	53,099	146,022
Portola Pharmaceuticals, Inc. (a)	284	5,163
Proteon Therapeutics, Inc. (a)	4,142	41,213
Proteostasis Therapeutics, Inc. (a)	4,781	34,041
Rigel Pharmaceuticals, Inc. (a)	4,258	11,071
Sage Therapeutics, Inc. (a)	60	2,612
SciClone Pharmaceuticals, Inc. (a)	116,092	1,039,023
Sinovac Biotech Ltd. (a)	23,825	147,477
Spark Therapeutics, Inc. (a)	18,653	876,878
Stemline Therapeutics, Inc. (a)	3,972	45,281
Syndax Pharmaceuticals, Inc. (a)	3,496	41,288
TRACON Pharmaceuticals, Inc. (a)	201	1,126
Trevena, Inc. (a)	121,097	590,953
Trillium Therapeutics, Inc. (a)	1,357	18,523
uniQure N.V. (a)	35,216	239,117
Vanda Pharmaceuticals, Inc. (a)	81,322	1,207,632
Verastem, Inc. (a)	77,839	97,299
Vericel Corporation (a)	58,057	127,725
Versartis, Inc. (a)	3,510	38,785
Voyager Therapeutics, Inc. (a)	325	3,900
Xencor, Inc. (a)	18,719	398,527

10

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.0% (Continued)	Shares	Value
Health Care - 18.6% (Continued)
Biotechnology - 7.5% (Continued)
Xenon Pharmaceuticals, Inc. (a)	2,938	$22,329
		23,166,792
Health Care Equipment & Supplies - 4.8%
Accuray, Inc. (a)	68	333
Alere, Inc. (a)	67	2,994
Analogic Corporation	176	14,406
AngioDynamics, Inc. (a) (b)	59,453	947,681
Antares Pharma, Inc. (a)	14,800	26,048
Atrion Corporation	182	79,925
Baxter International, Inc.	10,578	503,407
Bovie Medical Corporation (a)	46	253
Cantel Medical Corporation (b)	18,545	1,320,960
CONMED Corporation	18,386	735,440
CRH Medical Corporation (a)	25,538	125,136
CryoLife, Inc.	5,545	94,265
Cutera, Inc. (a)	4,461	58,439
Cynosure, Inc. - Class A (a) (b)	24,287	1,035,841
Derma Sciences, Inc. (a)	14,478	64,427
Entellus Medical, Inc. (a)	96	1,963
Exactech, Inc. (a) (b)	2,679	64,698
FONAR Corporation (a)	8,873	161,045
Glaukos Corporation (a)	5,138	171,609
Haemonetics Corporation (a) (b)	38,896	1,299,515
Halyard Health, Inc. (a) (b)	40,286	1,303,252
Hill-Rom Holdings, Inc. (b)	27,453	1,521,171
ICU Medical, Inc. (a) (b)	4,648	647,466
Integra LifeSciences Holdings Corporation (a)	11,416	907,686
IRIDEX Corporation (a)	101	1,369
K2M Group Holdings, Inc. (a)	1,491	25,451
Kewaunee Scientific Corporation	1,917	42,270
Lantheus Holdings, Inc. (a)	6,503	56,251
LeMaitre Vascular, Inc. (b)	4,129	86,461
LivaNova plc (a)	729	41,320
Masimo Corporation (a) (b)	8,865	487,575
Merit Medical Systems, Inc. (a)	16,190	355,371
Natus Medical, Inc. (a)	1,374	54,067
Nuvectra Corporation (a)	5,455	29,293
OraSure Technologies, Inc. (a) (b)	17,418	130,809
Orthofix International N.V. (a) (b)	36,146	1,324,751
RTI Surgical, Inc. (a)	24,077	61,396
SeaSpine Holdings Corporation (a)	13,377	124,540
Senseonics Holdings, Inc. (a)	1,853	4,336
Syneron Medical Ltd. (a)	39,746	298,095
Teleflex, Inc.	2,443	349,667
Utah Medical Products, Inc. (b)	2,264	140,708
Vascular Solutions, Inc. (a)	23	1,049
		14,702,739
Health Care Providers & Services - 2.3%
Alliance HealthCare Services, Inc. (a)	8,798	73,463
Almost Family, Inc. (a)	1,041	40,859
Amedisys, Inc. (a)	975	42,179

11

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.0% (Continued)	Shares	Value
Health Care - 18.6% (Continued)
Health Care Providers & Services - 2.3% (Continued)
American Renal Associates Holdings, Inc. (a)	2,264	$39,982
AMN Healthcare Services, Inc. (a)	11,335	371,788
BioTelemetry, Inc. (a)	6,154	108,926
Civitas Solutions, Inc. (a) (b)	59,557	1,018,425
CorVel Corporation (a) (b)	19,918	688,167
Cross Country Healthcare, Inc. (a)	120	1,340
DaVita HealthCare Partners, Inc. (a)	5,826	341,520
Envision Healthcare Holdings, Inc. (a)	41,833	827,457
HCA Holdings, Inc. (a)	3,657	279,870
HealthSouth Corporation	5,864	235,440
Kindred Healthcare, Inc. (b)	134,465	1,324,480
Landauer, Inc.	81	3,524
LHC Group, Inc. (a)	3,157	108,190
Magellan Health, Inc. (a)	6,785	349,088
McKesson Corporation	3,281	417,245
National Research Corporation - Class A	1,983	30,439
PharMerica Corporation (a)	1,592	37,890
Providence Service Corporation (The) (a)	1,598	64,663
Psychemedics Corporation	57	1,338
RadNet, Inc. (a) (b)	55,571	386,219
Surgery Partners, Inc. (a)	2,340	37,674
Team Health Holdings, Inc. (a)	3	129
Tenet Healthcare Corporation (a)	44	867
Triple-S Management Corporation - Class B (a)	68	1,406
Universal Health Services, Inc. - Class B	3,417	412,466
Veracyte, Inc. (a)	500	3,630
		7,248,664
Health Care Technology - 0.0% (c)
Evolent Health, Inc. - Class A (a)	49	1,032
iCAD, Inc. (a)	1,868	7,042
Quality Systems, Inc.	165	2,127
		10,201
Life Sciences Tools & Services - 1.7%
Bruker Corporation	51,334	1,051,834
Cambrex Corporation (a)	1,056	42,557
Charles River Laboratories International, Inc. (a)	9,498	720,708
Enzo Biochem, Inc. (a)	24,001	146,406
Harvard Bioscience, Inc. (a)	56,206	134,894
INC Research Holdings, Inc. - Class A (a) (b)	31,633	1,445,628
NanoString Technologies, Inc. (a)	1,976	38,433
NeoGenomics, Inc. (a)	73	588
PAREXEL International Corporation (a)	3,935	229,253
PerkinElmer, Inc.	683	34,758
PRA Health Sciences, Inc. (a)	4,734	251,944
VWR Corporation (a) (b)	37,704	1,037,237
		5,134,240
Pharmaceuticals - 2.3%
Aclaris Therapeutics, Inc. (a)	1,945	41,331
Agile Therapeutics, Inc. (a)	11,364	86,366
Aratana Therapeutics, Inc. (a) (b)	139,663	1,131,270
Assembly Biosciences, Inc. (a)	10,748	151,762

12

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.0% (Continued)	Shares	Value
Health Care - 18.6% (Continued)
Pharmaceuticals - 2.3% (Continued)
Catalent, Inc. (a) (b)	55,275	$1,260,823
Corcept Therapeutics, Inc. (a)	696	4,830
Corium International, Inc. (a)	14,912	70,832
Cumberland Pharmaceuticals, Inc. (a)	2,866	13,614
Dipexium Pharmaceuticals, Inc. (a)	27	45
Endo International plc (a)	576	10,800
Endocyte, Inc. (a)	34,275	94,256
Heska Corporation (a)	3,376	166,774
Impax Laboratories, Inc. (a) (b)	31,623	635,622
Juniper Pharmaceuticals, Inc. (a)	16,616	93,881
Mallinckrodt plc (a)	7,674	454,761
MediWound Ltd. (a)	3,344	21,402
Paratek Pharmaceuticals, Inc. (a)	970	10,379
Phibro Animal Health Corporation - Class A (b)	54,659	1,418,401
Prestige Brands Holdings, Inc. (a) (b)	28,375	1,284,820
Sucampo Pharmaceuticals, Inc. - Class A (a)	7,366	83,972
Supernus Pharmaceuticals, Inc. (a)	244	4,831
VIVUS, Inc. (a)	3,909	4,105
		7,044,877
Industrials - 11.9%
Aerospace & Defense - 0.7%
Astronics Corporation (a)	8,660	320,593
Astronics Corporation - Class B (a)	53	1,961
Ducommun, Inc. (a)	5,161	98,266
LMI Aerospace, Inc. (a)	3,785	28,425
Moog, Inc. - Class A (a)	1,106	64,225
Rockwell Collins, Inc.	791	66,697
Sparton Corporation (a)	51,524	1,232,969
United Technologies Corporation	3,753	383,557
		2,196,693
Air Freight & Logistics - 0.0% (c)
Forward Air Corporation	1,064	43,964
Park-Ohio Holdings Corporation	482	15,400
		59,364
Airlines - 0.7%
Delta Air Lines, Inc.	6,188	258,473
Hawaiian Holdings, Inc. (a)	5,618	252,950
SkyWest, Inc. (b)	44,903	1,353,825
Spirit Airlines, Inc. (a)	5,219	250,147
		2,115,395
Building Products - 0.6%
Armstrong Flooring, Inc. (a)	47,402	767,438
PGT, Inc. (a)	72	706
Ply Gem Holdings, Inc. (a) (b)	46,181	632,680
TopBuild Corporation (a)	2,604	78,458
Trex Company, Inc. (a)	28	1,507
Universal Forest Products, Inc.	484	41,619
USG Corporation (a)	15,248	383,945
		1,906,353
Commercial Services & Supplies - 1.2%
ACCO Brands Corporation (a)	11,313	125,574

13

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.0% (Continued)	Shares	Value
Industrials - 11.9% (Continued)
Commercial Services & Supplies - 1.2% (Continued)
AMREP Corporation (a)	1,153	$8,509
ARC Document Solutions, Inc. (a)	161	552
Brink's Company (The)	1,132	44,771
Casella Waste Systems, Inc. - Class A (a)	7,453	83,474
Cenveo, Inc. (a)	729	6,014
Civeo Corporation (a)	646,751	730,829
Essendant, Inc.	28,667	440,039
Heritage-Crystal Clean, Inc. (a)	6,664	87,298
HNI Corporation	1,803	73,310
Interface, Inc.	3,052	48,374
Johnson Controls International plc	166	6,693
Knoll, Inc.	1,932	41,809
Pointer Telocation Ltd. (a)	4,229	31,506
R.R. Donnelley & Sons Company (a)	24,541	435,603
Tetra Tech, Inc.	1,072	41,218
Viad Corporation (b)	35,558	1,475,657
West Corporation	1,999	39,420
		3,720,650
Construction & Engineering - 0.7%
AECOM (a)	19,231	535,583
Argan, Inc.	948	53,894
Comfort Systems USA, Inc.	2,309	66,615
EMCOR Group, Inc.	4,418	267,112
Goldfield Corporation (The) (a)	134	369
HC2 Holdings, Inc.	179	712
KBR, Inc. (b)	5,466	80,951
MYR Group, Inc. (a)	5,259	156,929
Orion Marine Group, Inc. (a)	5,049	40,796
Sterling Construction Company, Inc. (a)	140,953	1,026,138
		2,229,099
Electrical Equipment - 2.4%
Allied Motion Technologies, Inc.	4,985	98,603
AZZ, Inc.	781	41,588
Babcock & Wilcox Enterprises, Inc. (a) (b)	61,799	972,716
Broadwind Energy, Inc. (a)	31,676	137,791
Encore Wire Corporation (b)	38,495	1,314,604
EnerSys, Inc. (b)	17,905	1,166,153
General Cable Corporation	88,421	1,237,894
LSI Industries, Inc.	4,665	40,119
Powell Industries, Inc.	18,982	671,773
Preformed Line Products Company	474	20,391
Regal Beloit Corporation (b)	27,507	1,625,664
Vicor Corporation (a)	5,870	74,843
		7,402,139
Machinery - 2.7%
Accuride Corporation (a)	146,608	359,190
AGCO Corporation	8,226	420,184
Alamo Group, Inc.	1,025	66,543
Albany International Corporation - Class A	5,988	244,011
Astec Industries, Inc.	803	44,454
Chart Industries, Inc. (a) (b)	23,507	652,084

14

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.0% (Continued)	Shares	Value
Industrials - 11.9% (Continued)
Machinery - 2.7% (Continued)
China Yuchai International Ltd.	10,091	$112,414
Commercial Vehicle Group, Inc. (a) (b)	170,907	775,918
Crane Company	13,496	917,863
Federal Signal Corporation	8,113	99,628
Global Brass & Copper Holdings, Inc. (b)	1,912	54,874
Harsco Corporation (b)	15,993	155,932
Hillenbrand, Inc.	8,515	258,430
Ingersoll-Rand plc	8,050	541,685
John Bean Technologies Corporation	17	1,357
L.B. Foster Company - Class A	9,880	122,512
Lydall, Inc. (a)	1,526	71,341
Manitex International, Inc. (a)	10,124	56,188
Meritor, Inc. (a) (b)	121,171	1,245,638
Mueller Industries, Inc.	1,463	44,314
Mueller Water Products, Inc. - Series A	3,390	41,765
Navistar International Corporation (a)	298	6,645
Rexnord Corporation (a)	2,057	40,914
SPX Corporation (a)	11,313	215,060
SPX FLOW, Inc. (a)	6,477	162,508
Tennant Company	32	2,014
Terex Corporation	65,199	1,556,952
Titan International, Inc. (b)	13,796	140,581
Twin Disc, Inc. (a)	3,165	34,214
		8,445,213
Marine - 0.4%
Global Ship Lease, Inc. - Class A	13,212	17,308
Matson, Inc. (b)	32,457	1,296,332
		1,313,640
Professional Services - 0.8%
Advisory Board Company (The) (a)	447	17,791
CBIZ, Inc. (a)	58	641
CRA International, Inc. (a)	1,440	44,842
Franklin Covey Company (a)	1,798	32,903
FTI Consulting, Inc. (a)	6,364	247,941
Heidrick & Struggles International, Inc.	2,670	49,395
Hill International, Inc. (a)	22	85
Huron Consulting Group, Inc. (a)	2	112
Kelly Services, Inc. - Class A (b)	68,556	1,284,054
Mistras Group, Inc. (a)	2,330	48,790
Navigant Consulting, Inc. (a)	1,870	43,758
On Assignment, Inc. (a) (b)	14,325	492,923
TriNet Group, Inc. (a)	645	12,107
TrueBlue, Inc. (a) (b)	3,058	53,515
		2,328,857
Road & Rail - 0.9%
Avis Budget Group, Inc. (a)	50	1,618
Kansas City Southern	4,456	391,059
Roadrunner Transportation Systems, Inc. (a) (b)	134,742	1,024,039
Ryder System, Inc.	5,975	414,605
Universal Logistics Holdings, Inc.	1,383	17,218
USA Truck, Inc. (a)	6,278	51,668

15

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.0% (Continued)	Shares	Value
Industrials - 11.9% (Continued)
Road & Rail - 0.9% (Continued)
YRC Worldwide, Inc. (a) (b)	78,054	$693,120
		2,593,327
Trading Companies & Distributors - 0.8%
Bluelinx Holdings, Inc. (a)	4,195	33,057
HD Supply Holdings, Inc. (a)	1,034	34,122
Huttig Building Products, Inc. (a)	641	3,096
MFC Bancorp Ltd. (a)	9,753	20,091
Textainer Group Holdings Ltd.	138,563	1,053,079
Univar, Inc. (a)	10,766	239,543
Veritiv Corporation (a)	10,756	580,286
WESCO International, Inc. (a)	6,511	352,896
Willis Lease Finance Corporation (a)	1,321	35,152
		2,351,322
Information Technology - 16.5%
Communications Equipment - 1.5%
Applied Optoelectronics, Inc. (a)	75	1,442
AudioCodes Ltd. (a)	25,746	134,394
Bel Fuse, Inc. - Class B (b)	7,600	181,260
Black Box Corporation (b)	107,581	1,237,182
Ceragon Networks Ltd. (a)	8,388	21,557
CIENA Corporation (a)	2,287	44,322
Digi International, Inc. (a)	1,363	12,471
EchoStar Corporation - Class A (a)	11,207	523,815
Extreme Networks, Inc. (a)	292,528	1,231,543
Finisar Corporation (a)	4,885	133,751
MRV Communications, Inc. (a)	3,112	35,477
Napco Security Technologies, Inc. (a)	19,714	137,998
ShoreTel, Inc. (a)	6,446	42,866
Sierra Wireless, Inc. (a)	41,099	561,001
Sonus Networks, Inc. (a)	5,694	32,968
TESSCO Technologies, Inc.	7,627	88,855
UTStarcom Holdings Corporation (a)	20,927	42,900
ViaSat, Inc. (a)	342	24,166
Viavi Solutions, Inc. (a)	34,580	246,210
		4,734,178
Electronic Equipment, Instruments & Components - 3.0%
Anixter International, Inc. (a)	425	27,944
AVX Corporation	45,478	637,602
Benchmark Electronics, Inc. (a) (b)	50,519	1,270,553
Celestica, Inc. (a)	21,074	249,727
Electro Scientific Industries, Inc. (a)	26,847	139,067
FARO Technologies, Inc. (a)	8,554	286,987
FLIR Systems, Inc.	17,705	582,849
Frequency Electronics, Inc. (a)	2,402	21,834
IEC Electronics Corporation (a)	4,167	15,001
II-VI, Inc. (a) (b)	1,529	42,506
Insight Enterprises, Inc. (a) (b)	41,709	1,200,802
Iteris, Inc. (a)	31,675	108,012
Jabil Circuit, Inc.	70,557	1,505,686
Key Tronic Corporation (a)	12,607	97,326
LRAD Corporation	7,956	13,843

16

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.0% (Continued)	Shares	Value
Information Technology - 16.5% (Continued)
Electronic Equipment, Instruments & Components - 3.0% (Continued)
Magal Security Systems Ltd. (a)	12,990	$59,234
MOCON, Inc.	1,608	24,844
Novanta, Inc. (a)	3,333	58,161
Orbotech Ltd. (a) (b)	2,278	62,417
Park Electrochemical Corporation	116	1,790
PC Connection, Inc.	1,917	44,494
Plexus Corporation (a)	987	45,214
Richardson Electronics Ltd.	800	5,000
Rogers Corporation (a) (b)	23,127	1,258,803
Sanmina Corporation (a) (b)	8,995	248,712
ScanSource, Inc. (a) (b)	36,047	1,261,645
		9,270,053
Internet Software & Services - 3.5%
Akamai Technologies, Inc. (a)	6,224	432,381
Alphabet, Inc. - Class A (a)	438	354,736
Autobytel, Inc. (a) (b)	40,374	660,115
Bankrate, Inc. (a)	5,688	44,366
Bazaarvoice, Inc. (a) (b)	214,794	1,052,491
Carbonite, Inc. (a)	8,315	141,771
ChannelAdvisor Corporation (a)	46,081	506,891
Cornerstone OnDemand, Inc. (a)	6,203	256,184
Cvent, Inc. (a)	1,290	40,274
Demand Media, Inc. (a)	17,683	102,561
DHI Group, Inc. (a)	3,980	22,686
EarthLink Holdings Corporation (b)	214,203	1,225,241
Everyday Health, Inc. (a) (b)	33,274	349,377
Five9, Inc. (a)	215	3,079
IAC/InterActiveCorp	7,745	499,088
Limelight Networks, Inc. (a)	68,135	121,280
Liquidity Services, Inc. (a) (b)	135,735	1,201,255
LivePerson, Inc. (a)	61,288	520,948
LogMeIn, Inc.	21	1,995
Marchex, Inc. - Class B (a)	8,442	21,274
Mimecast Ltd. (a)	4,844	98,043
Monster Worldwide, Inc. (a)	16,628	56,702
Points International Ltd. (a)	6,967	58,384
QuinStreet, Inc. (a)	61,789	179,188
Rackspace Hosting, Inc. (a) (b)	48,912	1,562,249
Sohu.com, Inc. (a) (b)	26,168	979,468
WebMD Health Corporation (a)	4,580	225,015
Weibo Corporation - ADR (a)	167	7,679
XO Group, Inc. (a) (b)	2,183	40,167
Zix Corporation (a)	24,119	98,164
		10,863,052
IT Services - 1.4%
Accenture plc - Class A	36	4,185
Broadridge Financial Solutions, Inc.	7,990	516,633
CACI International, Inc. - Class A (a)	394	38,553
Cardtronics plc (a)	2,045	102,250
Convergys Corporation	3,852	112,478
CoreLogic, Inc. (a)	15,615	664,574

17

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.0% (Continued)	Shares	Value
Information Technology - 16.5% (Continued)
IT Services - 1.4% (Continued)
Edgewater Technology, Inc. (a)	6,253	$50,962
Everi Holdings, Inc. (a)	19,118	38,427
EVERTEC, Inc.	2,816	42,662
ExlService Holdings, Inc. (a)	973	42,841
Fidelity National Information Services, Inc.	726	53,666
Forrester Research, Inc.	4,101	152,762
Hackett Group, Inc. (The)	2,740	44,169
InterXion Holding N.V. (a)	1,815	67,572
MoneyGram International, Inc. (a)	27,660	193,897
NCI, Inc. - Class A	6,634	77,950
PRGX Global, Inc. (a)	8,733	39,735
Rightside Group Ltd. (a)	408	3,431
Sykes Enterprises, Inc. (a)	1,529	40,886
Total System Services, Inc.	8,670	432,460
Unisys Corporation (a) (b)	90,789	948,745
Xerox Corporation	54,110	528,655
		4,197,493
Semiconductors & Semiconductor Equipment - 3.5%
Advanced Energy Industries, Inc. (a)	814	38,828
Alpha & Omega Semiconductor Ltd. (a)	8,594	181,591
Amkor Technology, Inc. (a)	129,015	1,195,969
Amtech Systems, Inc. (a)	1,194	5,385
Applied Materials, Inc.	9,210	267,827
AXT, Inc. (a)	8,076	41,591
Brooks Automation, Inc.	12,743	166,041
Cavium, Inc. (a)	1,577	89,022
ChipMOS TECHNOLOGIES, INC. - ADR (a) (b) (d)	3,718	61,156
Cirrus Logic, Inc. (a)	307	16,572
Cohu, Inc. (b)	94,289	1,055,094
Cyberoptics Corporation (a)	1,628	39,316
DSP Group, Inc. (a)	3,511	38,270
Entegris, Inc. (a)	33,605	534,319
Exar Corporation (a)	9,361	84,436
GSI Technology, Inc. (a)	14,031	74,084
Kulicke & Soffa Industries, Inc. (a) (b)	85,044	1,125,983
MagnaChip Semiconductor Corporation (a)	120,926	749,741
MaxLinear, Inc. - Class A (a)	3,274	61,257
Nanometrics, Inc. (a)	15,205	317,632
Nova Measuring Instruments Ltd. (a)	98	1,173
ON Semiconductor Corporation (a)	43,661	509,524
Photronics, Inc. (a)	1,013	9,826
Rudolph Technologies, Inc. (a) (b)	75,048	1,358,369
Semtech Corporation (a)	1,666	40,317
SunEdison Semiconductor Ltd. (a)	92,790	1,103,273
Teradyne, Inc.	23,712	552,252
Ultra Clean Holdings, Inc. (a)	5,550	47,175
Ultratech, Inc. (a)	14,496	308,620
Xcerra Corporation (a)	15,753	86,799
Xilinx, Inc.	9,879	502,545
		10,663,987

18

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.0% (Continued)	Shares	Value
Information Technology - 16.5% (Continued)
Software - 2.2%
A10 Networks, Inc. (a)	9,321	$71,399
Allot Communications Ltd. (a)	6	31
American Software, Inc. - Class A	9,785	102,058
ANSYS, Inc. (a)	4,182	382,026
CDK Global, Inc.	9,568	522,508
CommVault Systems, Inc. (a)	5,640	301,740
ePlus, Inc. (a)	243	22,247
Evolving Systems, Inc.	3,595	15,279
Fair Isaac Corporation	2,237	269,961
Fleetmatics Group plc (a)	803	48,100
Guidewire Software, Inc. (a)	6,878	395,141
Mentor Graphics Corporation	46,316	1,338,532
MicroStrategy, Inc. - Class A (a)	1,480	288,319
Model N, Inc. (a)	202	2,081
Monotype Imaging Holdings, Inc.	3,592	68,607
Net 1 UEPS Technologies, Inc. (a)	5,937	60,973
Oracle Corporation	11,970	459,887
QAD, Inc. - Class A	30	721
Rosetta Stone, Inc. (a)	6,373	45,376
Rubicon Project, Inc. (The) (a)	162,494	1,244,704
Sapiens International Corporation N.V.	3,006	40,912
Synchronoss Technologies, Inc. (a)	4,028	147,868
Synopsys, Inc. (a)	6,599	391,387
Telenav, Inc. (a)	26,499	144,419
TubeMogul, Inc. (a)	159	1,161
Workiva, Inc. (a)	38	629
Zynga, Inc. - Class A (a)	187,050	525,610
		6,891,676
Technology Hardware, Storage & Peripherals - 1.4%
AstroNova, Inc.	4,586	66,726
Concurrent Computer Corporation	1,349	8,337
Eastman Kodak Company (a) (b)	86,572	1,289,923
HP, Inc.	906	13,128
Intevac, Inc. (a)	205	1,179
Lexmark International, Inc. - Class A (b)	4,839	192,060
Silicon Graphics International Corporation (a) (b)	162,604	1,260,181
Super Micro Computer, Inc. (a) (b)	58,861	1,395,005
TransAct Technologies, Inc.	2,431	17,503
		4,244,042
Materials - 5.4%
Chemicals - 1.5%
A. Schulman, Inc.	851	24,466
Air Products & Chemicals, Inc.	2,992	399,193
Ashland Global Holdings, Inc.	4,289	479,210
Axalta Coating Systems Ltd. (a)	4,946	124,244
Balchem Corporation	41	3,112
Chemours Company (The)	191	3,138
Codexis, Inc. (a)	1,813	9,156
Core Molding Technologies, Inc. (a)	35,822	624,019
FutureFuel Corporation	15,914	174,417
H.B. Fuller Company	6,003	252,546

19

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.0% (Continued)	Shares	Value
Materials - 5.4% (Continued)
Chemicals - 1.5% (Continued)
Hawkins, Inc.	383	$15,454
Huntsman Corporation (b)	96,845	1,641,523
Innophos Holdings, Inc.	3,512	160,990
Innospec, Inc.	845	50,911
Intrepid Potash, Inc. (a)	33,735	35,084
KMG Chemicals, Inc. (b)	3,481	94,474
Northern Technologies International Corporation (a)	612	8,507
Olin Corporation	14	307
Orion Engineered Carbons S.A.	2,327	43,631
Platform Specialty Products Corporation (a)	100	729
PolyOne Corporation	3,273	95,670
Stepan Company	3,423	243,136
Tredegar Corporation	4,929	91,187
Valhi, Inc.	1,400	2,744
		4,577,848
Construction Materials - 0.2%
Headwaters, Inc. (a)	43,532	713,925
United States Lime & Minerals, Inc.	1,237	81,382
		795,307
Containers & Packaging - 0.7%
AEP Industries, Inc.	4,216	461,863
Crown Holdings, Inc. (a)	7,288	395,374
Graphic Packaging Holding Company	4,743	59,288
Myers Industries, Inc.	9,667	116,487
Owens-Illinois, Inc. (a)	30,588	590,348
Sealed Air Corporation	12,250	558,968
		2,182,328
Metals & Mining - 2.9%
Alexco Resource Corporation (a)	1,459	2,568
AuRico Metals, Inc. (a)	7,127	6,536
Coeur Mining, Inc. (a)	289	3,231
Commercial Metals Company	10,216	160,493
Constellium N.V. - Class A (a) (b)	209,556	1,100,169
Dominion Diamond Corporation (b)	125,481	1,067,843
Eldorado Gold Corporation (a)	5,200	16,432
Fortuna Silver Mines, Inc. (a)	6,780	46,375
Handy & Harman Ltd. (a)	3,688	70,625
Hudbay Minerals, Inc.	657	2,792
Kaiser Aluminum Corporation	300	21,747
Materion Corporation	7,069	214,191
Mountain Province Diamonds, Inc. (a)	701	3,680
Nevsun Resources Ltd. (b)	216,741	630,716
New Gold, Inc. (a)	11,511	45,584
Olympic Steel, Inc.	46,907	1,083,083
Pan American Silver Corporation	2,948	47,257
Real Industry, Inc. (a)	227,774	1,218,591
Reliance Steel & Aluminum Company	7,582	521,490
Schnitzer Steel Industries, Inc. - Class A	9,614	232,178
Steel Dynamics, Inc.	13,337	366,234
SunCoke Energy, Inc. (b)	99,975	1,020,745
Synalloy Corporation	10,577	108,943

20

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.0% (Continued)	Shares	Value
Materials - 5.4% (Continued)
Metals & Mining - 2.9% (Continued)
TimkenSteel Corporation (a) (b)	81,949	$839,977
United States Steel Corporation	30	580
Universal Stainless & Alloy Products, Inc. (a)	9,647	101,294
Worthington Industries, Inc.	236	11,092
		8,944,446
Paper & Forest Products - 0.1%
Domtar Corporation	701	25,201
Louisiana-Pacific Corporation (a)	7,178	131,716
Mercer International, Inc.	8,554	67,577
Schweitzer-Mauduit International, Inc.	1,195	44,107
		268,601
Real Estate - 5.4%
Equity Real Estate Investment Trusts (REITs) - 5.4%
Agree Realty Corporation	60	2,901
Alexandria Real Estate Equities, Inc.	13,918	1,500,500
BRT Realty Trust (a)	1,934	14,892
CBL & Associates Properties, Inc.	122,981	1,315,897
Cedar Realty Trust, Inc.	10,437	70,659
CorEnergy Infrastructure Trust, Inc.	47,714	1,292,095
Corporate Office Properties Trust	53,968	1,440,406
DDR Corporation	25,908	396,133
Equity Lifestyle Properties, Inc.	5,800	439,872
First Potomac Realty Trust	118,975	1,061,257
Forest City Realty Trust, Inc. - Class A	63,197	1,364,423
Global Net Lease, Inc.	63,830	472,980
Healthcare Realty Trust, Inc.	1,628	51,917
Hudson Pacific Properties, Inc.	44,143	1,484,088
Kilroy Realty Corporation	20,614	1,480,704
Pennsylvania Real Estate Investment Trust	15,138	295,342
Retail Properties of America, Inc. - Class A	93	1,448
SL Green Realty Corporation	13,902	1,365,454
TIER REIT, Inc.	93,535	1,379,641
UMH Properties, Inc.	2,027	24,567
Washington Prime Group, Inc.	120,805	1,267,245
		16,722,421
Real Estate Management & Development - 0.0% (c)
Realogy Holdings Corporation	636	14,558

Telecommunication Services - 1.6%
Diversified Telecommunication Services - 1.1%
8x8, Inc. (a)	4,360	62,130
ATN International, Inc.	1,429	96,658
Cincinnati Bell, Inc. (a)	7,589	149,124
Cogent Communications Holdings, Inc.	136	5,018
Hawaiian Telcom Holdco, Inc. (a)	6,861	140,788
IDT Corporation - Class B (b)	72,997	1,305,916
Inteliquent, Inc.	2,669	44,812
Level 3 Communications, Inc. (a)	11,087	622,535
Lumos Networks Corporation (a)	55,440	787,802
RADCOM Ltd. (a)	2,092	42,468
		3,257,251

21

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.0% (Continued)	Shares	Value
Telecommunication Services - 1.6% (Continued)
Wireless Telecommunication Services - 0.5%
Telephone and Data Systems, Inc. (b)	61,438	$1,587,558

Utilities - 1.4%
Electric Utilities - 0.3%
ALLETE, Inc.	677	41,493
El Paso Electric Company	3,431	158,512
FirstEnergy Corporation	15,467	530,363
NRG Yield, Inc. - Class A	19,697	290,137
Otter Tail Corporation	31	1,115
		1,021,620
Gas Utilities - 0.1%
Chesapeake Utilities Corporation	43	2,754
Gas Natural, Inc.	9,955	122,944
Spire, Inc.	4,187	262,944
		388,642
Independent Power and Renewable Electricity Producers - 0.9%
Atlantic Power Corporation	11,038	25,387
Dynegy, Inc. (a)	168	1,789
NRG Energy, Inc.	97,421	1,035,585
Ormat Technologies, Inc.	3,026	145,944
Talen Energy Corporation (a) (b)	99,892	1,391,496
		2,600,201
Multi-Utilities - 0.0% (c)
NorthWestern Corporation	918	52,831

Water Utilities - 0.1%
Artesian Resources Corporation - Class A	1,401	39,536
Consolidated Water Company Ltd. (b)	11,341	127,019
Middlesex Water Company	1,201	43,356
Pure Cycle Corporation (a)	9,257	48,600
		258,511

Total Common Stocks (Cost $289,972,798)		$292,894,985

INVESTMENT COMPANIES - 3.6%	Shares	Value
Aberdeen Asia-Pacific Income Fund, Inc.	8,097	$39,837
Aberdeen Australia Equity Fund, Inc.	2,400	13,344
Adams Diversified Equity Fund	19,158	244,839
Adams Natural Resources Fund, Inc.	12,670	242,884
Advent/Claymore Convertible Securities & Income Fund	16,246	227,606
Advent/Claymore Convertible Securities & Income Fund II	14,366	80,162
Advent/Claymore Enhanced Growth & Income Fund	94	768
AllianzGI Diversified Income & Convertible Fund	1,602	28,596
AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	18,906	231,031
Alpine Global Dynamic Dividend Fund	6,571	55,328
Alpine Global Premier Properties Fund	45,126	238,265
Alpine Total Dynamic Dividend Fund	23,194	170,940
Apollo Tactical Income Fund, Inc.	12	183
Bancroft Fund Ltd.	19	395
BlackRock Energy and Resources Trust	2,204	30,393

22

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES - 3.6% (Continued)	Shares	Value
BlackRock Global Opportunities Equity Trust	51	$593
BlackRock Muni Intermediate Duration Fund, Inc.	94	1,361
BlackRock Municipal 2030 Target Term Trust	47	1,088
BlackRock Municipal Income Investment Quality Trust	822	12,051
BlackRock Municipal Income Quality Trust	72	1,043
BlackRock MuniHoldings Quality Fund, Inc.	34	461
BlackRock MuniYield Investment Quality Fund	97	1,382
BlackRock MuniYield Michigan Quality Fund, Inc.	13,404	189,533
BlackRock MuniYield Pennsylvania Quality Fund	300	4,437
BlackRock New Jersey Municipal Income Trust	47	728
BlackRock Resources & Commodities Strategy Trust	27,134	216,258
BlackRock Taxable Municipal Bond Trust	2,617	59,537
Boulder Growth & Income Fund, Inc.	28,315	232,749
Brookfield Global Listed Infrastructure Income Fund, Inc.	2,249	27,415
Brookfield Mortgage Opportunity Income Fund, Inc.	10	143
Calamos Dynamic Convertible & Income Fund	1,900	33,877
CBRE Clarion Global Real Estate Income Fund	9	69
Central Europe Russia and Turkey Fund, Inc. (The)	1,177	22,375
China Fund, Inc. (The)	10,524	169,963
ClearBridge American Energy MLP Fund, Inc.	15,495	131,707
Clough Global Dividend and Income Fund	18,976	220,501
Clough Global Equity Fund	22,088	236,121
Clough Global Opportunities Fund	25,881	233,964
Cohen & Steers Global Income Builder, Inc.	68	591
Cohen & Steers MLP Income and Energy Opportunity Fund, Inc.	3,600	36,036
Cohen & Steers Quality Income Realty Fund, Inc.	59	712
Cohen & Steers REIT and Preferred Income Fund, Inc.	5,000	93,850
Cushing Renaissance Fund (The)	3,786	62,166
Cutwater Select Income Fund	1	9
Delaware Enhanced Global Dividend & Income Fund	23,548	228,416
Delaware Investments Minnesota Municipal Income Fund II, Inc.	38	549
Diversified Real Asset Income Fund (The)	7,984	129,979
Dividend and Income Fund	22,603	242,530
DTF Tax-Free Income, Inc.	25	377
Eagle Growth & Income Fund (The)	3,262	53,725
Eaton Vance California Municipal Income Trust	8,872	115,425
Eaton Vance Municipal Bond Fund II	7	89
Eaton Vance Municipal Income 2028 Term Trust	1,199	23,321
Eaton Vance New York Municipal Bond Fund	5,089	65,953
Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	21,363	256,356
Ellsworth Growth and Income Fund Ltd.	9,028	73,127
First Trust Energy Infrastructure Fund	29	534
First Trust Enhanced Equity Income Fund	1,502	19,766
First Trust High Income Long/Short Fund	65	1,009
First Trust Strategic High Income Fund II	5,813	70,570
First Trust/Aberdeen Emerging Opportunity Fund	1,967	29,702
Franklin Limited Duration Income Trust	41	494
Franklin Universal Trust	3,936	26,135
Gabelli Healthcare & WellnessRx Trust (The)	235	2,296
GAMCO Natural Resources, Gold & Income Trust	3	24

23

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES - 3.6% (Continued)	Shares	Value
GDL Fund (The)	25,958	$252,312
General American Investors Company, Inc.	7,816	245,969
Guggenheim Build America Bonds Managed Duration Trust	4,262	94,872
India Fund, Inc. (The)	6,745	165,252
Invesco Advantage Municipal Income Trust II	20,899	244,518
Invesco Municipal Trust	107	1,370
Invesco Pennsylvania Value Municipal Income Trust	13,857	177,092
Invesco Quality Municipal Income Trust	3,888	50,933
Invesco Trust for Investment Grade New York Municipals	96	1,356
Invesco Value Municipal Income Trust	15,298	233,293
Japan Smaller Capitalization Fund, Inc.	8,683	93,082
John Hancock Investors Trust	26	435
John Hancock Preferred Income Fund III	900	16,416
John Hancock Premium Dividend Fund	6,811	101,893
John Hancock Tax-Advantaged Dividend Income Fund	37	882
Korea Fund, Inc.	73	2,462
Lazard World Dividend & Income Fund, Inc.	5,474	53,974
Legg Mason BW Global Income Opportunities Fund, Inc.	12,967	167,793
Liberty All-Star Equity Fund	24,331	119,465
Macquarie Global Infrastructure Total Return Fund, Inc.	10,868	223,772
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	419	5,045
Madison Strategic Sector Premium Fund	63	734
MainStay DefinedTerm Municipal Opportunities Fund	51	988
Mexico Fund, Inc. (The)	27	440
MFS High Yield Municipal Trust	2,318	10,616
MFS Investment Grade Municipal Trust	85	846
MFS Multimarket Income Trust	3,000	17,910
Morgan Stanley China A Share Fund, Inc.	4,500	81,225
Morgan Stanley Emerging Markets Debt Fund, Inc.	1,692	15,769
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	66	519
Morgan Stanley India Investment Fund, Inc.	1,711	49,123
Neuberger Berman MLP Income Fund, Inc.	3,963	34,359
New Germany Fund, Inc. (The)	2,761	37,467
Nuveen AMT-Free Municipal Income Fund	17,620	242,275
Nuveen Build America Bond Opportunity Fund	16	349
Nuveen California Dividend Advantage Municipal Fund 2	1	15
Nuveen Connecticut Premium Income Municipal Fund	10,510	141,780
Nuveen Diversified Dividend & Income Fund	28	319
Nuveen Dividend Advantage Municipal Fund	17,153	243,401
Nuveen Enhanced Municipal Credit Opportunities Fund	3,375	50,017
Nuveen Global High Income Fund	10	157
Nuveen Intermediate Duration Quality Municipal Term Fund	3,129	41,178
Nuveen Long/short Commodity Total Return Fund	4,837	64,042
Nuveen Maryland Premium Income Municipal Fund	16,994	221,942
Nuveen Michigan Quality Income Municipal Fund	16,839	237,261
Nuveen New Jersey Dividend Advantage Municipal Fund	17,321	244,572
Nuveen New York AMT-Free Municipal Income Fund	10,573	141,255
Nuveen North Carolina Premium Income Municipal Fund	16,704	228,511
Nuveen Ohio Quality Income Municipal Fund	7,033	108,308
Nuveen Pennsylvania Investment Quality Municipal Fund	17,294	241,424
Nuveen Real Asset Income and Growth Fund	5	82
Nuveen Real Estate Income Fund	4,400	46,288

24

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES - 3.6% (Continued)	Shares	Value
Nuveen Select Tax-Free Income Portfolio	1,689	$24,794
Nuveen Select Tax-Free Income Portfolio 2	181	2,534
Nuveen Select Tax-Free Income Portfolio 3	946	13,887
Nuveen Short Duration Credit Opportunities Fund	52	858
Nuveen Virginia Premium Income Municipal Fund	1,879	25,987
Pioneer Municipal High Income Trust	7,521	95,141
Principal Real Estate Income Fund	1,300	21,606
RMR Real Estate Income Fund	3,282	65,740
Royce Global Value Trust, Inc.	13,744	106,928
Royce Micro-Cap Trust, Inc.	17	125
Royce Value Trust, Inc.	14,886	177,739
Salient Midstream & MLP Fund	9,456	118,011
Sprott Focus Trust, Inc.	9	60
Swiss Helvetia Fund, Inc. (The)	63	655
Tekla Healthcare Investors	1,648	34,592
Templeton Dragon Fund, Inc.	13,793	238,067
Templeton Emerging Markets Fund	6,139	77,536
Tortoise Power and Energy Infrastructure Fund, Inc.	800	16,632
Tri-Continental Corporation	970	20,292
Voya Infastructure, Industrials and Materials Fund	2,300	28,957
Wells Fargo Global Dividend Opportunity Fund	8,431	46,708
Western Asset High Income Opportunity Fund, Inc.	60	298
Western Asset Municipal High Income Fund, Inc.	6	45
Western Asset Municipal Partners Fund, Inc.	28	442
Western Asset Worldwide Income Fund, Inc.	2,774	30,625
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	13,252	149,085
Western Asset/Claymore Inflation-Linked Securities & Income Fund	12,752	145,373
Zweig Fund, Inc. (The)	58	703
Total Investment Companies (Cost $11,176,369)		$11,134,446

WARRANTS - 0.0%(c)	Shares	Value
Imperial Holdings, Inc. (d) (Cost $0)	1,663	$0

25

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.5%	Shares	Value
Federated Government Obligations Fund - Institutional Class, 0.27% (e) (Cost $4,653,154)	4,653,154	$4,653,154

Total Investments at Value - 100.1% (Cost $305,802,321)		$308,682,585

Liabilities in Excess of Other Assets - (0.1%) (f)		(259,608)

Net Assets - 100.0%		$308,422,977

ADR - American Depositary Receipt.
(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open short positions.
(c)	Percentage rounds to less than 0.1%.
(d)
Security has been valued at fair value pursuant to procedures adopted by and under the supervision of the Board of Trustees. The total value of such securities is $61,156 at October 31, 2016 representing 0.0%(c) of net assets.

(e)	The rate shown is the 7-day effective yield as of October 31, 2016.
(f)	Includes cash held as margin deposits for open short positions and futures contracts.

See accompanying notes to financial statements.

26

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
October 31, 2016

COMMON STOCKS - 81.3%	Shares	Value
Consumer Discretionary - 12.5%
Auto Components - 0.4%
Ballard Power Systems, Inc.	73,593	$144,978
China XD Plastics Company Ltd.	13	57
Clean Diesel Technologies, Inc.	595	1,660
Motorcar Parts of America, Inc.	39,827	1,045,060
Spartan Motors, Inc.	56	479
Strattec Security Corporation	109	3,869
Unique Fabricating, Inc.	16	200
		1,196,303
Automobiles - 0.6%
Harley-Davidson, Inc.	858	48,923
Kandi Technologies Group, Inc.	241,586	1,207,930
Tesla Motors, Inc.	2,100	415,233
Workhorse Group, Inc.	22,846	151,697
		1,823,783
Distributors - 0.0% (a)
Educational Development Corporation	270	2,524
Fenix Parts, Inc.	967	3,307
VOXX International Corporation	21,681	88,892
Weyco Group, Inc.	76	1,924
		96,647
Diversified Consumer Services - 0.6%
2U, Inc.	3,705	129,156
Carriage Services, Inc.	2,341	55,341
DeVry Education Group, Inc.	2,077	47,148
H&R Block, Inc.	15,371	353,072
Matthews International Corporation - Class A	449	26,895
Sotheby's	365	13,096
Universal Technical Institute, Inc.	2,672	4,062
Weight Watchers International, Inc.	124,890	1,283,869
		1,912,639
Hotels, Restaurants & Leisure - 2.0%
Amaya, Inc.	81,612	1,097,681
Caesars Entertainment Corporation	9,585	68,053
Chipotle Mexican Grill, Inc.	1,048	378,076
Chuy's Holdings, Inc.	189	5,368
Dave & Buster's Entertainment, Inc.	127	5,251
Dunkin' Brands Group, Inc.	6,840	330,782
El Pollo Loco Holdings, Inc.	334	4,075
Gaming Partners International Corporation	1,202	12,489
Intrawest Resorts Holdings, Inc.	9,233	151,514
J. Alexander's Holdings, Inc.	1,204	10,836
Jamba, Inc.	12,830	135,357
Kona Grill, Inc.	727	7,815
Lindblad Expeditions Holdings, Inc.	11,450	93,776
Noodles & Company	8,353	39,259
Papa Murphy's Holdings, Inc.	9,298	51,697
Peak Resorts, Inc.	1,758	8,526
Popeyes Louisiana Kitchen, Inc.	28	1,495
Rave Restaurant Group, Inc.	41	114
RCI Hospitality Holdings, Inc.	323	3,750

27

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 81.3% (Continued)	Shares	Value
Consumer Discretionary - 12.5% (Continued)
Hotels, Restaurants & Leisure - 2.0% (Continued)
Ruby Tuesday, Inc.	5,503	$16,344
Scientific Games Corporation - Class A	1,222	15,153
SeaWorld Entertainment, Inc.	1,814	25,414
Shake Shack, Inc. - Class A	34,319	1,094,433
Sonic Corporation	46,205	1,058,557
Town Sports International Holdings, Inc.	11,626	29,065
Wynn Resorts Ltd.	4,097	387,371
Zoe's Kitchen, Inc.	48,885	1,108,223
		6,140,474
Household Durables - 1.5%
CSS Industries, Inc.	100	2,510
Ethan Allen Interiors, Inc.	171	5,250
Garmin Ltd.	8,584	415,122
GoPro, Inc. - Class A	12,570	160,645
Green Brick Partners, Inc.	70	535
iRobot Corporation	2,131	108,042
LGI Homes, Inc.	176	5,238
MDC Holdings, Inc.	722	17,119
New Home Company, Inc. (The)	5,158	51,683
Nova Lifestyle, Inc.	28,302	101,887
Skyline Corporation	1,329	15,376
SodaStream International Ltd.	110	2,847
Tempur Sealy International, Inc.	27,551	1,489,683
Turtle Beach Corporation	82,462	112,973
UCP, Inc.	427	3,886
Vuzix Corporation	134,999	985,493
WCI Communities, Inc.	10,730	248,399
William Lyon Homes - Class A	3,628	64,796
ZAGG, Inc.	145,551	946,081
		4,737,565
Internet & Direct Marketing Retail - 1.0%
Blue Nile, Inc.	149	5,205
Gaia, Inc.	4,613	34,136
Lands' End, Inc.	80,108	1,249,685
MakeMyTrip Ltd.	37,239	1,057,588
Netflix, Inc.	3,359	419,438
PetMed Express, Inc.	9,438	187,533
U.S. Auto Parts Network, Inc.	60	184
		2,953,769
Leisure Products - 0.3%
Arctic Cat, Inc.	1,666	24,973
Escalade, Inc.	10,240	124,416
JAKKS Pacific, Inc.	26,941	180,505
Marine Products Corporation	3,093	28,919
Mattel, Inc.	102	3,216
Performance Sports Group Ltd. (b)	137,677	479,116
Polaris Industries, Inc.	321	24,592
Smith & Wesson Holding Corporation	604	15,964
		881,701
Media - 1.2%
AMC Entertainment Holdings, Inc. - Class A	61	1,918

28

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 81.3% (Continued)	Shares	Value
Consumer Discretionary - 12.5% (Continued)
Media - 1.2% (Continued)
Central European Media Enterprises Ltd. - Class A	33,135	$81,181
Cinemark Holdings, Inc.	97	3,861
Clear Channel Outdoor Holdings, Inc. - Class A	51	293
E.W. Scripps Company (The) - Class A	230	3,050
Entercom Communications Corporation - Class A	2,707	35,732
Eros International plc	5,701	101,193
Global Eagle Entertainment, Inc.	4,803	38,664
Lee Enterprises, Inc.	14,607	37,248
Liberty Broadband - Series C	74	4,932
MDC Partners, Inc. - Class A	106,830	902,714
New Media Investment Group, Inc.	460	6,624
Nexstar Broadcasting Group, Inc. - Class A	1,028	50,166
Pandora Media, Inc.	125,883	1,426,254
Radio One, Inc. - Class D	22,357	55,893
Reading International, Inc.	1,935	25,523
Regal Entertainment Group - Class A	18,567	399,376
Saga Communications, Inc. - Class A	91	3,822
Scripps Networks Interactive, Inc. - Class A	5,611	361,124
Starz - Series A	111	3,492
		3,543,060
Multiline Retail - 0.5%
Bon-Ton Stores, Inc. (The)	508	701
Dillard's, Inc. - Class A	27	1,655
Fred's, Inc. - Class A	68,472	625,149
J. C. Penney Company, Inc.	37,716	323,981
Nordstrom, Inc.	6,496	337,792
Ollie's Bargain Outlet Holdings, Inc.	193	5,279
Sears Holdings Corporation	16,611	184,548
		1,479,105
Specialty Retail - 3.5%
Abercrombie & Fitch Company - Class A	2,138	31,236
America's Car-Mart, Inc.	16,482	673,290
Ascena Retail Group, Inc.	8,959	43,810
Birks Group, Inc.	2,252	3,063
Boot Barn Holdings, Inc.	85,755	1,097,664
Buckle, Inc. (The)	26,613	554,881
Build-A-Bear Workshop, Inc.	34,996	472,446
Cabela's, Inc.	530	32,653
Chico's FAS, Inc.	984	11,483
China Auto Logistics, Inc.	1,509	4,391
Christopher & Banks Corporation	432	553
Conn's, Inc.	56,156	533,482
DavidsTea, Inc.	3,429	36,176
Dick's Sporting Goods, Inc.	37	2,059
Express, Inc.	2,630	31,613
Finish Line, Inc. (The) - Class A	216	4,253
Five Below, Inc.	290	10,898
Foot Locker, Inc.	5,151	343,932
GameStop Corporation - Class A	57,181	1,375,203
GNC Acquisition Holdings, Inc. - Class A	49,538	665,295
Guess?, Inc.	2,432	32,832

29

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 81.3% (Continued)	Shares	Value
Consumer Discretionary - 12.5% (Continued)
Specialty Retail - 3.5% (Continued)
Haverty Furniture Companies, Inc.	244	$4,331
hhgregg, Inc.	920	1,564
Hibbett Sports, Inc.	2,258	87,723
Lithia Motors, Inc. - Class A	2	172
Lumber Liquidators Holdings, Inc.	46,948	728,163
Monro Muffler Brake, Inc.	18,595	1,022,725
Pier 1 Imports, Inc.	5,283	22,770
Rent-A-Center, Inc.	53,872	543,568
Restoration Hardware Holdings, Inc.	38,416	1,112,912
Sears Hometown and Outlet Stores, Inc.	21,312	103,363
Select Comfort Corporation	563	10,804
Signet Jewelers Ltd.	5,237	425,559
Sonic Automotive, Inc. - Class A	289	5,173
Stein Mart, Inc.	3,224	19,408
Tailored Brands, Inc.	1,615	25,517
Tiffany & Company	5,791	425,175
Ulta Salon Cosmetics & Fragrance, Inc.	1,437	349,680
Vitamin Shoppe, Inc.	2,193	54,935
Winmark Corporation	34	3,636
Zumiez, Inc.	58	1,291
		10,909,682
Textiles, Apparel & Luxury Goods - 0.9%
Delta Apparel, Inc.	107	1,766
Differential Brands Group, Inc.	1,187	4,986
Fossil Group, Inc.	193	5,263
G-III Apparel Group Ltd.	1,024	26,747
Iconix Brand Group, Inc.	114,375	901,275
Kingold Jewelry, Inc.	61,588	121,328
NIKE, Inc. - Class B	6,727	337,561
Sequential Brands Group, Inc.	143,212	1,031,126
Skechers U.S.A., Inc. - Class A	302	6,351
Under Armour, Inc. - Class A	12,922	401,874
		2,838,277
Consumer Staples - 3.9%
Beverages - 0.2%
Brown-Forman Corporation - Class B	7,499	346,229
Craft Brewers Alliance, Inc.	1,577	25,311
MGP Ingredients, Inc.	6,843	240,942
National Beverage Corporation	514	24,281
		636,763
Food & Staples Retailing - 1.1%
Chefs' Warehouse, Inc. (The)	19,152	218,333
Diplomat Pharmacy, Inc.	55	1,274
Natural Grocers by Vitamin Cottage, Inc.	88,416	1,050,382
Rite Aid Corporation	60,628	406,814
Sprouts Farmers Market, Inc.	64,541	1,429,583
SUPERVALU, Inc.	3,303	14,170
Whole Foods Market, Inc.	11,960	338,349
		3,458,905
Food Products - 1.7%
Alico, Inc.	121	3,164

30

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 81.3% (Continued)	Shares	Value
Consumer Staples - 3.9% (Continued)
Food Products - 1.7% (Continued)
Amira Nature Foods Ltd.	23,724	$185,996
Amplify Snack Brands, Inc.	354	5,129
Arcadia Biosciences, Inc.	3,306	5,356
Blue Buffalo Pet Products, Inc.	180	4,522
Cal-Maine Foods, Inc.	32,938	1,273,054
Campbell Soup Company	43	2,337
Dean Foods Company	3,345	61,080
Flowers Foods, Inc.	27,279	423,370
Freshpet, Inc.	125,602	1,067,617
Hormel Foods Corporation	11,175	430,238
Inventure Foods, Inc.	3,018	25,532
John B. Sanfilippo & Son, Inc.	8	405
Lifeway Foods, Inc.	2,698	48,240
Limoneira Company	241	4,745
Origin Agritech Ltd.	4,703	11,993
Pilgrim's Pride Corporation	16,580	362,107
Skypeople Fruit Juice, Inc.	16,432	104,672
Sunopta, Inc.	155,302	1,032,758
Tootsie Roll Industries, Inc.	670	23,751
Tyson Foods, Inc. - Class A	2,155	152,682
		5,228,748
Household Products - 0.1%
HRG Group, Inc.	305	4,587
Orchids Paper Products Company	4,642	119,114
		123,701
Personal Products - 0.8%
22nd Century Group, Inc.	103,994	134,152
China-Biotics, Inc. (b)	535,616	0
Herbalife Ltd.	5,542	336,289
LifeVantage Corporation	81,412	667,578
Natural Health Trends Corporation	48,970	1,142,470
Synutra International, Inc.	10,471	40,837
United-Guardian, Inc.	3,272	51,043
		2,372,369
Tobacco - 0.0% (a)
Universal Corporation	1,261	68,346

Energy - 4.9%
Energy Equipment & Services - 1.8%
Aspen Aerogels, Inc.	12,655	78,081
Atwood Oceanics, Inc.	4,513	34,434
Bristow Group, Inc.	64,675	647,397
CARBO Ceramics, Inc.	1,728	10,541
Dawson Geophysical Company	384	2,515
Diamond Offshore Drilling, Inc.	1,745	28,775
Dril-Quip, Inc.	50	2,375
Frank's International N.V.	68,097	766,091
Geospace Technologies Corporation	4,130	76,116
Helmerich & Payne, Inc.	5,365	338,585
Hornbeck Offshore Services, Inc.	177,896	706,247
Ion Geophysical Corporation	18,897	111,492

31

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 81.3% (Continued)	Shares	Value
Energy - 4.9% (Continued)
Energy Equipment & Services - 1.8% (Continued)
National Oilwell Varco, Inc.	8,992	$288,643
Noble Corporation plc	6,474	31,982
Nordic American Offshore Ltd.	24,894	82,150
Ocean Rig UDW, Inc.	120,700	127,942
Oil States International, Inc.	20	585
Pioneer Energy Services Corporation	3,999	14,197
RPC, Inc.	20,655	356,712
SAExploration Holdings, Inc.	14,583	119,726
SEACOR Holdings, Inc.	454	22,387
Seadrill Ltd.	86,205	183,617
Tesco Corporation	3,704	25,372
Tidewater, Inc.	82,802	143,248
Transocean Ltd.	144,107	1,384,868
		5,584,078
Oil, Gas & Consumable Fuels - 3.1%
Amyris, Inc.	92,733	95,515
Approach Resources, Inc.	273,846	780,461
Ardmore Shipping Corporation	83	485
Bonanza Creek Energy, Inc.	221,429	207,523
California Resources Corporation	95,333	978,117
Centrus Energy Corporation - Class A	375	1,466
Chesapeake Energy Corporation	54,739	301,612
Clayton Williams Energy, Inc.	323	28,201
Clean Energy Fuels Corporation	6,226	25,589
Cobalt International Energy, Inc.	131,850	124,480
Comstock Resources, Inc.	122,392	1,194,546
CONSOL Energy, Inc.	21,819	369,832
Denbury Resources, Inc.	111,908	267,460
Dorian LPG Ltd.	12,278	69,125
Earthstone Energy, Inc.	6,158	52,528
EnLink Midstream, LLC	164	2,501
EP Energy Corporation - Class A	4,403	15,675
Evolution Petroleum Corporation	426	3,280
EXCO Resources, Inc.	7,410	8,003
Frontline Ltd.	123,286	883,961
Gastar Exploration, Inc.	23,349	25,217
Golar LNG Ltd.	218	4,772
Jones Energy, Inc. - Class A	10,502	43,058
Kosmos Energy Ltd.	57,756	300,909
Lucas Energy, Inc.	50,312	63,896
Magellan Petroleum Corporation	11,349	56,404
Matador Resources Company	227	4,951
Navios Maritime Acquisition Corporation	5,017	6,372
New Concept Energy, Inc.	46,273	89,307
Nordic American Tankers Ltd.	137,380	1,122,395
Northern Oil & Gas, Inc.	489,762	1,028,500
Panhandle Oil & Gas, Inc. - Class A	493	8,874
Parsley Energy, Inc. - Class A	12,098	398,024
PBF Energy, Inc. - Class A	987	21,517
Range Resources Corporation	4,881	164,929
Renewable Energy Group, Inc.	10,280	89,950

32

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 81.3% (Continued)	Shares	Value
Energy - 4.9% (Continued)
Oil, Gas & Consumable Fuels - 3.1% (Continued)
Resolute Energy Corporation	547	$14,167
Sanchez Energy Corporation	146	930
Ship Finance International Ltd.	682	8,627
Stone Energy Corporation	23,764	98,858
Synergy Resources Corporation	708	4,843
Uranium Resources, Inc.	317	403
W&T Offshore, Inc.	102,221	148,220
Westmoreland Coal Company	1,942	17,245
Whiting Petroleum Corporation	46,716	384,940
WPX Energy, Inc.	1,091	11,848
		9,529,516
Financials - 6.3%
Banks - 1.9%
American River Bankshares	68	832
Ameris Bancorp	77	2,795
Ames National Corporation	77	2,087
Associated Banc-Corp	67	1,360
Bancorp of New Jersey, Inc.	568	6,418
Bank of Marin Bancorp	30	1,523
Bay Bancorp, Inc.	451	2,413
BCB Bancorp, Inc.	1,283	15,139
Blue Hills Bancorp, Inc.	78	1,213
BOK Financial Corporation	5,994	425,694
Boston Private Financial Holdings, Inc.	2	26
Bridge Bancorp, Inc.	185	5,097
Capital Bank Financial Corporation - Class A	848	27,772
Carolina Bank Holdings, Inc.	68	1,359
Carolina Financial Corporation	52	1,186
City Holding Company	713	37,269
Civista Bancshares, Inc.	41	604
CoBiz Financial, Inc.	293	3,727
Commerce Union Bancshares, Inc.	48	973
Community Bank System, Inc.	18,197	857,261
CVB Financial Corporation	2,592	43,494
Enterprise Bancorp, Inc.	18	470
Enterprise Financial Services Corporation	43	1,423
First Bancorp (North Carolina)	5,502	108,775
First Financial Bankshares, Inc.	31,862	1,153,404
First Horizon National Corporation	650	10,017
First Internet Bancorp	139	3,649
First Interstate BancSystem, Inc. - Class A	23	734
First Merchants Corporation	109	3,068
First NBC Bank Holding Company	121,271	654,863
FNB Corporation	389	5,084
Glacier Bancorp, Inc.	182	5,143
Hancock Holding Company	225	7,549
Heritage Oaks Bancorp	31	246
Hope Bancorp, Inc.	8,338	134,575
LegacyTexas Financial Group, Inc.	24	821
Mackinac Financial Corporation	297	3,433
MainSource Financial Group, Inc.	16	399

33

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 81.3% (Continued)	Shares	Value
Financials - 6.3% (Continued)
Banks - 1.9% (Continued)
Merchants Bancshares, Inc.	63	$2,709
MidSouth Bancorp, Inc.	11,727	120,202
MidWestOne Financial Group, Inc.	27	785
National Bankshares, Inc.	354	12,302
OFG Bancorp	2,351	25,038
Old National Bancorp	356	5,233
Opus Bank	51,843	1,039,452
Pacific Mercantile Bancorp	2,518	14,101
Park National Corporation	2,740	265,588
Penns Woods Bancorp, Inc.	2,173	92,353
Peoples Financial Services Corporation	2,318	92,349
People's Utah Bancorp	94	1,885
Republic First Bancorp, Inc.	2,924	11,550
S&T Bancorp, Inc.	118	3,704
Sandy Spring Bancorp, Inc.	88	2,790
South State Corporation	328	24,059
Southside Bancshares, Inc.	3,168	103,340
State Bank Financial Corporation	1,123	24,762
Summit Financial Group, Inc.	3,839	75,897
Summit State Bank	790	10,428
Sun Bancorp, Inc./NJ	191	4,393
Tompkins Financial Corporation	672	53,276
TowneBank	159	3,943
Trustmark Corporation	770	21,314
United Bankshares, Inc.	362	13,647
Valley National Bancorp	518	5,107
WesBanco, Inc.	130	4,278
West Bancorporation, Inc.	101	1,949
Westamerica Bancorporation	7,043	349,051
Xenith Banchares, Inc.	6,886	16,113
		5,933,493
Capital Markets - 1.1%
American Capital Senior Floating Ltd.	149	1,661
BGC Partners, Inc. - Class A	1,854	15,926
Cowen Group, Inc. - Class A	96,614	313,995
FBR & Company	6,471	89,947
Fidus Investment Corporation	4,319	64,699
Fifth Street Senior Floating Rate Corporation	107	919
Financial Engines, Inc.	3,457	95,586
FS Investment Corporation	51,701	496,330
FXCM, Inc. - Class A	557	4,345
Gladstone Capital Corporation	2,115	16,455
Goldman Sachs Group, Inc. (The)	1,890	336,874
Greenhill & Company, Inc.	217	5,089
GSV Capital Corporation	23,181	111,037
Harvest Capital Credit Corporation	183	2,216
KCAP Financial, Inc.	4,725	19,939
Ladenburg Thalmann Financial Services, Inc.	1,266	2,583
LPL Financial Holdings, Inc.	48,638	1,505,832
Main Street Capital Corporation	64	2,148
OFS Capital Corporation	121	1,591

34

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 81.3% (Continued)	Shares	Value
Financials - 6.3% (Continued)
Capital Markets - 1.1% (Continued)
OHA Investment Corporation	927	$2,651
PennantPark Floating Rate Capital Ltd.	209	2,711
PJT Partners, Inc. - Class A	999	27,512
Prospect Capital Corporation	4,578	36,120
Safeguard Scientifics, Inc.	265	3,127
Solar Senior Capital Ltd.	238	3,689
Stellus Capital Investment Corporation	139	1,515
TICC Capital Corporation	24	134
Virtu Financial, Inc. - Class A	1	13
Virtus Investment Partners, Inc.	16	1,717
Wins Finance Holdings, Inc.	596	17,582
WisdomTree Investments, Inc.	2,399	20,583
ZAIS Group Holdings, Inc.	2,034	3,580
		3,208,106
Consumer Finance - 0.6%
Credit Acceptance Corporation	2,268	417,539
Encore Capital Group, Inc.	9,255	183,712
Enova International, Inc.	2,691	25,296
FirstCash, Inc.	74	3,489
OneMain Holdings, Inc.	80	2,267
PRA Group, Inc.	2,243	71,552
Regional Management Corporation	649	14,453
Santander Consumer USA Holdings, Inc.	26,677	325,459
World Acceptance Corporation	16,983	807,032
		1,850,799
Diversified Financial Services - 0.2%
CME Group, Inc.	3,169	317,217
Manhattan Bridge Capital, Inc.	3,672	22,215
Medallion Financial Corporation	20,055	68,989
On Deck Capital, Inc.	3,830	18,729
PICO Holdings, Inc.	152	1,839
Tiptree Financial, Inc.	700	4,060
		433,049
Insurance - 1.5%
Allied World Assurance Company Holdings, AG	293	12,593
AmTrust Financial Services, Inc.	16,184	427,096
Argo Group International Holdings Ltd.	15	834
Assurant, Inc.	42	3,382
Baldwin & Lyons, Inc. - Class B	40	984
Blue Capital Holdings Ltd.	4,014	71,048
Citizens, Inc.	81,714	635,735
CNA Financial Corporation	9,989	365,298
Conifer Holdings, Inc.	2,465	18,980
Crawford & Company - Class B	3,874	43,582
Federated National Holding Company	891	15,958
Fidelity & Guaranty Life	1,087	24,023
Hallmark Financial Services, Inc.	456	4,724
HCI Group, Inc.	39,680	1,075,725
Heritage Insurance Holdings, Inc.	800	9,432
Infinity Property & Casualty Corporation	22	1,803
MBIA, Inc.	1,556	11,981

35

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 81.3% (Continued)	Shares	Value
Financials - 6.3% (Continued)
Insurance - 1.5% (Continued)
National Western Life Group, Inc. - Class A	10	$2,154
OneBeacon Insurance Group Ltd. - Class A	222	3,050
Patriot National, Inc.	117,304	743,707
Primerica, Inc.	1,591	87,028
United Insurance Holdings Corporation	864	12,528
Universal Insurance Holdings, Inc.	51,317	1,093,052
		4,664,697
Mortgage Real Estate Investment Trusts - 0.0% (a)
ZAIS Financial Corporation	1,044	13,990

Thrifts & Mortgage Finance - 1.0%
Banc of California, Inc.	85,582	1,138,241
BankFinancial Corporation	124	1,559
BBX Capital Corporation - Class A	240	4,886
BofI Holding, Inc.	5,340	99,484
Capitol Federal Financial, Inc.	1,606	23,560
Charter Financial Corporation	161	2,037
Clifton Bancorp, Inc.	1,769	27,048
Impac Mortgage Holdings, Inc.	3,124	49,515
Lake Sunapee Bank Group	95	1,731
LendingTree, Inc.	324	25,871
Meridian Bancorp, Inc.	206	3,286
MMA Capital Management, LLC	26	458
Nationstar Mortgage Holdings, Inc.	7,188	108,611
Northwest Bancshares, Inc.	1,641	25,829
OceanFirst Financial Corporation	710	14,683
Ocwen Financial Corporation	16,770	71,608
People's United Financial, Inc.	26,106	423,961
Stonegate Mortgage Corporation	20,469	82,285
Timberland Bancorp, Inc.	3	49
Walter Investment Management Corporation	200,369	1,001,845
Washington Federal, Inc.	34	927
Western New England Bancorp, Inc.	10,687	84,427
WSFS Financial Corporation	10	351
		3,192,252
Health Care - 17.5%
Biotechnology - 7.2%
ACADIA Pharmaceuticals, Inc.	18,001	419,603
Acorda Therapeutics, Inc.	169	2,991
Actinium Pharmaceuticals, Inc.	140,235	133,223
Adamas Pharmaceuticals, Inc.	358	4,919
Aduro Biotech, Inc.	458	4,923
Advaxis, Inc.	2,188	17,701
Aeterna Zentaris, Inc.	27,704	106,660
Alder Biopharmaceuticals, Inc.	894	21,679
Alnylam Pharmaceuticals, Inc.	40,753	1,450,807
Amicus Therapeutics, Inc.	686	4,733
Anavex Life Sciences Corporation	58,165	162,280
Anthera Pharmaceuticals, Inc.	18,544	40,797
Applied Genetic Technologies Corporation	2,032	14,529
Aquinox Pharmaceuticals, Inc.	102,372	1,071,835

36

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 81.3% (Continued)	Shares	Value
Health Care - 17.5% (Continued)
Biotechnology - 7.2% (Continued)
Arbutus Biopharma Corporation	3,215	$10,127
Argos Therapeutics, Inc.	3,997	16,787
Array BioPharma, Inc.	5,438	30,997
Arrowhead Pharmaceuticals, Inc.	33,918	196,724
Asterias Biotherapeutics, Inc. - Class A	12,343	40,732
Athersys, Inc.	8,181	14,808
aTyr Pharma, Inc.	1,497	4,117
Aurinia Pharmaceuticals, Inc.	44,126	133,702
Bio Blast Pharma Ltd.	285	433
BioTime, Inc.	6,382	20,550
bluebird bio, Inc.	20,971	1,001,365
Calithera Biosciences, Inc.	6,554	18,023
Cara Therapeutics, Inc.	7,150	49,979
CareDx, Inc.	4,550	16,380
Cascadian Therapeutics, Inc.	15,900	16,377
Catabasis Pharmaceuticals, Inc.	32,435	111,901
Catalyst Pharmaceutical, Inc.	32,208	33,818
Celldex Therapeutics, Inc.	228,101	718,518
Cellectar Biosciences, Inc.	742	1,358
Cellular Biomedicine Group, Inc.	224	2,699
Chiasma, Inc.	45,802	103,055
Clovis Oncology, Inc.	35,571	1,034,405
Contrafect Corporation	1,762	4,053
Corbus Pharmaceuticals Holdings, Inc.	170,802	956,491
CorMedix, Inc.	15,031	31,264
Dynavax Technologies Corporation	109,948	1,017,019
Eagle Pharmaceuticals, Inc.	82	4,582
Eleven Biotherapeutics, Inc.	51,471	90,589
Enanta Pharmaceuticals, Inc.	210	4,939
Esperion Therapeutics, Inc.	374	3,852
Exact Sciences Corporation	198	3,085
Exelixis, Inc.	331	3,505
Fate Therapeutics, Inc.	14,580	30,618
Fortress Biotech, Inc.	5,352	12,738
Foundation Medicine, Inc.	68	1,544
Genocea Biosciences, Inc.	80,496	276,906
Geron Corporation	78,141	144,561
Global Blood Therapeutics, Inc.	259	4,520
GlycoMimetics, Inc.	75	452
Heat Biologics, Inc.	73,131	97,996
Heron Therapeutics, Inc.	45,420	674,487
Idera Pharmaceuticals, Inc.	582,500	902,875
Ignyta, Inc.	577	2,885
Immunomedics, Inc.	295,335	679,271
Infinity Pharmaceuticals, Inc.	46,191	55,891
Inotek Pharmaceuticals Corporation	2,510	17,570
Inovio Pharmaceuticals, Inc.	4,223	27,323
Insys Therapeutics, Inc.	113,704	1,229,140
Intercept Pharmaceuticals, Inc.	2,486	307,618
Intrexon Corporation	16,135	421,124
Invitae Corporation	2,301	17,672

37

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 81.3% (Continued)	Shares	Value
Health Care - 17.5% (Continued)
Biotechnology - 7.2% (Continued)
Juno Therapeutics, Inc.	235	$5,708
Keryx Biopharmaceuticals, Inc.	5,876	26,501
Kindred Biosciences, Inc.	354	1,912
Kura Oncology, Inc.	911	3,690
Lexicon Pharmaceuticals, Inc.	3,216	47,693
Ligand Pharmaceuticals, Inc. - Class B	55	5,265
Lion Biotechnologies, Inc.	2,843	17,769
MacroGenics, Inc.	80	1,895
MediciNova, Inc.	923	6,267
Merrimack Pharmaceuticals, Inc.	210,802	1,100,386
MiMedx Group, Inc.	8,051	71,734
Mirati Therapeutics, Inc.	12,637	63,817
Myriad Genetics, Inc.	82	1,616
NantKwest, Inc.	2,811	16,838
Neurocrine Biosciences, Inc.	9,249	404,829
Novavax, Inc.	714,158	1,085,520
Nymox Pharmaceutical Corporation	11,626	36,971
Ohr Pharmaceutical, Inc.	33,305	104,911
Omeros Corporation	135,462	1,110,788
Opexa Therapeutics, Inc.	258	219
OpGen, Inc.	56,197	58,445
Ophthotech Corporation	6,022	215,708
OPKO Health, Inc.	45,393	427,602
Organovo Holdings, Inc.	10,982	27,345
PDL BioPharma, Inc.	745	2,399
Pieris Pharmaceuticals, Inc.	37,615	57,175
Portola Pharmaceuticals, Inc.	284	5,163
Proteon Therapeutics, Inc.	36	358
PTC Therapeutics, Inc.	2,648	16,444
Retrophin, Inc.	269	5,071
Sage Therapeutics, Inc.	60	2,612
Sarepta Therapeutics, Inc.	642	25,192
Seres Therapeutics, Inc.	63,826	688,683
Sophiris Bio, Inc.	38,514	107,454
Sorrento Therapeutics, Inc.	112	644
Stellar Biotechnologies, Inc.	1,413	2,925
Stemcells, Inc.	3,664	2,855
Stemline Therapeutics, Inc.	228	2,599
Stonebridge Biopharma plc	1,200	5,400
Synergy Pharmaceuticals, Inc.	3,151	14,463
Synthetic Biologics, Inc.	86,322	120,851
T2 Biosystems, Inc.	43,615	275,647
TG Therapeutics, Inc.	50,721	271,357
Tracon Pharmaceuticals, Inc.	201	1,126
Trovagene, Inc.	2,399	8,277
Vascular Biogenics Ltd.	16,086	79,626
vTv Therapeutics, Inc. - Class A	497	2,679
XBiotech, Inc.	10,444	138,383
Zafgen, Inc.	37,717	113,528
ZIOPHARM Oncology, Inc.	228,446	1,297,573
		22,150,018

38

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 81.3% (Continued)	Shares	Value
Health Care - 17.5% (Continued)
Health Care Equipment & Supplies - 3.6%
Accuray, Inc.	68	$333
Alere, Inc.	67	2,994
Align Technology, Inc.	1,247	107,142
Analogic Corporation	176	14,406
Antares Pharma, Inc.	2,334	4,108
AtriCure, Inc.	33,433	609,818
Avinger, Inc.	38,227	133,794
AxoGen, Inc.	59,752	528,805
Baxter International, Inc.	7	333
Biolase, Inc.	1,279	1,829
Bovie Medical Corporation	4,019	22,145
Cerus Corporation	2,033	9,799
Cesca Therapeutics, Inc.	31,929	96,106
Check Cap Ltd.	12,846	28,518
ConforMIS, Inc.	5,181	39,531
Corindus Vascular Robotics, Inc.	63,484	48,895
CytoSorbents Corporation	8,004	47,224
Derma Sciences, Inc.	530	2,358
DexCom, Inc.	5,298	414,515
Digirad Corporation	5,486	24,138
Ekso Bionics Holdings, Inc.	34,641	156,231
EndoChoice Holdings, Inc.	93,604	744,152
Endologix, Inc.	22,824	238,739
Entellus Medical, Inc.	96	1,963
GenMark Diagnostics, Inc.	34	363
IDEXX Laboratories, Inc.	1,334	142,925
Innocoll Holdings plc	19,484	94,692
InVivo Therapeutics Holdings Corporation	16,619	72,293
Invuity, Inc.	7,325	74,349
iRadimed Corporation	61,796	583,972
IRIDEX Corporation	101	1,369
K2M Group Holdings, Inc.	1,491	25,451
Navidea Biopharmaceuticals, Inc.	5,000	4,283
Nevro Corporation	11,593	1,065,629
Novadaq Technologies, Inc.	96,591	1,073,126
Novocure Ltd.	126,733	766,735
Obalon Therapeutics, Inc.	4,001	51,733
Oxford Immunotec Global plc	2,186	28,112
Quidel Corporation	3,022	58,325
Quotient Ltd.	8,407	45,482
Retractable Technologies, Inc.	1,650	4,356
ReWalk Robotics Ltd.	11,789	38,314
Rockwell Medical, Inc.	193,240	1,122,724
Second Sight Medical Products, Inc.	241,905	631,372
Sientra, Inc.	14,886	116,855
St. Jude Medical, Inc.	4,406	342,963
Tandem Diabetes Care, Inc.	2,691	16,281
TransEnterix, Inc.	787,842	1,181,763
Unilife Corporation	38,462	107,309
Vascular Solutions, Inc.	23	1,049
ViewRay, Inc.	35,674	95,606

39

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 81.3% (Continued)	Shares	Value
Health Care - 17.5% (Continued)
Health Care Equipment & Supplies - 3.6% (Continued)
Volitionrx Ltd.	2,210	$9,790
ZELTIQ Aesthetics, Inc.	357	11,817
		11,046,914
Health Care Providers & Services - 2.9%
AAC Holdings, Inc.	61,958	1,015,492
Acadia Healthcare Company, Inc.	10,985	395,021
Aceto Corporation	1,264	23,169
Adeptus Health, Inc. - Class A	19,488	586,979
Air Methods Corporation	43,402	1,147,983
AmSurg Corporation	1,600	95,600
Anthem, Inc.	20	2,437
BioScrip, Inc.	1,688	4,541
Community Health Systems, Inc.	5,867	30,978
Cross Country Healthcare, Inc.	120	1,340
Express Scripts Holding Company	37	2,494
Five Star Quality Care, Inc.	9,514	26,639
InfuSystems Holdings, Inc.	234	597
Landauer, Inc.	81	3,523
LifePoint Health, Inc.	6,973	417,334
Nobilis Health Corporation	296,111	991,972
Patterson Companies, Inc.	6,838	292,051
Psychemedics Corporation	57	1,338
Sharps Compliance Corporation	24,955	92,583
Surgery Partners, Inc.	188	3,027
Team Health Holdings, Inc.	27,056	1,159,350
Teladoc, Inc.	77,792	1,264,120
Tenet Healthcare Corporation	44	867
Triple-S Management Corporation - Class B	68	1,406
Trupanion, Inc.	76,665	1,241,206
Veracyte, Inc.	500	3,630
		8,805,677
Health Care Technology - 0.4%
Castlight Health, Inc. - Class B	41,606	180,986
Computer Programs & Systems, Inc.	35,196	918,616
Connecture, Inc.	1,929	3,588
Evolent Health, Inc. - Class A	49	1,031
Inovalon Holdings, Inc. - Class A	12,362	168,123
Nanthealth, Inc.	8,216	107,876
Quality Systems, Inc.	165	2,127
		1,382,347
Life Sciences Tools & Services - 1.4%
Accelerate Diagnostics, Inc.	51,892	1,102,705
Albany Molecular Research, Inc.	60,857	948,761
Chromadex Corporation	8,032	22,168
Combimatrix Corporation	251	565
Fluidigm Corporation	145,919	675,605
Illumina, Inc.	3,076	418,767
NeoGenomics, Inc.	73	588
Pacific Biosciences of California, Inc.	127,660	1,085,110
pSivida Corporation	31,516	65,553
		4,319,822

40

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 81.3% (Continued)	Shares	Value
Health Care - 17.5% (Continued)
Pharmaceuticals - 2.0%
AcelRx Pharmaceuticals, Inc.	14,076	$39,413
Achaogen, Inc.	12,165	55,837
Aclaris Therapeutics, Inc.	169	3,591
Adamis Pharmaceuticals Corporation	23,927	61,014
Aerie Pharmaceuticals, Inc.	544	18,088
Akorn, Inc.	363	8,694
Alcobra Ltd.	55,556	106,668
Aralez Pharmaceuticals, Inc.	17,146	69,784
Auris Medical Holding A.G.	2,182	2,247
BioDelivery Sciences International, Inc.	22,575	51,923
Bio-Path Holdings, Inc.	2,014	2,014
Biostar Pharmaceuticals, Inc.	29,577	98,196
Cempra, Inc.	1,396	25,302
Collegium Pharmaceutical, Inc.	2,192	32,814
Concordia International Corporation	298,211	1,016,900
ContraVir Pharmaceuticals, Inc.	71,430	144,289
Corcept Therapeutics, Inc.	696	4,830
Depomed, Inc.	222	4,964
Dipexium Pharmaceuticals, Inc.	27	45
DURECT Corporation	51,630	57,826
Egalet Corporation	179,733	1,008,302
Evoke Pharma, Inc.	1,361	2,164
Eyegate Pharmaceuticals, Inc.	59	87
Flex Pharma, Inc.	23,810	115,717
Innoviva, Inc.	7,480	77,044
Intellipharmaceutics International, Inc.	36,207	100,293
Intra-Cellular Therapies, Inc.	58,425	724,470
Jaguar Animal Health, Inc.	3,193	3,001
KemPharm, Inc.	654	2,420
Lannett Company, Inc.	727	15,921
Lipocine, Inc.	35,294	113,294
Neos Therapeutics, Inc.	5,173	30,521
Ocular Therapeutix, Inc.	170,300	963,898
Paratek Pharmaceuticals, Inc.	970	10,379
Pernix Therapeutics Holdings, Inc.	28,000	99,400
Reata Pharmaceuticals, Inc. - Class A	4,382	99,208
Revance Therapeutics, Inc.	49,203	656,860
SCYNEXIS, Inc.	34,483	110,690
Supernus Pharmaceuticals, Inc.	244	4,831
Teligent, Inc.	9,635	62,724
TherapeuticsMD, Inc.	8,886	51,006
Titan Pharmaceuticals, Inc.	12,039	54,777
VIVUS, Inc.	3,909	4,104
Wave Life Science Ltd.	1,054	33,570
Zogenix, Inc.	4,326	35,257
Zynerba Pharmaceuticals, Inc.	10,198	117,481
		6,301,858
Industrials - 10.4%
Aerospace & Defense - 1.4%
Aerojet Rocketdyne Holdings, Inc.	48,449	852,702
Astrotech Corporation	596	1,097

41

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 81.3% (Continued)	Shares	Value
Industrials - 10.4% (Continued)
Aerospace & Defense - 1.4% (Continued)
B/E Aerospace, Inc.	7,120	$423,782
CPI Aerostructures, Inc.	3,688	24,894
DigitalGlobe, Inc.	994	24,949
KEYW Holding Corporation (The)	66,836	701,110
KLX, Inc.	152	5,232
Kratos Defense & Security Solutions, Inc.	133,885	752,434
National Presto Industries, Inc.	1,984	173,104
TASER International, Inc.	48,768	1,091,428
TransDigm Group, Inc.	1,246	339,485
Vectrus, Inc.	2,490	41,757
		4,431,974
Air Freight & Logistics - 0.0% (a)
Echo Global Logistics, Inc.	238	5,046
Forward Air Corporation	73	3,016
Park-Ohio Holdings Corporation	47	1,502
		9,564
Airlines - 0.6%
Copa Holdings S.A. - Class A	4,564	420,938
Spirit Airlines, Inc.	5,219	250,146
Virgin America, Inc.	19,394	1,054,064
		1,725,148
Building Products - 0.1%
Advanced Drainage Systems, Inc.	1,853	35,392
Apogee Enterprises, Inc.	999	40,709
Armstrong Flooring, Inc.	162	2,623
Armstrong World Industries, Inc.	8,270	310,125
Griffon Corporation	3,884	64,863
Insteel Industries, Inc.	375	10,087
MFRI, Inc.	831	6,648
PGT, Inc.	72	706
Trex Company, Inc.	28	1,507
		472,660
Commercial Services & Supplies - 1.4%
Acme United Corporation	3	65
Aqua Metals, Inc.	99,843	893,595
ARC Document Solutions, Inc.	161	552
Avery Dennison Corporation	43	3,001
CompX International, Inc.	258	2,877
Covanta Holding Corporation	24,438	366,570
Deluxe Corporation	84	5,141
EnerNOC, Inc.	934	4,857
Healthcare Services Group, Inc.	3,404	125,846
Hudson Technologies, Inc.	166,649	1,016,559
Interface, Inc.	35	555
Mobile Mini, Inc.	25,582	648,504
R.R. Donnelley & Sons Company	42	751
Ritchie Bros. Auctioneers, Inc.	30,662	1,060,599
Team, Inc.	996	30,627
Tetra Tech, Inc.	9	346
Virco Manufacturing Corporation	3,634	15,444
		4,175,889

42

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 81.3% (Continued)	Shares	Value
Industrials - 10.4% (Continued)
Construction & Engineering - 0.4%
Ameresco, Inc. - Class A	11,387	$54,658
Comfort Systems USA, Inc.	94	2,712
Dycom Industries, Inc.	19	1,462
Goldfield Corporation (The)	134	368
HC2 Holdings, Inc.	179	712
IES Holdings, Inc.	36,149	540,428
Layne Christensen Company	69,067	591,904
Northwest Pipe Company	5	66
Orion Marine Group, Inc.	75	606
Primoris Services Corporation	370	7,411
		1,200,327
Electrical Equipment - 1.8%
Acuity Brands, Inc.	1,420	317,469
American Superconductor Corporation	17,751	113,784
China BAK Battery, Inc.	1,689	2,956
Energous Corporation	11,913	162,374
Energy Focus, Inc.	9,051	37,019
Enphase Energy, Inc.	98,891	98,891
Ensync, Inc.	25,379	17,765
FuelCell Energy, Inc.	294,287	985,862
Generac Holdings, Inc.	2,338	89,054
Highpower International, Inc.	388	1,125
Ideal Power, Inc.	7,579	39,411
LSI Industries, Inc.	330	2,838
Ocean Power Technologies, Inc.	34,091	79,091
Plug Power, Inc.	795,209	1,216,670
Real Goods Solar, Inc.	58,659	75,084
SolarCity Corporation	55,829	1,094,248
Sunrun, Inc.	203,996	1,062,819
Ultralife Corporation	7,069	28,983
		5,425,443
Industrial Conglomerates - 0.1%
General Electric Company	10,306	299,904
Raven Industries, Inc.	244	5,234
		305,138
Machinery - 2.2%
Actuant Corporation - Class A	231	5,151
Altra Industrial Motion Corporation	3,744	110,448
American Railcar Industries, Inc.	18,197	669,286
Blue Bird Corporation	3,547	52,318
Briggs & Stratton Corporation	17,682	329,239
CIRCOR International, Inc.	100	5,378
Cleantech Solutions International, Inc.	2,902	2,105
Eastern Company (The)	701	13,810
Energy Recovery, Inc.	625	7,631
ExOne Company (The)	1,812	21,617
Gencor Industries, Inc.	10,256	124,098
Greenbrier Companies, Inc. (The)	2,671	84,137
John Bean Technologies Corporation	6,448	514,873
Kornit Digital Ltd.	12,048	124,094
Lincoln Electric Holdings, Inc.	50	3,291

43

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 81.3% (Continued)	Shares	Value
Industrials - 10.4% (Continued)
Machinery - 2.2% (Continued)
Lindsay Corporation	15,430	$1,208,169
Manitowoc Foodservice, Inc.	9,105	137,577
Miller Industries, Inc.	2,294	50,353
Navistar International Corporation	2,018	45,001
Omega Flex, Inc.	425	16,163
Proto Labs, Inc.	22,985	1,027,430
Snap-on, Inc.	1,465	225,757
Sun Hydraulics Corporation	918	27,017
Supreme Industries, Inc. - Class A	89,770	1,094,296
Tennant Company	32	2,014
Valmont Industries, Inc.	2,715	347,384
Wabash National Corporation	1,041	11,711
Westinghouse Air Brake Technologies Corporation	5,406	417,938
Westport Innovations, Inc.	135,154	209,489
		6,887,775
Marine - 0.3%
Costamare, Inc.	4,534	29,471
Diana Shipping, Inc.	11,653	29,133
Eagle Bulk Shipping, Inc.	30,401	124,948
Global Ship Lease, Inc. - Class A	146	191
Navios Maritime Holdings, Inc.	24,204	25,656
Scorpio Bulkers, Inc.	183,709	716,465
Seanergy Maritime Holdings Corporation	531	1,168
Star Bulk Carriers Corporation	8,321	37,944
		964,976
Professional Services - 0.9%
Advisory Board Company (The)	447	17,791
CDI Corporation	437	2,687
Cogint, Inc.	139,918	531,688
Huron Consulting Group, Inc.	2	112
Korn/Ferry International	51,532	1,050,737
Paylocity Holding Corporation	544	23,659
Resources Connection, Inc.	68,128	1,011,701
TriNet Group, Inc.	645	12,107
VSE Corporation	82	2,365
		2,652,847
Road & Rail - 0.5%
Avis Budget Group, Inc.	50	1,618
Celadon Group, Inc.	4,164	27,066
Heartland Express, Inc.	57,512	1,058,221
Norfolk Southern Corporation	3,644	338,892
Providence and Worcester Railroad Company	230	5,748
Student Transportation, Inc.	20,374	117,965
Swift Transportation Company	1,313	29,385
Universal Logistics Holdings, Inc.	32	398
USA Truck, Inc.	168	1,383
		1,580,676
Trading Companies & Distributors - 0.7%
CAI International, Inc.	587	4,467
DXP Enterprises, Inc.	17,865	389,278
Fastenal Company	10,999	428,741

44

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 81.3% (Continued)	Shares	Value
Industrials - 10.4% (Continued)
Trading Companies & Distributors - 0.7% (Continued)
GATX Corporation	1,791	$78,392
Houston Wire & Cable Company	510	2,728
Huttig Building Products, Inc.	641	3,096
Kaman Corporation	1,180	51,519
Neff Corporation - Class A	114	1,032
Nexeo Solutions, Inc.	134,945	1,014,786
NOW, Inc.	610	13,152
W.W. Grainger, Inc.	1,547	321,962
		2,309,153
Transportation Infrastructure - 0.0% (a)
Sino-Global Shipping America Ltd.	2,905	3,079

Information Technology - 13.7%
Communications Equipment - 1.5%
Applied Optoelectronics, Inc.	75	1,442
Arista Networks, Inc.	4,095	347,051
Blackberry Ltd.	140,496	990,497
CalAmp Corporation	81,072	1,047,450
Ciena Corporation	2,287	44,322
ClearOne, Inc.	1,930	20,940
DragonWave, Inc.	28,000	99,400
EMCORE Corporation	30,214	197,902
Extreme Networks, Inc.	376	1,583
Finisar Corporation	4,885	133,751
Harmonic, Inc.	232,671	1,186,622
Novatel Wireless, Inc.	12,219	32,014
Numerex Corporation - Class A	11,637	82,739
Oclaro, Inc.	5	37
ORBCOMM, Inc.	576	5,144
Palo Alto Networks, Inc.	1,162	178,750
ParkerVision, Inc.	26,988	101,745
PCTEL, Inc.	231	1,173
Resonant, Inc.	21,288	91,113
ViaSat, Inc.	342	24,166
Wi-Lan, Inc.	1,476	2,111
		4,589,952
Electronic Equipment, Instruments & Components - 1.5%
Agilysys, Inc.	3,125	30,156
Anixter International, Inc.	425	27,944
Applied DNA Science, Inc.	17,370	48,636
Clearfield, Inc.	7,385	123,699
ClearSign Combustion Corporation	13,699	71,920
CUI Global, Inc.	2,320	10,997
DTS, Inc.	98	4,150
Fabrinet	9,886	375,273
Fitbit, Inc. - Class A	108,974	1,444,995
Ingram Micro, Inc. - Class A	793	29,500
InvenSense, Inc.	46,564	356,215
Knowles Corporation	77,566	1,158,836
Maxwell Technologies, Inc.	15,735	76,157
Mesa Laboratories, Inc.	927	117,024

45

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 81.3% (Continued)	Shares	Value
Information Technology - 13.7% (Continued)
Electronic Equipment, Instruments & Components - 1.5% (Continued)
MicroVision, Inc.	103,448	$105,517
MTS Systems Corporation	304	14,455
Neonode, Inc.	98,507	131,014
Netlist, Inc.	97,966	106,783
Park Electrochemical Corporation	116	1,790
PCM, Inc.	8,353	177,084
RadiSys Corporation	14,102	58,805
Research Frontiers, Inc.	5,980	13,096
SuperCom Ltd.	256	686
Uni-Pixel, Inc.	4,574	6,221
Vishay Intertechnology, Inc.	6,330	89,253
		4,580,206
Internet Software & Services - 2.1%
Angie's List, Inc.	12,593	96,966
Apigee Corporation	57,309	994,311
Benefitfocus, Inc.	353	11,473
Care.com, Inc.	55	499
Chegg, Inc.	11,550	76,808
Cimpress N.V.	62	5,162
Envestnet, Inc.	637	22,518
Five9, Inc.	215	3,079
Gogo, Inc.	106,465	1,076,361
Great Elm Capital Group, Inc.	21,845	80,827
GTT Communications, Inc.	1,012	22,770
Hortonworks, Inc.	143,610	1,097,180
inContact, Inc.	369	5,133
Internet Gold-Golden Lines Ltd.	20	240
iPass, Inc.	27,104	48,245
LendingClub Corporation	198,209	977,170
Live Ventures, Inc.	1,310	2,450
LogMeIn, Inc.	21	1,995
Marchex, Inc. - Class B	1,467	3,697
MeetMe, Inc.	196,747	962,093
Net Element, Inc.	1,502	1,712
New Relic, Inc.	118	4,301
Perion Network Ltd.	2,611	2,715
Piksel, Inc. - Series A-2 (b)	346,880	0
Q2 Holdings, Inc.	183	5,142
Reis, Inc.	5,994	117,782
Rocket Fuel, Inc.	5,497	10,884
Shutterstock, Inc.	86	5,073
Stamps.com, Inc.	299	29,168
Synacor, Inc.	22,848	63,403
Tremor Video, Inc.	7,337	12,400
TrueCar, Inc.	2,939	28,361
Tucows, Inc. - Class A	171	5,104
Twilio, Inc. - Class A	2,720	92,806
Twitter, Inc.	17,614	316,171
Zillow Group, Inc. - Class A	12,989	429,027
		6,613,026

46

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 81.3% (Continued)	Shares	Value
Information Technology - 13.7% (Continued)
IT Services - 2.1%
Accenture plc - Class A	36	$4,185
Blackhawk Network Holdings, Inc.	105	3,617
China Customer Relations Centers, Inc.	6,291	84,425
CIBER, Inc.	16,045	16,366
Cognizant Technology Solutions Corporation	8,393	430,981
Computer Sciences Corporation	6,497	353,762
FleetCor Technologies, Inc.	18	3,155
Forrester Research, Inc.	42	1,565
Mattersight Corporation	24,975	102,398
ModusLink Global Solutions, Inc.	114,868	156,221
NeuStar, Inc. - Class A	4,416	99,139
Paychex, Inc.	6,192	341,798
Planet Payment, Inc.	67,276	234,793
Rightside Group Ltd.	408	3,431
ServiceSource International, Inc.	135,888	645,468
Square, Inc. - Class A	137,477	1,539,742
VeriFone Systems, Inc.	68,540	1,060,999
Virtusa Corporation	51,961	984,141
Visa, Inc. - Class A	4,199	346,460
		6,412,646
Semiconductors & Semiconductor Equipment - 3.0%
Adesto Technologies Corporation	3,178	6,515
Ambarella, Inc.	363	22,277
Amtech Systems, Inc.	1	5
Camtek Ltd.	697	2,021
Canadian Solar, Inc.	43,264	624,732
Cavium, Inc.	1,577	89,022
Cirrus Logic, Inc.	307	16,572
Cree, Inc.	60,783	1,355,461
DSP Group, Inc.	230	2,507
First Solar, Inc.	647	26,197
FormFactor, Inc.	100,190	899,205
GigPeak, Inc.	423,252	1,003,107
Kopin Corporation	57,971	121,159
M/A-COM Technology Solutions Holdings, Inc.	15,038	552,797
Microchip Technology, Inc.	5,593	338,656
MKS Instruments, Inc.	10,081	508,587
Nova Measuring Instruments Ltd.	98	1,173
NVE Corporation	1,940	109,164
NVIDIA Corporation	5,913	420,769
Photronics, Inc.	1,013	9,826
Pixelworks, Inc.	7,488	20,966
QuickLogic Corporation	62,882	51,563
SemiLEDs Corporation	9,531	40,507
Skyworks Solutions, Inc.	4,410	339,306
SolarEdge Technologies, Inc.	83,436	1,143,073
SunPower Corporation	192,250	1,391,890
Sunworks, Inc.	5,610	17,784
Ultratech, Inc.	84	1,788
Veeco Instruments, Inc.	3,999	86,778
		9,203,407

47

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 81.3% (Continued)	Shares	Value
Information Technology - 13.7% (Continued)
Software - 2.4%
ACI Worldwide, Inc.	768	$13,916
Allot Communications Ltd.	6	31
Attunity Ltd.	14,066	86,787
Blackbaud, Inc.	84	5,158
Bottomline Technologies (de), Inc.	981	22,259
BroadSoft, Inc.	307	12,756
BSQUARE Corporation	909	3,772
Covisint Corporation	1,057	2,378
Digimarc Corporation	2,373	74,987
Ebix, Inc.	17,970	1,006,320
ePlus, inc.	558	51,085
Evolving Systems, Inc.	545	2,316
Exa Corporation	727	10,178
FireEye, Inc.	53,666	623,599
Globant S.A.	346	15,051
Glu Mobile, Inc.	36,964	73,189
Guidance Software, Inc.	21,700	111,972
Imperva, Inc.	28,866	1,065,155
Mitek Systems, Inc.	87,107	587,972
MobileIron, Inc.	140,058	511,212
Model N, Inc.	653	6,726
Net 1 UEPS Technologies, Inc.	172	1,767
NetScout Systems, Inc.	980	26,901
NetSol Technologies, Inc.	316	2,038
Nxt-ID, Inc.	10,488	31,988
Park City Group, Inc.	5,461	71,812
PROS Holdings, Inc.	1,332	29,197
QAD, Inc.	30	722
Sapiens International Corporation	114	1,552
Seachange International, Inc.	17,034	44,799
ServiceNow, Inc.	5,326	468,209
Sito Mobile Ltd.	591	2,837
SS&C Technologies Holdings, Inc.	10,658	340,310
Symantec Corporation	13,883	347,492
TubeMogul, Inc.	2,087	15,235
Tyler Technologies, Inc.	1,959	314,224
VASCO Data Security International, Inc.	320	4,400
VirnetX Holding Corporation	386,647	1,179,273
Workday, Inc. - Class A	3,844	333,198
Workiva, Inc.	477	7,894
		7,510,667
Technology Hardware, Storage & Peripherals - 1.1%
3D Systems Corporation	77,790	1,078,947
Apple, Inc.	3,461	392,962
Concurrent Computer Corporation	27	167
CPI Card Group, Inc.	30,730	169,015
Electronics for Imaging, Inc.	145	6,167
Immersion Corporation	69,248	565,064
Intevac, Inc.	1,142	6,566
Pure Storage, Inc. - Class A	85,806	1,058,846

48

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 81.3% (Continued)	Shares	Value
Information Technology - 13.7% (Continued)
Technology Hardware, Storage & Peripherals - 1.1% (Continued)
USA Technologies, Inc.	906	$4,077
		3,281,811
Materials - 5.1%
Chemicals - 1.4%
A. Schulman, Inc.	851	24,466
Advanced Emissions Solutions, Inc.	2,184	17,734
AgroFresh Solutions, Inc.	24,925	117,148
American Vanguard Corporation	341	5,183
Balchem Corporation	7,882	598,244
BioAmber, Inc.	23,589	109,925
CF Industries Holdings, Inc.	16,641	399,551
Chemours Company (The)	191	3,138
China Green Agriculture, Inc.	1,818	2,400
E.I. du Pont de Nemours and Company	6,105	419,963
Flotek Industries, Inc.	83,568	984,431
LSB Industries, Inc.	2,352	12,442
NL Industries, Inc.	455	1,456
Olin Corporation	14	307
Platform Specialty Products Corporation	100	729
Rayonier Advanced Materials, Inc.	1,218	15,749
Senomyx, Inc.	410,066	479,777
Terravia Holdings, Inc.	483,995	1,137,388
Tronox Ltd. - Class A	614	4,973
Valhi, Inc.	1,400	2,744
		4,337,748
Construction Materials - 0.4%
Caesarstone Sdot-Yam Ltd.	141	4,984
Summit Materials, Inc. - Class A	56,479	1,058,416
U.S. Concrete, Inc.	105	5,240
		1,068,640
Containers & Packaging - 0.6%
AEP Industries, Inc.	16	1,753
AptarGroup, Inc.	4,777	341,269
Ball Corporation	5,329	410,706
Myers Industries, Inc.	273	3,290
Sealed Air Corporation	80	3,650
Silgan Holdings, Inc.	20,873	1,063,479
UFP Technologies, Inc.	4,454	118,922
		1,943,069
Metals & Mining - 2.7%
AK Steel Holding Corporation	4,084	21,237
Alamos Gold, Inc. - Class A	2,764	21,697
Alexco Resource Corporation	38,791	68,272
Allegheny Technologies, Inc.	1,432	19,533
Asanko Gold, Inc.	281,158	1,040,285
Avino Silver & Gold Mines Ltd.	64,171	125,133
B2Gold Corporation	131,697	380,604
Carpenter Technology Corporation	1,494	47,225
Century Aluminum Company	3,537	25,856
Cliffs Natural Resources, Inc.	206,916	1,142,176
Coeur Mining, Inc.	1,897	21,209

49

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 81.3% (Continued)	Shares	Value
Materials - 5.1% (Continued)
Metals & Mining - 2.7% (Continued)
Compass Minerals International, Inc.	658	$47,277
Eldorado Gold Corporation	251	793
Endeavour Silver Corporation	8,397	36,947
Exeter Resource Corporation	3,353	3,856
First Majestic Silver Corporation	140,912	1,134,342
Gold Resource Corporation	198,204	1,125,799
Gold Standard Ventures Corporation	292,988	700,241
Great Panther Silver Ltd.	57,169	77,750
Hecla Mining Company	3,562	21,336
HudBay Minerals, Inc.	657	2,792
IAMGOLD Corporation	8,335	33,423
Kaiser Aluminum Corporation	300	21,747
McEwen Mining, Inc.	55,703	181,035
Mountain Province Diamonds, Inc.	701	3,680
NN, Inc.	53,465	943,657
NOVAGOLD Resources, Inc.	3,817	19,085
Olympic Steel, Inc.	36	831
Paramount Gold Nevada Corporation	174	305
Pretium Resources, Inc.	492	4,817
Primero Mining Corporation	180,957	247,911
Royal Gold, Inc.	4,206	289,457
Sandstorm Gold Ltd.	7,003	33,755
Seabridge Gold, Inc.	5,060	55,407
Stillwater Mining Company	1,854	24,695
Tahoe Resources, Inc.	34,525	416,372
United States Steel Corporation	30	580
Worthington Industries, Inc.	236	11,092
		8,352,209
Paper & Forest Products - 0.0% (a)
Boise Cascade Company	27	520
Domtar Corporation	701	25,201
Rentech, Inc.	69	166
		25,887
Real Estate - 4.4%
Equity Real Estate Investment Trusts (REITs) - 4.4%
Acadia Realty Trust	32,946	1,109,951
Agree Realty Corporation	21,661	1,047,309
American Campus Communities, Inc.	5,617	292,702
American Farmland Company	15,813	116,700
City Office REIT, Inc.	41,840	525,510
Cousins Properties, Inc.	34,473	267,855
DCT Industrial Trust, Inc.	17,686	826,821
Education Realty Trust, Inc.	19,043	811,041
Farmland Partners, Inc.	51,177	544,523
Gladstone Commercial Corporation	249	4,445
Healthcare Realty Trust, Inc.	1,628	51,917
Independence Realty Trust, Inc.	135,982	1,132,730
Investors Real Estate Trust	38,214	231,959
Medical Properties Trust, Inc.	83,300	1,161,202
Monogram Residential Trust, Inc.	36,038	379,841
New York REIT, Inc.	127,404	1,200,146

50

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 81.3% (Continued)	Shares	Value
Real Estate - 4.4% (Continued)
Equity Real Estate Investment Trusts (REITs) - 4.4% (Continued)
Physicians Realty Trust	21,557	$426,182
Preferred Apartment Communities, Inc. - Class A	6,466	84,187
Realty Income Corporation	19,380	1,148,071
Retail Properties of America, Inc. - Class A	93	1,448
STAG Industrial, Inc.	52,181	1,203,816
Terreno Realty Corporation	40,307	1,052,013
		13,620,369
Real Estate Management & Development - 0.0% (a)
Griffin Industrial Realty, Inc.	113	3,520
Realogy Holdings Corporation	636	14,558
		18,078
Telecommunication Services - 1.3%
Diversified Telecommunication Services - 0.8%
Cogent Communications Holdings, Inc.	136	5,018
Frontier Communications Corporation	103,406	415,692
Globalstar, Inc.	51,702	47,855
Intelsat S.A.	97,107	263,160
Iridium Communications, Inc.	14,885	121,313
magicJack VocalTec Ltd.	17,890	110,024
pdvWireless, Inc.	30,170	712,012
Straight Path Communications, Inc. - Class B	38,310	930,167
Windstream Holdings, Inc.	3,520	27,632
Zayo Group Holdings, Inc.	73	2,349
		2,635,222
Wireless Telecommunication Services - 0.5%
NII Holdings, Inc.	9,285	22,748
Shenandoah Telecommunications Company	40,460	1,068,144
Sprint Corporation	65,385	402,772
		1,493,664
Utilities - 1.3%
Electric Utilities - 0.3%
ALLETE, Inc.	16	980
Duke Energy Corporation	39	3,121
Fortis, Inc.	1,934	63,540
Otter Tail Corporation	31	1,114
Spark Energy, Inc. - Class A	25,754	623,247
Westar Energy, Inc.	6,102	349,767
		1,041,769
Gas Utilities - 0.0% (a)
Chesapeake Utilities Corporation	43	2,754
Gas Natural, Inc.	83	1,025
South Jersey Industries, Inc.	475	14,084
		17,863
Independent Power and Renewable Electricity Producers - 0.7%
Atlantica Yield plc	288	5,178
Dynegy, Inc.	168	1,789
TerraForm Global, Inc. - Class A	285,547	1,070,801
TerraForm Power, Inc. - Class A	2,362	29,313
Vivint Solar, Inc.	362,361	1,123,319
		2,230,400

51

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 81.3% (Continued)	Shares	Value
Utilities - 1.3% (Continued)
Multi-Utilities - 0.3%
Black Hills Corporation	11,848	$732,799
CenterPoint Energy, Inc.	165	3,762
		736,561
Water Utilities - 0.0% (a)
Cadiz, Inc.	15,013	111,096

Total Common Stocks (Proceeds $296,178,947)		$250,787,392

RIGHTS - 0.0% (a)	Shares	Value
Great Elm Capital Group, Inc. (b) (Proceeds $18,647)	21,845	$934

WARRANTS - 0.1%	Shares	Value
Central European Media Enterprises Ltd. (b)	113,022	$163,882
Sears Holdings Corporation	36	120
Total Warrants (Proceeds $538,828)		$164,002

Total Securities Sold Short - 81.4% (Proceeds $296,736,422)		$250,952,328

ADR - American Depositary Receipt.

(a)	Percentage rounds to less than 0.1%.
(b)
Security has been valued at fair value pursuant to procedures adopted by and under the supervision of the Board of Trustees. The total value of such securities is $643,932 at October 31, 2016 representing 0.2% of net assets.

See accompanying notes to financial statements.

52

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS
October 31, 2016

COMMON STOCKS - 99.5%	Shares	Value
Consumer Discretionary - 14.3%
Auto Components - 1.8%
American Axle & Manufacturing Holdings, Inc. (a)	14,797	$265,162
Cooper-Standard Holdings, Inc. (a)	890	81,230
Dana Holding Corporation	1,173	18,158
Drew Industries, Inc.	1,706	152,772
Federal-Mogul Holdings Corporation (a)	18,976	175,718
Horizon Global Corporation (a)	5,122	102,645
Standard Motor Products, Inc.	38	1,858
Stoneridge, Inc. (a)	5,510	81,658
Superior Industries International, Inc.	3,186	78,057
Tenneco, Inc. (a)	3,464	190,763
Tower International, Inc.	3,668	79,596
		1,227,617
Diversified Consumer Services - 0.9%
Capella Education Company	4,880	356,728
Graham Holdings Company - Class B	247	117,325
K12, Inc. (a)	2,127	23,057
Liberty Tax, Inc. - Class A	6,530	77,380
		574,490
Hotels, Restaurants & Leisure - 2.4%
Bloomin' Brands, Inc.	11,312	195,698
Caesars Acquisition Company - Class A (a)	12,086	140,802
Carrols Restaurant Group, Inc. (a)	13,418	167,725
Choice Hotels International, Inc.	1,777	86,096
DineEquity, Inc.	1,014	80,207
International Speedway Corporation - Class A	2,529	83,204
Isle of Capri Casinos, Inc. (a)	3,967	83,307
La Quinta Holdings, Inc. (a)	24,364	243,884
Marcus Corporation (The)	4,951	131,201
Monarch Casino & Resort, Inc. (a)	3,273	77,406
Ruth's Hospitality Group, Inc.	5,647	89,505
Texas Roadhouse, Inc.	4,876	197,576
		1,576,611
Household Durables - 1.6%
Bassett Furniture Industries, Inc.	3,069	70,433
Beazer Homes USA, Inc. (a)	6,151	62,925
Century Communities, Inc. (a)	1,014	19,976
Flexsteel Industries, Inc.	1,990	83,381
Helen of Troy Ltd. (a)	996	81,174
Hooker Furniture Corporation	3,080	81,004
Hovnanian Enterprises, Inc. - Class A (a)	80,526	125,621
La-Z-Boy, Inc.	9,957	232,994
Lennar Corporation - Class B	2,423	81,219
Libbey, Inc.	8,090	129,521
Taylor Morrison Home Corporation - Class A (a)	3,204	54,660
WCI Communities, Inc. (a)	1,160	26,854
		1,049,762
Internet & Direct Marketing Retail - 1.0%
Liberty TripAdvisor Holdings, Inc. - Series A (a)	16,271	361,216
Overstock.com, Inc. (a)	11,301	165,560

53

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Consumer Discretionary - 14.3% (Continued)
Internet & Direct Marketing Retail - 1.0% (Continued)
Travelport Worldwide Ltd.	11,019	$155,588
		682,364
Leisure Products - 1.1%
Callaway Golf Company	36,132	368,908
Johnson Outdoors, Inc. - Class A	7,799	280,608
MCBC Holdings, Inc.	6,954	77,467
		726,983
Media - 1.5%
AMC Entertainment Holdings, Inc. - Class A	5,849	183,951
Clear Channel Outdoor Holdings, Inc. - Class A	1,975	11,356
E.W. Scripps Company (The) - Class A (a)	4,716	62,534
Liberty Braves Group - Series A (a)	4,624	78,377
Liberty Braves Group - Series C (a)	4,944	82,416
Liberty Broadband Corporation - Series A (a)	1,234	80,148
Liberty Media Group - Series A (a)	2,888	80,373
Meredith Corporation	27	1,225
National CineMedia, Inc.	1,425	19,765
News Corporation - Class B	6,245	77,438
Time, Inc.	13,824	179,712
Tronc, Inc.	6,413	77,148
Viacom, Inc. - Class A	1,929	81,597
		1,016,040
Multiline Retail - 0.2%
Big Lots, Inc.	2,217	96,218
Dillard's, Inc. - Class A	1,175	72,027
		168,245
Specialty Retail - 3.2%
Aaron's, Inc.	3,067	75,786
Ascena Retail Group, Inc. (a)	14,182	69,350
Barnes & Noble, Inc.	13,289	136,877
Caleres, Inc.	3,235	80,907
Cato Corporation (The) - Class A	2,755	81,741
Chico's FAS, Inc.	1,939	22,628
Citi Trends, Inc.	4,032	80,076
Francesca's Holdings Corporation (a)	5,210	83,725
Genesco, Inc. (a)	4,850	260,930
Kirkland's, Inc. (a)	1,630	19,902
Lithia Motors, Inc. - Class A	913	78,317
MarineMax, Inc. (a)	11,803	235,470
Office Depot, Inc.	105,012	330,788
Party City Holdco, Inc. (a)	10,076	163,735
Rent-A-Center, Inc.	8,033	81,053
Select Comfort Corporation (a)	4,107	78,813
Shoe Carnival, Inc.	2,324	58,960
Stage Stores, Inc.	5,191	26,422
Tilly's, Inc. - Class A (a)	8,590	79,715
West Marine, Inc. (a)	9,985	79,880
		2,125,075
Textiles, Apparel & Luxury Goods - 0.6%
Crocs, Inc. (a)	23,819	183,168
Culp, Inc.	3,035	84,980

54

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Consumer Discretionary - 14.3% (Continued)
Textiles, Apparel & Luxury Goods - 0.6% (Continued)
Perry Ellis International, Inc. (a)	2,806	$52,163
Unifi, Inc. (a)	2,589	74,434
		394,745
Consumer Staples - 3.7%
Beverages - 0.4%
Coca-Cola Bottling Company Consolidated	1,790	252,927

Food & Staples Retailing - 1.3%
Diplomat Pharmacy, Inc. (a)	1,997	46,270
Performance Food Group Company (a)	7,893	189,432
SpartanNash Company	8,775	245,700
SUPERVALU, Inc. (a)	17,972	77,100
Village Super Market, Inc. - Class A	8,018	239,738
Weis Markets, Inc.	1,438	79,996
		878,236
Food Products - 1.2%
Darling Ingredients, Inc. (a)	20,238	275,237
Fresh Del Monte Produce, Inc.	3,183	192,094
John B. Sanfilippo & Son, Inc.	1,716	86,967
Lifeway Foods, Inc. (a)	1,048	18,738
Omega Protein Corporation (a)	2,999	66,878
Seaboard Corporation (a)	55	186,175
		826,089
Household Products - 0.4%
Central Garden & Pet Company - Class A (a)	10,668	248,991
HRG Group, Inc. (a)	145	2,181
		251,172
Personal Products - 0.4%
Inter Parfums, Inc.	3,938	128,379
Medifast, Inc.	1,926	79,081
Revlon, Inc. - Class A (a)	2,303	78,302
		285,762
Energy - 4.2%
Energy Equipment & Services - 1.8%
Archrock, Inc.	20,288	235,341
Atwood Oceanics, Inc.	7,297	55,676
Dril-Quip, Inc. (a)	1,399	66,452
Exterran Corporation (a)	4,947	78,212
Fairmount Santrol Holdings, Inc. (a)	969	8,324
Helix Energy Solutions Group, Inc. (a)	18,580	162,018
Independence Contract Drilling, Inc. (a)	16,483	65,602
Matrix Service Company (a)	4,581	81,084
Noble Corporation plc	10,710	52,907
Parker Drilling Company (a)	26,552	53,104
RigNet, Inc. (a)	5,293	79,395
TETRA Technologies, Inc. (a)	32,567	177,490
Unit Corporation (a)	4,167	71,381
		1,186,986
Oil, Gas & Consumable Fuels - 2.4%
Abraxas Petroleum Corporation (a)	22,509	36,465
Callon Petroleum Company (a)	9,827	127,653

55

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Energy - 4.2% (Continued)
Oil, Gas & Consumable Fuels - 2.4% (Continued)
Carrizo Oil & Gas, Inc. (a)	4,999	$169,116
Cloud Peak Energy, Inc. (a)	529	3,259
Contango Oil & Gas Company (a)	9,103	71,276
Eclipse Resources Corporation (a)	28,112	77,027
Evolution Petroleum Corporation	11,879	91,468
GasLog Ltd.	16,379	251,418
Gastar Exploration, Inc. (a)	40,728	43,986
Gener8 Maritime, Inc. (a)	8,287	34,971
Green Plains, Inc.	1,562	40,612
Hallador Energy Company	10,361	91,591
Overseas Shipholding Group, Inc. - Class A	8,568	75,056
PDC Energy, Inc. (a)	3,024	185,462
Rex American Resources Corporation (a)	980	77,410
Sanchez Energy Corporation (a)	9,493	60,470
Teekay Corporation	21,743	141,982
Westmoreland Coal Company (a)	2,685	23,843
		1,603,065
Financials - 14.9%
Banks - 6.5%
1st Source Corporation	2,282	78,866
Associated Banc-Corp	3,910	79,373
Boston Private Financial Holdings, Inc.	6,077	79,913
Bryn Mawr Bank Corporation	4,916	154,362
Cardinal Financial Corporation	7,686	201,988
Cathay General Bancorp	2,404	72,000
CenterState Banks, Inc.	16,011	299,086
Community Trust Bancorp, Inc.	342	12,500
Enterprise Financial Services Corporation	2,774	91,819
Farmers National Banc Corporation	1,449	15,215
Fidelity Southern Corporation	3,425	62,438
First BanCorp (Puerto Rico) (a)	46,457	238,324
First Busey Corporation	1,956	45,203
First Citizens BancShares, Inc. - Class A	663	192,933
First Financial Bancorp	3,691	79,357
First Horizon National Corporation	1	3
First Midwest Bancorp, Inc.	9,720	187,693
First NBC Bank Holding Company (a)	14,312	77,285
German American Bancorp, Inc.	359	13,976
Great Southern Bancorp, Inc.	1,935	80,012
Great Western Bancorp, Inc.	3,076	99,170
Guaranty Bancorp	4,516	85,804
Hanmi Financial Corporation	3,370	84,250
Hilltop Holdings, Inc. (a)	7,822	193,203
Home BancShares, Inc.	2,331	50,140
IBERIABANK Corporation	2,736	179,618
Lakeland Financial Corporation	1,134	41,777
LegacyTexas Financial Group, Inc.	1,385	47,381
MainSource Financial Group, Inc.	856	21,366
MB Financial, Inc.	3,008	109,461
Merchants Bancshares, Inc.	1,837	78,991
National Bank Holdings Corporation - Class A	3,239	78,837

56

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Financials - 14.9% (Continued)
Banks - 6.5% (Continued)
Pacific Premier Bancorp, Inc. (a)	1,951	$50,433
PrivateBancorp, Inc.	4,221	190,958
Seacoast Banking Corporation of Florida (a)	14,100	245,481
Sierra Bancorp	4,323	77,209
Simmons First National Corporation - Class A	895	44,168
Sterling Bancorp	10,753	193,554
Union Bankshares Corporation	298	8,323
United Community Banks, Inc.	12,840	276,959
United Community Financial Corporation	4,314	31,708
Wintrust Financial Corporation	2,196	118,474
		4,369,611
Capital Markets - 1.0%
Arlington Asset Investment Corporation - Class A	467	6,669
Associated Capital Group, Inc. - Class A	2,100	71,295
BGC Partners, Inc. - Class A	1,959	16,828
Houlihan Lokey, Inc. - Class A	2,451	59,731
INTL FCStone, Inc. (a)	981	35,218
Moelis & Company - Class A	1,448	36,779
OM Asset Management plc	21,996	309,483
Piper Jaffray Companies (a)	1,925	108,859
		644,862
Consumer Finance - 0.6%
FirstCash, Inc.	3,855	181,956
Nelnet, Inc. - Class A	4,816	188,691
		370,647
Insurance - 3.9%
American Equity Investment Life Holding Company	10,388	186,257
AMERISAFE, Inc.	3,096	172,138
Argo Group International Holdings Ltd.	164	9,118
Aspen Insurance Holdings Ltd.	1,639	79,082
Atlas Financial Holdings, Inc. (a)	3,629	62,237
CNO Financial Group, Inc.	4,802	72,414
Employers Holdings, Inc.	4,386	137,501
FBL Financial Group, Inc. - Class A	505	31,966
Federated National Holding Company	3,054	54,697
Genworth Financial, Inc. - Class A (a)	17,727	73,390
Horace Mann Educators Corporation	5,138	184,711
James River Group Holdings Ltd.	2,913	109,645
National General Holdings Corporation	12,718	261,355
National Western Life Group, Inc. - Class A	429	92,407
Navigators Group, Inc. (The)	3,489	325,175
OneBeacon Insurance Group Ltd. - Class A	5,567	76,491
Safety Insurance Group, Inc.	3,768	255,094
Selective Insurance Group, Inc.	6,952	256,876
State National Companies, Inc.	6,709	68,633
United Fire Group, Inc.	3,178	125,595
		2,634,782
Mortgage Real Estate Investment Trusts - 1.2%
Ares Commercial Real Estate Corporation	6,295	82,590
CYS Investments, Inc.	29,460	253,945
Dynex Capital, Inc.	11,643	79,988

57

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Financials - 14.9% (Continued)
Mortgage Real Estate Investment Trusts - 1.2% (Continued)
Great Ajax Corporation	5,729	$79,404
Ladder Capital Corporation - Class A	6,564	83,232
MTGE Investment Corporation	4,579	78,072
New Residential Investment Corporation	2,054	28,674
Two Harbors Investment Corporation	9,895	82,425
		768,330
Thrifts & Mortgage Finance - 1.7%
Bank Mutual Corporation	91	710
Berkshire Hills Bancorp, Inc.	2,957	87,379
Essent Group Ltd. (a)	6,860	181,378
Hingham Institution for Savings	306	43,896
HomeStreet, Inc. (a)	786	21,654
NMI Holdings, Inc. - Class A (a)	36,754	281,168
Ocwen Financial Corporation (a)	22,159	94,619
PennyMac Financial Services, Inc. - Class A (a)	3,690	63,099
Provident Financial Services, Inc.	3,883	88,105
Radian Group, Inc.	710	9,649
Walker & Dunlop, Inc. (a)	567	13,648
Washington Federal, Inc.	6,679	182,003
Waterstone Financial, Inc.	243	4,119
WSFS Financial Corporation	2,021	70,836
		1,142,263
Health Care - 17.6%
Biotechnology - 4.1%
Agios Pharmaceuticals, Inc. (a)	1,492	71,377
AMAG Pharmaceuticals, Inc. (a)	9,629	247,465
BioSpecifics Technologies Corporation (a)	5,833	253,094
Biostage, Inc. (a)	1	1
Cepheid (a)	3,617	191,339
Chemocentryx, Inc. (a)	5,524	33,034
Coherus Biosciences, Inc. (a)	1,506	41,189
CoLucid Pharmaceuticals, Inc. (a)	3,069	93,298
Concert Pharmaceuticals, Inc. (a)	8,137	62,818
FibroGen, Inc. (a)	13,740	227,397
Genomic Health, Inc. (a)	8,451	251,924
Ignyta, Inc. (a)	15,581	77,905
Ironwood Pharmaceuticals, Inc. - Class A (a)	13,723	175,243
Karyopharm Therapeutics, Inc. (a)	13,731	99,412
Medgenics, Inc. (a)	11,772	56,741
Natera, Inc. (a)	16,780	142,294
Proteostasis Therapeutics, Inc. (a)	9,246	65,832
Rigel Pharmaceuticals, Inc. (a)	13,782	35,833
Spark Therapeutics, Inc. (a)	3,047	143,240
Stemline Therapeutics, Inc. (a)	8,928	101,779
Syndax Pharmaceuticals, Inc. (a)	6,452	76,198
Tobira Therapeutics, Inc. (a)	2,038	85,779
Vanda Pharmaceuticals, Inc. (a)	9,269	137,645
Versartis, Inc. (a)	4,947	54,664
		2,725,501
Health Care Equipment & Supplies - 5.6%
Abaxis, Inc.	1,474	70,369

58

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Health Care - 17.6% (Continued)
Health Care Equipment & Supplies - 5.6% (Continued)
Accuray, Inc. (a)	9,902	$48,520
AngioDynamics, Inc. (a)	5,099	81,278
Atrion Corporation	190	83,438
Bovie Medical Corporation (a)	5,747	31,666
Cantel Medical Corporation	3,737	266,186
CryoLife, Inc.	9,916	168,572
Cutera, Inc. (a)	3,339	43,741
Cynosure, Inc. - Class A (a)	5,241	223,529
EndoChoice Holdings, Inc. (a)	1,297	10,311
Exactech, Inc. (a)	3,205	77,401
Glaukos Corporation (a)	5,161	172,377
Haemonetics Corporation (a)	9,844	328,888
Halyard Health, Inc. (a)	7,632	246,895
ICU Medical, Inc. (a)	2,866	399,234
Integra LifeSciences Holdings Corporation (a)	1,012	80,464
Lantheus Holdings, Inc. (a)	14,795	127,977
LeMaitre Vascular, Inc.	6,186	129,535
Masimo Corporation (a)	6,735	370,425
Merit Medical Systems, Inc. (a)	3,585	78,691
Natus Medical, Inc. (a)	2,814	110,731
Neogen Corporation (a)	1,414	74,504
OraSure Technologies, Inc. (a)	20,421	153,362
Orthofix International N.V. (a)	7,960	291,734
Spectranetics Corporation (The) (a)	3,609	78,315
Surmodics, Inc. (a)	826	20,567
		3,768,710
Health Care Providers & Services - 3.9%
Almost Family, Inc. (a)	2,131	83,642
Amedisys, Inc. (a)	1,873	81,026
AMN Healthcare Services, Inc. (a)	1,390	45,592
BioTelemetry, Inc. (a)	5,409	95,739
Capital Senior Living Corporation (a)	4,450	71,067
Chemed Corporation	506	71,559
Civitas Solutions, Inc. (a)	7,698	131,636
Community Health Systems, Inc. (a)	6,022	31,796
CorVel Corporation (a)	4,407	152,262
Cross Country Healthcare, Inc. (a)	3,748	41,865
Ensign Group, Inc. (The)	3,894	71,922
HealthEquity, Inc. (a)	2,304	76,562
HealthSouth Corporation	3,746	150,402
Healthways, Inc. (a)	3,275	81,220
HMS Holdings Corporation (a)	5,564	117,233
Kindred Healthcare, Inc.	24,065	237,040
Landauer, Inc.	528	22,968
LHC Group, Inc. (a)	5,073	173,852
Magellan Health, Inc. (a)	2,652	136,445
National HealthCare Corporation	857	55,448
PharMerica Corporation (a)	4,255	101,269
Premier, Inc. - Class A (a)	2,528	80,492
Providence Service Corporation (The) (a)	1,881	76,115
Psychemedics Corporation	500	11,740

59

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Health Care - 17.6% (Continued)
Health Care Providers & Services - 3.9% (Continued)
Quorum Health Corporation (a)	3,159	$12,762
RadNet, Inc. (a)	15,295	106,300
Select Medical Holdings Corporation (a)	5,644	73,372
Surgery Partners, Inc. (a)	6,253	100,673
Surgical Care Affiliates, Inc. (a)	1,546	66,153
Tenet Healthcare Corporation (a)	2,665	52,527
		2,610,679
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	5,148	61,828
Quality Systems, Inc.	6,300	81,207
		143,035
Life Sciences Tools & Services - 1.6%
Albany Molecular Research, Inc. (a)	21	327
Cambrex Corporation (a)	1,922	77,457
Enzo Biochem, Inc. (a)	17,863	108,964
INC Research Holdings, Inc. - Class A (a)	8,090	369,713
NanoString Technologies, Inc. (a)	4,031	78,403
NeoGenomics, Inc. (a)	9,700	78,182
PAREXEL International Corporation (a)	2,841	165,517
PRA Health Sciences, Inc. (a)	3,249	172,912
		1,051,475
Pharmaceuticals - 2.2%
Aclaris Therapeutics, Inc. (a)	3,668	77,945
ANI Pharmaceuticals, Inc. (a)	1,160	69,252
Aratana Therapeutics, Inc. (a)	19,445	157,505
Catalent, Inc. (a)	7,958	181,522
DURECT Corporation (a)	32,060	35,907
Heska Corporation (a)	5,231	258,411
Impax Laboratories, Inc. (a)	7,980	160,398
Phibro Animal Health Corporation - Class A	12,458	323,285
Prestige Brands Holdings, Inc. (a)	4,064	184,018
		1,448,243
Industrials - 13.0%
Aerospace & Defense - 1.0%
Astronics Corporation (a)	2,945	109,024
Curtiss-Wright Corporation	2,151	192,773
Ducommun, Inc. (a)	4,041	76,941
HEICO Corporation - Class A	1,412	84,720
Moog, Inc. - Class A (a)	2,205	128,044
Sparton Corporation (a)	3,247	77,701
Teledyne Technologies, Inc. (a)	158	17,013
		686,216
Air Freight & Logistics - 0.2%
Forward Air Corporation	1,962	81,070
Park-Ohio Holdings Corporation	1,460	46,647
		127,717
Airlines - 0.4%
SkyWest, Inc.	9,014	271,772

Building Products - 1.4%
American Woodmark Corporation (a)	924	69,023

60

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Industrials - 13.0% (Continued)
Building Products - 1.4% (Continued)
Armstrong Flooring, Inc. (a)	11,374	$184,145
Continental Building Products, Inc. (a)	8,551	174,868
PGT, Inc. (a)	5,358	52,508
Ply Gem Holdings, Inc. (a)	13,419	183,840
TopBuild Corporation (a)	5,537	166,830
Trex Company, Inc. (a)	1,290	69,415
Universal Forest Products, Inc.	917	78,853
		979,482
Commercial Services & Supplies - 2.2%
ACCO Brands Corporation (a)	7,027	78,000
Brink's Company (The)	2,188	86,535
Casella Waste Systems, Inc. - Class A (a)	11,933	133,649
CECO Environmental Corporation	1,921	19,018
Essendant, Inc.	19,383	297,529
Interface, Inc.	5,228	82,864
Knoll, Inc.	11,125	240,745
Quad/Graphics, Inc. - Class A	2,568	61,016
Viad Corporation	8,200	340,300
West Corporation	5,601	110,452
		1,450,108
Construction & Engineering - 1.4%
Argan, Inc.	3,019	171,630
Comfort Systems USA, Inc.	2,962	85,454
EMCOR Group, Inc.	3,203	193,653
HC2 Holdings, Inc.	4,273	17,007
IES Holdings, Inc. (a)	5,545	82,898
KBR, Inc.	5,479	81,144
MYR Group, Inc. (a)	4,904	146,335
Orion Marine Group, Inc. (a)	9,887	79,887
Sterling Construction Company, Inc. (a)	10,668	77,663
		935,671
Electrical Equipment - 1.2%
AZZ, Inc.	1,483	78,970
Babcock & Wilcox Enterprises, Inc. (a)	9,442	148,617
Belden, Inc.	524	33,960
Encore Wire Corporation	5,332	182,088
EnerSys, Inc.	2,881	187,639
LSI Industries, Inc.	4,665	40,119
Powell Industries, Inc.	931	32,948
Regal Beloit Corporation	1,366	80,731
		785,072
Machinery - 2.3%
Alamo Group, Inc.	1,246	80,890
Albany International Corporation - Class A	3,479	141,769
Chart Industries, Inc. (a)	8,141	225,831
Commercial Vehicle Group, Inc. (a)	4,614	20,948
Dynamic Materials Corporation	1,044	11,327
Federal Signal Corporation	2,892	35,514
Global Brass & Copper Holdings, Inc.	2,836	81,393
Harsco Corporation	16,101	156,985
Hillenbrand, Inc.	2,015	61,155

61

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Industrials - 13.0% (Continued)
Machinery - 2.3% (Continued)
Kadant, Inc.	356	$18,387
Lydall, Inc. (a)	3,356	156,893
Meritor, Inc. (a)	16,140	165,919
Mueller Industries, Inc.	5,298	160,476
Mueller Water Products, Inc. - Series A	6,511	80,216
Rexnord Corporation (a)	2,532	50,362
SPX Corporation (a)	972	18,478
SPX FLOW, Inc. (a)	4,506	113,056
		1,579,599
Marine - 0.3%
Matson, Inc.	4,765	190,314

Professional Services - 1.7%
Acacia Research Corporation (a)	13,484	78,881
CBIZ, Inc. (a)	106	1,171
CRA International, Inc. (a)	3,571	111,201
FTI Consulting, Inc. (a)	4,342	169,164
Heidrick & Struggles International, Inc.	4,421	81,789
ICF International, Inc. (a)	42	1,949
Kelly Services, Inc. - Class A	9,217	172,635
Mistras Group, Inc. (a)	3,894	81,540
Navigant Consulting, Inc. (a)	4,036	94,442
On Assignment, Inc. (a)	7,459	256,664
Resources Connection, Inc.	81	1,203
TrueBlue, Inc. (a)	4,647	81,323
		1,131,962
Road & Rail - 0.1%
Roadrunner Transportation Systems, Inc. (a)	1,848	14,045
YRC Worldwide, Inc. (a)	5,584	49,586
		63,631
Trading Companies & Distributors - 0.8%
Textainer Group Holdings Ltd.	17,600	133,760
Univar, Inc. (a)	8,545	190,126
Veritiv Corporation (a)	2,045	110,328
Willis Lease Finance Corporation (a)	3,017	80,282
		514,496
Information Technology - 15.4%
Communications Equipment - 1.2%
Applied Optoelectronics, Inc. (a)	61	1,173
Bel Fuse, Inc. - Class B	489	11,663
Black Box Corporation	14,440	166,060
Digi International, Inc. (a)	7,429	67,975
Extreme Networks, Inc. (a)	37,079	156,103
Ixia (a)	3,537	42,267
ShoreTel, Inc. (a)	11,648	77,459
Sonus Networks, Inc. (a)	13,269	76,828
Viavi Solutions, Inc. (a)	26,193	186,494
		786,022
Electronic Equipment, Instruments & Components - 2.2%
Anixter International, Inc. (a)	1,211	79,623
AVX Corporation	14,665	205,603

62

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Information Technology - 15.4% (Continued)
Electronic Equipment, Instruments & Components - 2.2% (Continued)
Benchmark Electronics, Inc. (a)	10,227	$257,209
Fitbit, Inc. - Class A (a)	900	11,934
II-VI, Inc. (a)	3,410	94,798
Insight Enterprises, Inc. (a)	8,381	241,289
Kimball Electronics, Inc. (a)	3,354	46,621
PCM, Inc. (a)	1,456	30,867
Plexus Corporation (a)	319	14,613
Rogers Corporation (a)	4,470	243,302
Sanmina Corporation (a)	993	27,457
ScanSource, Inc. (a)	4,770	166,950
TTM Technologies, Inc. (a)	5,718	75,192
		1,495,458
Internet Software & Services - 2.6%
Apigee Corporation (a)	4,635	80,417
Bankrate, Inc. (a)	10,286	80,231
Bazaarvoice, Inc. (a)	21,953	107,570
Carbonite, Inc. (a)	7,788	132,785
Cornerstone OnDemand, Inc. (a)	4,632	191,302
Cvent, Inc. (a)	2,608	81,422
DHI Group, Inc. (a)	13,927	79,384
EarthLink Holdings Corporation	36,809	210,547
Endurance International Group Holdings, Inc. (a)	9,017	66,275
Everyday Health, Inc. (a)	10,381	109,001
Intralinks Holdings, Inc. (a)	8,194	75,139
Limelight Networks, Inc. (a)	3,312	5,895
Liquidity Services, Inc. (a)	19,277	170,601
LivePerson, Inc. (a)	8,257	70,185
NIC, Inc.	2,510	57,605
Rackspace Hosting, Inc. (a)	34	1,086
Rocket Fuel, Inc. (a)	7,696	15,238
WebMD Health Corporation (a)	3,049	149,797
XO Group, Inc. (a)	4,343	79,911
		1,764,391
IT Services - 1.4%
CACI International, Inc. - Class A (a)	805	78,769
Cass Information Systems, Inc.	324	17,451
Convergys Corporation	5,882	171,754
EVERTEC, Inc.	5,167	78,280
ExlService Holdings, Inc. (a)	2,228	98,099
Forrester Research, Inc.	3,422	127,469
Hackett Group, Inc. (The)	4,973	80,165
MoneyGram International, Inc. (a)	5,033	35,281
Perficient, Inc. (a)	7,624	141,883
PFSweb, Inc. (a)	976	7,047
Sykes Enterprises, Inc. (a)	2,977	79,605
		915,803
Semiconductors & Semiconductor Equipment - 3.8%
Advanced Energy Industries, Inc. (a)	1,727	82,378
Alpha & Omega Semiconductor Ltd. (a)	7,956	168,110
Amkor Technology, Inc. (a)	37,888	351,222
AXT, Inc. (a)	16,347	84,187

63

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Information Technology - 15.4% (Continued)
Semiconductors & Semiconductor Equipment - 3.8% (Continued)
Brooks Automation, Inc.	9,597	$125,049
Cohu, Inc.	10,126	113,310
Cyberoptics Corporation (a)	4,463	107,781
DSP Group, Inc. (a)	7,750	84,475
Entegris, Inc. (a)	16,819	267,422
MaxLinear, Inc. - Class A (a)	9,676	181,038
Nanometrics, Inc. (a)	6,265	130,876
NeoPhotonics Corporation (a)	4,460	62,440
Rudolph Technologies, Inc. (a)	18,108	327,755
Semtech Corporation (a)	3,257	78,819
Synaptics, Inc. (a)	1,160	60,459
Ultra Clean Holdings, Inc. (a)	9,530	81,005
Ultratech, Inc. (a)	9,493	202,106
Xcerra Corporation (a)	3,749	20,657
		2,529,089
Software - 3.1%
A10 Networks, Inc. (a)	15,107	115,720
Barracuda Networks, Inc. (a)	2,015	46,990
CommerceHub, Inc. - Series A (a)	3,795	57,001
CommerceHub, Inc. - Series C (a)	5,289	79,599
CommVault Systems, Inc. (a)	4,989	266,911
Fair Isaac Corporation	1,565	188,864
Fleetmatics Group plc (a)	1,345	80,566
HubSpot, Inc. (a)	1,453	76,210
Mentor Graphics Corporation	6,618	191,260
MicroStrategy, Inc. - Class A (a)	1,103	214,875
MobileIron, Inc. (a)	5,818	21,236
Monotype Imaging Holdings, Inc.	3,885	74,204
Progress Software Corporation (a)	2,975	80,057
RealPage, Inc. (a)	2,947	80,158
RingCentral, Inc. - Class A (a)	3,165	65,516
Rubicon Project, Inc. (The) (a)	28,010	214,557
Synchronoss Technologies, Inc. (a)	4,669	171,399
Zynga, Inc. - Class A (a)	27,988	78,646
		2,103,769
Technology Hardware, Storage & Peripherals - 1.1%
Eastman Kodak Company (a)	9,920	147,808
Lexmark International, Inc. - Class A	2,797	111,013
Silicon Graphics International Corporation (a)	25,701	199,183
Super Micro Computer, Inc. (a)	10,521	249,347
		707,351
Materials - 4.3%
Chemicals - 2.3%
A. Schulman, Inc.	2,816	80,960
Chemtura Corporation (a)	2,712	88,953
FutureFuel Corporation	8,435	92,448
H.B. Fuller Company	4,110	172,908
Hawkins, Inc.	383	15,454
Innophos Holdings, Inc.	2,109	96,676
Innospec, Inc.	1,948	117,367
KMG Chemicals, Inc.	2,900	78,706

64

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Materials - 4.3% (Continued)
Chemicals - 2.3% (Continued)
Kraton Corporation (a)	3,048	$78,120
OMNOVA Solutions, Inc. (a)	10,353	78,683
PolyOne Corporation	6,270	183,272
Stepan Company	4,858	345,064
Trinseo S.A.	1,487	77,993
		1,506,604
Construction Materials - 0.3%
Headwaters, Inc. (a)	10,730	175,972

Containers & Packaging - 0.1%
AEP Industries, Inc.	729	79,862

Metals & Mining - 1.1%
Cliffs Natural Resources, Inc. (a)	9,288	51,270
Commercial Metals Company	11,635	182,786
Hecla Mining Company	11,303	67,705
Real Industry, Inc. (a)	27,276	145,926
Schnitzer Steel Industries, Inc. - Class A	3,319	80,154
SunCoke Energy, Inc.	21,496	219,474
		747,315
Paper & Forest Products - 0.5%
Boise Cascade Company (a)	8,018	154,347
Clearwater Paper Corporation (a)	1,464	77,738
Schweitzer-Mauduit International, Inc.	3,079	113,646
		345,731
Real Estate - 9.0%
Equity Real Estate Investment Trusts (REITs) - 9.0%
Bluerock Residential Growth REIT, Inc. - Class A	19,205	238,142
CBL & Associates Properties, Inc.	42,658	456,441
Cedar Realty Trust, Inc.	30,645	207,467
CorEnergy Infrastructure Trust, Inc.	15,461	418,684
Global Net Lease, Inc.	14,672	108,720
Government Properties Income Trust	21,589	413,213
Hudson Pacific Properties, Inc.	16,152	543,030
Mack-Cali Realty Corporation	15,575	399,966
National Health Investors, Inc.	4,257	322,510
Pennsylvania Real Estate Investment Trust	19,271	375,977
Ramco-Gershenson Properties Trust	23,547	408,305
Sabra Health Care REIT, Inc.	15,391	358,610
Silver Bay Realty Trust Corporation	15,868	265,789
TIER REIT, Inc.	33,079	487,915
Urban Edge Properties	5,485	141,568
Washington Prime Group, Inc.	42,003	440,612
Washington Real Estate Investment Trust	13,802	406,055
		5,993,004
Telecommunication Services - 1.0%
Diversified Telecommunication Services - 0.9%
8x8, Inc. (a)	5,398	76,922
ATN International, Inc.	1,254	84,821
Cincinnati Bell, Inc. (a)	2,225	43,721
FairPoint Communications, Inc. (a)	2,614	40,778

65

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Telecommunication Services - 1.0% (Continued)
Diversified Telecommunication Services - 0.9% (Continued)
Hawaiian Telcom Holdco, Inc. (a)	1,852	$38,003
IDT Corporation - Class B	13,577	242,893
Inteliquent, Inc.	4,957	83,228
		610,366
Wireless Telecommunication Services - 0.1%
Telephone and Data Systems, Inc.	3,036	78,450

Utilities - 2.1%
Electric Utilities - 0.9%
ALLETE, Inc.	1,386	84,948
El Paso Electric Company	5,937	274,289
NRG Yield, Inc. - Class A	17,129	252,310
		611,547
Gas Utilities - 0.3%
Southwest Gas Corporation	486	35,215
Spire, Inc.	2,081	130,687
		165,902
Independent Power and Renewable Electricity Producers - 0.6%
Atlantic Power Corporation	36,915	84,905
Ormat Technologies, Inc.	1,139	54,934
Talen Energy Corporation (a)	19,570	272,610
		412,449
Water Utilities - 0.3%
Consolidated Water Company Ltd.	10,824	121,229
Middlesex Water Company	2,192	79,131
		200,360

Total Investments at Value – 99.5% (Cost $65,244,477)		$66,449,792

Other Assets in Excess of Liabilities – 0.5%		362,134

Net Assets - 100.0%		$66,811,926

(a)	Non-income producing security.

See accompanying notes to financial statements.

66

TFS HEDGED FUTURES FUND
SCHEDULE OF INVESTMENTS
October 31, 2016

U.S. TREASURY OBLIGATIONS - 19.9%	Par Value	Value
U.S. Treasury Bills (a)
0.320%, due 02/23/2017	$677,000	$676,295
0.370%, due 03/09/2017	677,000	676,121
0.380%, due 03/23/2017	947,000	945,617
0.410%, due 04/06/2017	947,000	945,253
Total U.S. Treasury Obligations (Cost $3,243,322)		$3,243,286

MONEY MARKET FUNDS - 50.8%	Shares	Value
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.18% (b)	285,159	$285,159
Fidelity Institutional Money Market Government Portfolio - Class I, 0.27% (b)	2,873,072	2,873,072
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.22% (b)	1,605,132	1,605,132
PIMCO Government Money Market Fund, 0.29% (b)	284,973	284,973
Premier U.S. Government Money Portfolio, 0.25% (b)	1,605,132	1,605,132
Vanguard Federal Money Market Fund, 0.30% (b)	1,605,132	1,605,132
Total Money Market Funds (Cost $8,258,600)		$8,258,600

Total Investments at Value - 70.7% (Cost $11,501,922)		$11,501,886

Other Assets in Excess of Liabilities - 29.3% (c)		4,764,188

Net Assets - 100.0%		$16,266,074

(a)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(b)	The rate shown is the 7-day effective yield as of October 31, 2016.
(c)	Includes cash held as margin deposits for futures contracts.

See accompanying notes to financial statements.

67

TFS HEDGED FUTURES FUND
SCHEDULE OF FUTURES CONTRACTS
October 31, 2016

FUTURES CONTRACTS	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Cocoa Future	12/14/2016	25	$683,750	$(26,068)
Copper Future	12/28/2016	2	110,325	3,155
Cotton No.2 Future	12/07/2016	2	68,860	1,261
Ethanol Future	12/05/2016	16	728,480	12,605
Feeder Cattle Future	11/17/2016	6	365,550	11,049
Frozen Concentrate Orange Juice Future	01/10/2017	19	608,902	42,735
Oats Future	12/14/2016	26	286,650	2,727
Palladium Future	12/28/2016	3	185,505	(17,931)
Platinum Future	01/27/2017	4	196,220	4,825
Red Spring Wheat Future	12/14/2016	56	1,474,900	12,101
Soybean Future	01/13/2017	1	50,588	1,259
Sugar No. 11 Future	02/28/2017	24	579,802	(39,426)
Total Commodity Futures			5,339,532	8,292

Total Futures Contracts			$5,339,532	$8,292

See accompanying notes to financial statements.

68

TFS HEDGED FUTURES FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
October 31, 2016

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Coffee Future	12/19/2016	7	$430,894	$(33,349)
Corn Future	12/14/2016	32	567,600	(30,086)
Crude Oil Future	11/21/2016	9	420,660	40,546
Hard Red Winter Wheat Future	12/14/2016	31	642,863	(3,408)
Lean Hogs Future	12/14/2016	8	153,440	(4,115)
Live Cattle Future	12/30/2016	3	123,990	(5,813)
Lumber Future	01/13/2017	15	507,870	48,115
Natural Gas Future	11/28/2016	18	542,880	79,602
Rough Rice Future	01/13/2017	27	548,100	10,555
Wheat Future	12/14/2016	66	1,373,625	(39,993)
Total Commodity Futures			5,311,922	62,054

FINANCIAL FUTURES
EURO STOXX 50 Future	12/16/2016	42	1,405,686	(29,212)
EURO VSTOXX Mini Future	11/16/2016	93	227,140	17,076
EURO VSTOXX Mini Future	12/21/2016	138	338,562	9,254
Total Financial Futures			1,971,388	(2,882)

Total Futures Contracts Sold Short			$7,283,310	$59,172

See accompanying notes to financial statements.
69

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of
TFS Capital Investment Trust

We have audited the accompanying statements of assets and liabilities of TFS Market Neutral Fund and TFS Small Cap Fund and consolidated statement of assets and liabilities of the TFS Hedged Futures Fund (collectively the “Funds”), including the summary schedule of investments and schedule of securities sold short for TFS Market Neutral Fund, the summary schedule of investments for TFS Small Cap Fund, and the consolidated schedule of investments, consolidated schedule of futures contracts, and consolidated schedule of futures contracts sold short for TFS Hedged Futures Fund, as of October 31, 2016, and the related statements of operations of TFS Market Neutral Fund and TFS Small Cap Fund for the year then ended, the consolidated statement of operations of TFS Hedged Futures Fund for the year then ended, the statements of changes in net assets of TFS Market Neutral Fund and TFS Small Cap Fund for each of the two years in the period then ended, and the consolidated statements of changes in net assets of TFS Hedged Futures Fund for each of the two years in the period then ended, (collectively, the “financial statements”), the financial highlights for TFS Market Neutral Fund and TFS Small Cap Fund for each of the four years in the period then ended and the consolidated financial highlights for TFS Hedged Futures Fund for each of the four years in the period then ended (the financial statements and financial highlights are included in Item 1 of this Form N-CSR) and the schedule of investments and schedule of securities sold short for TFS Market Neutral Fund, the schedule of investments for TFS Small Cap Fund and the consolidated schedule of investments, the consolidated schedule of futures contracts and consolidated schedule of future contracts sold short for TFS Hedged Futures Fund as of October 31, 2016 (included in Item 6 of this Form N-CSR). These financial statements, financial highlights and schedules of investments in securities are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements, financial highlights and schedules of investments in securities based on our audits. The financial highlights for the years ended October 31, 2012 and prior were audited by another registered public accounting firm whose report dated December 24, 2012 expressed an unqualified opinion on those financial statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements, financial highlights and schedules of investments in securities are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and schedules of investments in securities. Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used an significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements, financial highlights and schedules of investments in securities referred to above present fairly, in all material respects, the financial positions of TFS Market Neutral Fund and TFS Small Cap Fund and the consolidated financial position of TFS Hedged Futures Fund constituting TFS Capital Investment Trust at October 31, 2016, the results of their operations (consolidated results of its operations for TFS Hedged Futures Fund) for the year then ended, the changes in their net assets (consolidated changes in its net assets for TFS Hedged Futures Fund) for each of the two years in the period then ended and the financial highlights (consolidated financial highlights for TFS Hedged Futures Fund) for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP
Cincinnati, Ohio
December 29, 2016

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TFS Capital Investment Trust

By (Signature and Title)*		/s/ Eric S. Newman
Eric S. Newman, President

Date	January 4, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Eric S. Newman
Eric S. Newman, President

Date	January 4, 2017

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer and Principal Financial Officer

Date	January 4, 2017

*	Print the name and title of each signing officer under his or her signature.